UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, NY			10105
(Address of principal executive offices)			(Zip code)

Suzan Afifi First Eagle Funds 1345 Avenue of the Americas New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-212-632-2700

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.             Reports to Stockholders.

Semi-Annual Report

April 30, 2017

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Value Fund

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle High Yield Fund

First Eagle Fund of America

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seem", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Table of Contents

Letter from the President	4
Management's Discussion of Fund Performance	7
Performance Chart	12
First Eagle Global Fund:
Fund Overview	18
Consolidated Schedule of Investments	20
First Eagle Overseas Fund:
Fund Overview	46
Consolidated Schedule of Investments	48
First Eagle U.S. Value Fund:
Fund Overview	72
Consolidated Schedule of Investments	74
First Eagle Gold Fund:
Fund Overview	84
Consolidated Schedule of Investments	86
First Eagle Global Income Builder Fund:
Fund Overview	90
Schedule of Investments	92
First Eagle High Yield Fund:
Fund Overview	106
Schedule of Investments	108
First Eagle Fund of America:
Fund Overview	120
Schedule of Investments	122
Statements of Assets and Liabilities	128
Statements of Operations	136
Statements of Changes in Net Assets	140
Financial Highlights	144
Notes to Financial Statements	164
Fund Expenses	202
General Information	208

First Eagle Funds | Semi-Annual Report | April 30, 2017

Letter from the President

John P. Arnhold

Dear Fellow Shareholders,

For the period from November 1, 2016 through April 30, 2017, the S&P 500 Index was up 13.32%, the MSCI World Index rose 12.12% and the MSCI EAFE Index increased 11.47%. France's CAC 40 Index was up 16.81%, Germany's DAX Index climbed 16.62% and Japan's Nikkei 225 Index rose 10.17% during the period. The price of WTI crude oil rose from $46.83 a barrel on November 1 to $49.31 a barrel on April 30. During this same period, the dollar strengthened 0.66% versus the euro and strengthened 5.73% versus the yen. The price of gold declined from $1,277.00 an ounce on November 1 to $1,267.70 an ounce on April 30.

During this period, the Bloomberg Barclays U.S. High Yield Corporate Index returned 5.30% and the Bloomberg Barclays U.S. Aggregate Index returned -0.67%.

In the six months since my last letter, stocks generally advanced strongly around the globe. The economic backdrop was generally favorable, and growth resumed in many parts of the world. The CBOE Volatility Index (VIX), which is sometimes called the uncertainty index, was low through most of the period. In short, the financial markets behaved as if there were little risk on the horizon.

We do not share this sanguine view. Markets are said to like certainty, but as we survey the world, certainty is hard to find. In the US equity market, the Trump rally seems to be driven by a widespread belief that tax reform and infrastructure spending will spur growth at US companies. While this is, indeed, possible, we think the fate of these initiatives in Congress is far from certain. In China, the world's second-largest economy, high levels of debt are a long-term concern. In Europe, extreme populist candidates were defeated in French and Dutch national elections, which reduced the immediate threat to the EU's survival. Nonetheless, the region still has large hurdles to overcome, including the need to recapitalize major banks.

Meanwhile, on the geopolitical front, North Korea, Russia and China all present challenges, and peace in the Middle East remains elusive.

Despite these conditions, money continued to pour into equity ETFs and index funds, generally driving up the share prices of companies that are included in major

First Eagle Funds | Semi-Annual Report | April 30, 2017

Letter from the President

indexes. Investors appeared to be more interested in gaining broad exposure to equity assets than they were in discriminating among individual companies. In this environment, momentum can beget more momentum, and valuation may play little role in determining the price of a company's shares.

At First Eagle, we strive to preserve the purchasing power of our investors' capital. While we aim to be prudent in all market environments, we believe that present conditions call for an added measure of caution.

Global Value Team

In the period from November 2016 through April 2017, the Global Value team did not share the apparent enthusiasm of other equity investors. Strengthening stock markets took overall valuation levels to territory that made it difficult to find exciting new opportunities. The portfolio managers trimmed or eliminated positions where prices had approached their estimates of intrinsic value. As a result, levels of cash and cash equivalents in the portfolios were at the higher end of their range.

Acknowledging that they did not know whether global stock markets would rise or fall over the next quarter or year, portfolio managers on the Global Value team remained true to their value investment philosophy and their active, disciplined, bottom-up approach. They focused on buying and holding stocks they believed offered a "margin of safety"—a discount to their estimates of intrinsic value. They sought to avoid companies with high leverage or with leaders who did not allocate capital effectively. They found opportunities in energy stocks driven lower by the decline in oil prices, in the sovereign debt of some peripheral issuers, and in a company with new management. On weakness in the gold price, they also made a small addition to their position in gold.

High Yield Team

The High Yield team suspected that credit risk, duration risk and liquidity risk were all mispriced during this period. Although leverage increased in the high yield market, spreads generally compressed—an indication that investors were reaching for yield by going lower in the credit spectrum and accepting less compensation for the incremental risk.

Duration, historically, has been secondary to credit as a risk factor in the high yield market, but today, there's a distinct possibility that yields will increase and that a duration-induced drop in value will ensue. Nevertheless, there were few signs that the market was focusing on the management of duration.

Liquidity risk has increased because of constraints introduced in the Dodd-Frank Act and the Volcker Rule. Banks and brokerage houses are no longer willing to maintain large inventories of high yield bonds. In the past—for a price—they served

First Eagle Funds | Semi-Annual Report | April 30, 2017

Letter from the President

as shock absorbers in risk-off markets. In the absence of these players, the market seems to be mispricing liquidity risk. The team believes that liquidity was overpriced a year ago and that it is underpriced today.

In this environment of perceived mispriced risks, the High Yield team elected to move up in credit quality while at the same keeping duration relatively short to reduce the portfolio's sensitivity to rising interest rates. It also retained cash and cash equivalents to help manage its duration exposure and prepare itself to take advantage of situations where it can provide liquidity at an attractive price.

Fund of America Team

The Fund of America team was encouraged to see a rebound in stocks that it believed were unfairly punished in the fourth quarter of 2016 following the US election. Within the US economy, data were mixed: Consumer confidence was high and job growth was good, but auto sales showed signs of slowing.

The team does not expect economic growth to accelerate in the United States. Instead, it anticipates a continuation of the slow and unsteady progress we have witnessed for the last several years. Even at this late stage of the US bull market, the Fund of America team continued to identify many new stock-specific opportunities. Recognizing the benefits of broader diversification, it created a portfolio containing more names than a year ago.

Although the US stock market may look fully valued, the strategic levers that good management teams can pull have the potential to unlock shareholder value. The Fund of America team believes that this environment may be suitable for its style of investing.

This is my last letter to you as president of First Eagle Funds, and as I transition from this role, I want to thank you for your confidence and support over the years. Mehdi Mahmud, CEO of First Eagle Investment Management, has been elected as the new president of First Eagle Funds, effective July 1, 2017. I am confident that under his stewardship, you will continue to benefit from the careful and disciplined management of your assets.

Sincerely,

John P. Arnhold
President

June 2017

First Eagle Funds | Semi-Annual Report | April 30, 2017

Management's Discussion of Fund Performance

First Eagle Global Fund

The net asset value ("NAV") of the Fund's Class A shares increased 6.48% for the six months ending April 30, 2017 while the MSCI World Index increased 12.12%. The Fund's cash and cash equivalents position was 19.97% as of April 30, 2017.

The five largest contributors to the performance of First Eagle Global Fund over the period were Comcast Corporation (cable and satellite, US), Oracle Corporation (systems software, US), American Express Company (consumer finance, US), Microsoft Corporation (systems software, US) and Anthem, Inc. (managed health care, US). These investments collectively accounted for 1.71% points of this period's performance.

The five largest detractors were KDDI Corporation (wireless telecommunication services, Japan), Vista Outdoor, Inc. (leisure products, US), Cenovus Energy, Inc. (integrated oil & gas, Canada), TechnipFMC PLC (oil & gas equipment & services, UK) and gold bullion. Their combined negative performance over the six months subtracted 0.65% points from performance.

First Eagle Overseas Fund

The NAV of the Fund's Class A shares increased 4.34% for the six months ending April 30, 2017 while the MSCI EAFE Index increased 11.47%. The Fund's cash and cash equivalents position was 19.95% as of April 30, 2017.

The five largest contributors to the performance of First Eagle Overseas Fund over the period were Berkeley Group Holdings PLC (homebuilding, UK), Bouygues SA (construction & engineering, France), Sompo Holdings, Inc. (property & casualty insurance, Japan), Fanuc Corporation (industrial machinery, Japan) and Cie de Saint-Gobain (building products, France). These investments collectively accounted for 1.53% points of this period's performance.

The five largest detractors were KDDI Corporation (wireless telecommunication services, Japan), Cenovus Energy, Inc. (integrated oil & gas, Canada), Emin Leydier SA (consumer finance, France), Carrefour SA (hypermarkets & super centers, France) and Shimano, Inc. (leisure products, Japan). Their combined negative performance over the six months subtracted 0.90% points from performance.

  Performance information for Class A Shares is without the effect of sales charges and assumes all distributions have been reinvested. If a sales charge was included values would be lower.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Management's Discussion of Fund Performance

First Eagle U.S. Value Fund

The NAV of the Fund's Class A shares increased 8.84% for the six months ending April 30, 2017 while the S&P 500 Index increased 13.32%. The Fund's cash and cash equivalents position was 20.23% as of April 30, 2017.

The five largest contributors to the performance of First Eagle U.S. Value Fund over the period were Comcast Corporation (cable & satellite), Oracle Corporation (systems software), Microsoft Corporation (systems software), Orbital ATK, Inc. (aerospace & defense) and American Express Company (consumer finance). These investments collectively accounted for 3.04% points of this period's performance.

The five largest detractors were Vista Outdoor, Inc. (leisure products), TechnipFMC PLC (oil & gas equipment & services, UK), Schlumberger (oil & gas equipment & services), gold bullion and Newcrest Mining Limited (mining, Australia). Their combined negative performance subtracted 0.80% points from performance.

First Eagle Gold Fund

The NAV of the Fund's Class A shares decreased 6.06% for the six months ending April 30, 2017 while the FTSE Gold Mines Index decreased 7.50%. The Fund's cash and cash equivalents position was 4.30% as of April 30, 2017.

The five largest contributors to the performance of First Eagle Gold Fund over the period were Eldorado Gold Corporation (Canada), Franco-Nevada Corporation (Canada), Randgold Resources Limited (Africa), Osisko Gold Royalties Limited (Canada) and Royal Gold, Inc. (US). These investments collectively accounted for 1.36% of this period's performance.

The five largest detractors were Tahoe Resources, Inc. (US), New Gold, Inc. (Canada), Newcrest Mining Limited (Australia), Detour Gold Corporation (Canada) and gold bullion. Their combined negative performance subtracted 4.40% points from performance.

First Eagle Global Income Builder Fund

The NAV of the Fund's Class A shares increased 6.56% for the six months ending April 30, 2017 while the composite index1 increased 6.86%. The Bloomberg Barclays US Aggregate Bond Index returned -0.67% while the MSCI World Index increased 12.12%. The Fund's cash and cash equivalents position was 10.12% as of April 30, 2017.

1  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Management's Discussion of Fund Performance

The five largest contributors to the performance of First Eagle Global Income Builder Fund over the period were Berkeley Group Holdings PLC (homebuilding, UK), Bouygues SA (construction & engineering, France), Microsoft Corporation (systems software, US), Xilinx, Inc. (semiconductors, US) and Anthem, Inc. (managed health care, US). These investments collectively accounted for 1.38% points of this period's performance.

The five largest detractors were Asian Pay Television Trust (Pay-TV business trust, Singapore), KDDI Corporation (wireless telecommunication services, Japan), Cenovus Energy, Inc. (integrated oil & gas, Canada), Carrefour SA (hypermarkets & super centers, France) and Goldcorp, Inc. (mining, Canada). Their combined negative performance subtracted 0.54% points from performance.

First Eagle High Yield Fund

The NAV of the Fund's Class I shares increased 4.07% for the six months ending April 30, 2017 while the Bloomberg Barclays U.S. Corporate High Yield Index increased 5.30%. The Fund's cash and cash equivalents position was 10.78% as of April 30, 2017.

The five largest contributors to the performance of First Eagle High Yield Fund over the period were Enquest PLC 7.00% due 04/15/2022 (oil company-exploration & production, UK), Caelus Energy Alaska 03 LLC Second Lien Term Loan 8.75% due 04/15/2020 (oil company-exploration & production, US), Osum Productions Corporation Term Loan B 6.50% due 07/31/2020 (oil & gas exploration & production, US), Cloud Peak Energy Resources LLC 12.00% due 11/01/2021 (coal, US) and EP Energy Corporation 9.375% due 05/01/2020 (oil company-exploration & production, US). These investments collectively accounted for 1.44% points of this period's performance.

The five largest detractors were Bi-Lo Holdings LLC 8.625% due 09/15/2018 (food-retail, US), Payless, Inc. First Lien Term Loan 5.03% due 03/11/2021 (apparel retail, US), Rex Energy Corporation 1.00% due 10/01/2020 (oil & gas exploration & production, US), Vista Outdoor, Inc. 5.875% due 10/01/2023 (leisure products, US) and True Religion Apparel, Inc. First Lien Term Loan 6.02% due 07/30/2019 (apparel, accessories & luxury goods, US). Their combined negative performance subtracted 0.64% points from performance.

First Eagle Fund of America

The NAV of the Fund's Class A shares increased 14.63% for the six months ending April 30, 2017 while the S&P 500 Index increased 13.32%. The Fund's cash and cash equivalents position was 2.92% as of April 30, 2017.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Management's Discussion of Fund Performance

The five largest contributors to the performance of Fund of America over the period were Wyndham Worldwide Corporation (hotels, resorts and cruise lines), Halozyme Therapeutics, Inc. (biotechnology), General Dynamics Corporation (aerospace & defense), Martin Marietta Materials, Inc. (construction materials) and Packaging Corporation of America (paper packaging). These investments collectively accounted for 7.73% points of this period's performance.

The five largest detractors were Pitney Bowes, Inc. (offices services & supplies), Tyson Foods, Inc. (packaged foods & meats), Hertz Global Holdings, Inc. (trucking), Intrexon Corporation (biotechnology) and SemGroup Corporation (oil & gas storages & transportation). Their combined negative performance subtracted 2.45% points from performance.

Matthew McLennan Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Gold Funds	T. Kimball Brooker, Jr. Portfolio Manager Global, Overseas, U.S. Value and Global Income Builder Funds

Matt Lamphier Portfolio Manager U.S. Value Fund	Edward Meigs Portfolio Manager Global Income Builder and High Yield Funds

Sean Slein Portfolio Manager Global Income Builder and High Yield Funds	Harold Levy Portfolio Manager Fund of America

First Eagle Funds | Semi-Annual Report | April 30, 2017

Management's Discussion of Fund Performance

Eric Stone Portfolio Manager Fund of America	Thomas Kertsos Portfolio Manager Gold Fund
June 2017

The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact a fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143.

The commentary represents the opinion of John Arnhold and the Portfolio Management Teams as of June 2017 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Performance Chart1 (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle Global Fund
Class A (SGENX) without sales charge	9.21%	5.07%	7.66%	6.28%	13.32%	01/01/79[2]
with sales charge	3.75%	3.29%	6.56%	5.73%	13.21%	01/01/79[2]
Class C (FESGX)	7.40%	4.28%	6.86%	5.48%	10.10%	06/05/00
Class I (SGIIX)	9.52%	5.35%	7.94%	6.55%	10.92%	07/31/98
Class R6 (FEGRX)	—	—	—	—	0.49%	03/01/17
MSCI World Index[3]	14.65%	5.68%	9.94%	3.92%	9.58%	01/01/79
First Eagle Overseas Fund[4]
Class A (SGOVX) without sales charge	6.08%	3.43%	6.42%	4.69%	10.71%	08/31/93
with sales charge	0.75%	1.68%	5.33%	4.15%	10.53%	08/31/93
Class C (FESOX)	4.26%	2.67%	5.63%	3.91%	9.48%	06/05/00
Class I (SGOIX)	6.37%	3.71%	6.70%	4.96%	10.75%	07/31/98
Class R6 (FEORX)	—	—	—	—	2.33%	03/01/17
MSCI EAFE Index[5]	11.29%	0.86%	6.78%	0.87%	4.93%	08/31/93
First Eagle U.S. Value Fund
Class A (FEVAX) without sales charge	10.99%	5.91%	8.08%	6.61%	9.02%	09/04/01
with sales charge	5.42%	4.11%	6.97%	6.07%	8.66%	09/04/01
Class C (FEVCX)	9.09%	5.10%	7.26%	5.80%	8.20%	09/04/01
Class I (FEVIX)	11.27%	6.19%	8.36%	6.88%	9.29%	09/04/01
Class R6 (FEVRX)	—	—	—	—	-1.06%	03/01/17
S&P 500 Index[6]	17.92%	10.47%	13.68%	7.15%	6.99%	09/04/01

First Eagle Funds | Semi-Annual Report | April 30, 2017

Performance Chart (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle Gold Fund
Class A (SGGDX) without sales charge	-7.19%	-0.08%	-8.95%	0.07%	5.43%	08/31/93
with sales charge	-11.84%	-1.77%	-9.88%	-0.44%	5.26%	08/31/93
Class C (FEGOX)	-8.85%	-0.87%	-9.67%	-0.70%	4.92%	05/15/03
Class I (FEGIX)	-6.89%	0.21%	-8.70%	0.33%	5.99%	05/15/03
Class R6 (FEURX)	—	—	—	—	-1.76%	03/01/17
FTSE Gold Mines Index[7]	-12.47%	-0.07%	-12.57%	-4.27%	-0.97%	08/31/93
MSCI World Index[3]	14.65%	5.68%	9.94%	3.92%	6.77%	08/31/93
First Eagle Global Income Builder
Class A (FEBAX) without sales charge	9.45%	2.96%	—	—	6.56%	05/01/12
with sales charge	4.00%	1.22%	—	—	5.46%	05/01/12
Class C (FEBCX)	7.65%	2.18%	—	—	5.76%	05/01/12
Class I (FEBIX)	9.65%	3.21%	—	—	6.82%	05/01/12
Class R6 (FEBRX)	—	—	—	—	2.03%	03/01/17
Composite Index[8]	8.98%	4.61%	—	—	6.97%	05/01/12
MSCI World Index[3]	14.65%	5.68%	—	—	9.86%	05/01/12
Bloomberg Barclays U.S. Aggregate Bond Index[9]	0.83%	2.66%	—	—	2.29%	05/01/12

First Eagle Funds | Semi-Annual Report | April 30, 2017

Performance Chart (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle High Yield
Class A (FEHAX) without sales charge	12.61%	2.37%	4.76%	—	5.59%	01/03/12
with sales charge	7.56%	0.82%	3.80%	—	4.69%	01/03/12
Class C (FEHCX)	10.92%	1.65%	4.01%	—	4.81%	01/03/12
Class I (FEHIX)	13.07%	2.70%	5.11%	—	8.90%	11/19/07[10]
Class R6 (FEHRX)	—	—	—	—	1.00%	03/01/17
Bloomberg Barclays U.S. Corporate High Yield Index[11]	13.30%	4.74%	6.84%	—	8.21%	11/19/07
First Eagle Fund of America
Class A (FEFAX) without sales charge	13.69%	3.74%	10.09%	7.06%	8.43%	11/20/98
with sales charge	8.00%	1.98%	8.97%	6.51%	8.13%	11/20/98
Class C (FEAMX)	11.84%	2.95%	9.26%	6.25%	7.64%	03/02/98
Class I (FEAIX)	14.01%	4.04%	—	—	8.80%	03/08/13
Class Y (FEAFX)[12]	13.71%	3.73%	10.08%	7.05%	11.55%	04/10/87
Class R6 (FEFRX)	—	—	—	—	2.34%	03/01/17
S&Ps 500 Index[6]	17.92%	10.47%	13.68%	7.15%	9.68%	04/10/87

1  The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143. The average annual returns for Class A Shares "with sales charge" of First Eagle Global, Overseas, U.S. Value, Gold, Fund of America, and Global Income Builder give effect to the deduction of the maximum sales charge of 5.00%. The average annual returns for Class A Shares "with sales charge" of First Eagle High Yield gives effect to the deduction of the maximum sales charge of 4.50%.

The average annual returns for Class C Shares reflect the contingent deferred sales charge (CDSC) of 1.00% which pertains to the first year or less of investment only.

A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Performance Chart (unaudited)

Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, and First Eagle Fund of America require $1 million minimum investment and are offered without a sales charge.

Class Y Shares of First Eagle Fund of America are offered without a sales charge.

Class R6 Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, and First Eagle Fund of America are offered without a sales charge.

2  The Fund commenced operation April 28, 1970. Performance for periods prior to January 1, 2000 occurred while a prior portfolio manager of the fund was affiliated with another firm. Inception date shown is when this prior portfolio manager assumed portfolio management responsibilities.

3  The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed international markets. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index.

4  Effective May 9, 2014, the First Eagle Overseas Fund is closed to certain investors. Please see prospectus for more information.

5  The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 21 developed market countries. One cannot invest directly in an index.

6  The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

7  The FTSE Gold Mines Index Series is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, and includes dividends reinvested. One cannot invest directly in an index.

8  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index.

9  The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. One cannot invest directly in an index.

10  First Eagle High Yield Fund commenced operations in its present form on December 30, 2011, and is successor to another mutual fund pursuant to a reorganization on December 30, 2011. Information prior to December 30, 2011 is for this predecessor fund. Immediately after the reorganization, changes in net asset value of the Class I shares were partially impacted by differences in how the Fund and the predecessor fund price portfolio securities.

11  The Bloomberg Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, noninvestment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Performance Chart (unaudited)

12  As of September 1, 2005 First Eagle Fund of America Class Y is closed to new accounts.

Expense Ratios As Stated In The Most Recent Prospectus16
Total Annual Gross Operating Expense Ratios

	Class A	Class C	Class I	Class Y	Class R6[13]
First Eagle Global Fund	1.10%	1.86%	0.84%	—	0.80%
First Eagle Overseas Fund	1.14	1.89	0.87	—	0.81
First Eagle U.S. Value Fund[14,15]	1.14	1.90	0.87	—	0.82
First Eagle Gold Fund	1.27	2.04	0.98	—	0.86
First Eagle Global Income Builder Fund	1.18	1.94	0.92	—	0.88
First Eagle High Yield Fund[14,15]	1.20	1.94	0.91	—	0.86
First Eagle Fund of America	1.30	2.06	1.01	1.31%	0.96

13  The Fund's Class R6 Shares commenced investment operations on March 1, 2017. The percentages shown above are based on anticipated expenses of Class R6 for the first fiscal year. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

14  For the First Eagle U.S. Value Fund and High Yield Funds, had fees not been waived and/or expenses reimbursed, returns would have been lower.

15  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 28, 2018. This waiver has the effect of reducing the management fee for the term of the waiver from 0.75% to 0.70% on First Eagle U.S. Value Fund and from 0.70% to 0.65% on First Eagle High Yield Fund.

16  Certain other share classes were newly organized during the period but did not yet have assets or expenses during the period.

These expense ratios are presented as of October 31, 2016 and may differ from corresponding ratios shown elsewhere in this report because of differing time periods (and/or, if applicable, because these expense ratios do not include expense credits or waivers).

There are risks associated with investing in funds that invest in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. These risks may be more pronounced with respect to investments in emerging markets. Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors.

All securities may be subject to adverse market trends. The value of a Fund's portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States or abroad. This may cause a Fund's portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Performance Chart (unaudited)

In addition to investments in larger companies, each Fund may invest in smaller and medium-size companies, which historically have been more volatile in price than larger company securities, especially over the short term. Positions in smaller companies, especially when the Fund is a large holder of a small company's securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds consider small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

Holding illiquid securities restricts or otherwise limits the ability for a Fund to freely dispose of its investments for specific periods of time. A Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments.

Investment in gold and gold related investments present certain risks, including political and economic risks affecting the price of gold and other precious metals like changes in U.S. or foreign regulatory policies, tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of investments in such securities may also be affected. Gold related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold related investments have traditionally been more volatile than investments in broader equity or debt markets.

The event-driven investment style used by First Eagle Fund of America carries the additional risk that the event anticipated occurs later than expected, does not occur at all or does not have the desired effect on the market price of the securities.

First Eagle High Yield and Global Income Builder Funds invest in high yield securities that are non-investment grade. High yield securities are rated lower than investment-grade securities because there is a greater possibility that the issuer may be unable to make interest and principal payments on those securities. High yield securities involve greater risk than higher rated securities and portfolios that invest in them may be subject to greater levels of credit and liquidity risk than portfolios that do not.

For the First Eagle High Yield and Global Income Builder Funds, bank loans are often less liquid than other types of debt instruments. There is no assurance that the liquidation of any collateral from a secured bank loan would satisfy the borrower's obligation or that such collateral could be liquidated.

Funds that invest in bonds are subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner, or that negative perception of the issuer's ability to make such payments may cause the price of that bond to decline.

Income generation and dividends are not guaranteed. If dividend paying stocks in the fund's portfolio stop paying or reduce dividends the fund's ability to generate income will be adversely affected.

An investment made at a perceived "margin of safety" or "discount to intrinsic or fundamental value" can trade at prices substantially lower than when an investment is made, so that any perceived "margin or safety" or "discount to value" is no guarantee against loss.

All investments involve the risk of loss.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund

Fund Overview

Data as of April 30, 2017 (unaudited)

Investment Objective

The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. This truly global fund is managed with a highly disciplined, bottom-up, value oriented style.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Global Fund	Class A	without sales load	9.21	7.66	6.28
		with sales load	3.75	6.56	5.73
MSCI World Index			14.65	9.94	3.92
Consumer Price Index			2.21	1.23	1.70

Asset Allocation* (%)

Countries** (%)

United States	39.19
Japan	13.15
France	5.94
United Kingdom	3.81
Canada	3.54
Mexico	2.23
Germany	1.76
Switzerland	1.54
South Korea	1.31
Curacao	1.11
Hong Kong	1.08
Bermuda	0.82
Australia	0.82
Sweden	0.79
Thailand	0.50
Belgium	0.50
Singapore	0.37
Brazil	0.35
Ireland	0.32
Denmark	0.23
Poland	0.15
Russia	0.14
Italy	0.13
Israel	0.10
Africa	0.07
Indonesia	0.05
Norway	0.03

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short-term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed international markets. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold Bullion** (precious metal)	6.80
Oracle Corporation (U.S. Systems Software)	2.26
Microsoft Corporation (U.S. Systems Software)	2.09
Fanuc Corporation (Japanese Industrial Machinery)	1.74
American Express Company (U.S. Consumer Finance)	1.67
Comcast Corporation Class 'A' (U.S. Cable & Satellite)	1.61
KDDI Corporation (Japanese Wireless Telecommunication Services)	1.57
Weyerhaeuser Company REIT (U.S. Specialized REIT's)	1.49
Omnicom Group, Inc. (U.S. Advertising)	1.36
Secom Company Limited (Japanese Security & Alarm Services)	1.24
Total	21.83

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 71.56%
International Common Stocks — 39.70%
Africa — 0.07%
413,501	Randgold Resources Limited, ADR	$24,650,966	$36,383,953
Australia — 0.82%
27,660,364	Newcrest Mining Limited	382,007,728	438,267,653
Belgium — 0.50%
2,788,865	Groupe Bruxelles Lambert SA	234,732,253	267,366,442
Bermuda — 0.82%
6,516,471	Jardine Matheson Holdings Limited	333,620,326	420,507,874
520,800	Jardine Strategic Holdings Limited	15,162,023	22,014,216
		348,782,349	442,522,090
Brazil — 0.35%
25,075,440	Cielo SA	184,361,184	190,393,379
Canada — 3.54%
20,266,923	Potash Corporation of Saskatchewan, Inc.	519,454,273	342,105,660
20,378,638	Barrick Gold Corporation	242,892,480	340,730,827
6,554,822	Agnico-Eagle Mines Limited	201,782,165	313,323,421
3,490,459	Franco-Nevada Corporation	148,910,524	237,393,659
14,579,998	Goldcorp, Inc.	339,599,943	203,536,772
15,294,201	Cenovus Energy, Inc.	360,056,268	152,636,126
4,363,660	Imperial Oil Limited	135,710,968	126,941,093
3,570,888	Suncor Energy, Inc.	89,457,482	111,909,885
2,388,401	Canadian Natural Resources Limited	66,793,714	76,076,096
		2,104,657,817	1,904,653,539
Curacao — 1.11%
8,241,660	Schlumberger Limited	644,067,330	598,262,099
Denmark — 0.23%
2,987,524	ISS A/S	94,568,138	123,906,828
France — 5.88%
7,836,484	Danone SA	525,476,283	547,858,429
7,208,725	Cie de Saint-Gobain	311,259,631	389,089,491
4,014,366	Sanofi	309,476,282	378,732,338
8,746,568	Bouygues SA	289,358,751	367,719,030

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 39.70% (continued)
France — 5.88% (continued)
2,173,169	Sodexo SA	$56,283,339	$276,256,014
11,307,383	Carrefour SA	413,289,236	266,357,913
11,789,132	Rexel SA	172,974,551	210,607,126
4,050,575	Total SA	194,246,569	208,127,726
851,019	Wendel SA	19,376,060	119,260,447
404,478	LVMH Moet Hennessy Louis Vuitton SE	59,813,051	99,795,394
1,401,821	Legrand SA	47,735,245	90,749,800
1,654,366	Neopost SA	144,309,033	67,092,197
157,260	Robertet SA	20,623,058	60,298,751
12,000,000	Emin Leydier SA (a)(b)(c)(d)(e)	—	44,966,292
42,252	Robertet SA CI (d)(f)	800,508	11,340,582
385,000	Sabeton SA (b)	4,841,233	8,928,608
104,457	Gaumont SA	6,087,824	8,494,049
66,717	NSC Groupe (b)	11,738,587	5,690,437
		2,587,689,241	3,161,364,624
Germany — 1.76%
7,002,523	HeidelbergCement AG	381,894,065	648,366,927
938,751	Linde AG	126,181,611	168,674,766
1,339,934	Hornbach Holding AG & Company KGaA (b)	41,310,978	103,616,273
339,758	Fraport AG	11,433,424	26,721,096
29,871	Hornbach Baumarkt AG	560,239	975,992
		561,380,317	948,355,054
Hong Kong — 1.08%
125,232,969	Hang Lung Properties Limited	293,629,183	328,444,023
12,693,580	Guoco Group Limited	115,086,260	145,729,711
23,163,348	Hysan Development Company Limited	104,471,981	109,289,871
		513,187,424	583,463,605
Ireland — 0.32%
4,704,407	CRH PLC	78,654,390	171,765,736
Israel — 0.10%
12,448,757	Israel Chemicals Limited	122,246,849	53,791,774

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 39.70% (continued)
Italy — 0.13%
1,194,634	Italmobiliare S.p.A. (b)	$147,127,183	$66,887,563
Japan — 13.14%
4,599,600	Fanuc Corporation	503,468,534	934,774,057
31,838,200	KDDI Corporation	370,490,177	844,115,722
9,186,430	Secom Company Limited	405,509,768	666,350,957
17,037,000	Sompo Holdings, Inc.	474,055,672	642,813,384
2,129,156	SMC Corporation	265,808,258	599,544,354
30,826,080	Mitsubishi Estate Company Limited	557,670,697	589,006,956
11,414,440	Hoya Corporation	260,204,655	545,148,944
1,263,800	Keyence Corporation	121,430,285	507,900,785
2,442,300	Hirose Electric Company Limited (b)	245,404,954	327,976,955
9,739,320	MS&AD Insurance Group Holdings, Inc.	208,696,055	317,319,670
12,265,900	NTT DoCoMo, Inc.	291,476,975	295,768,013
1,892,590	Shimano, Inc.	23,499,497	289,130,367
15,895,900	Astellas Pharma, Inc.	117,606,337	209,331,072
2,006,030	Nissin Foods Holdings Company Limited	70,165,113	114,810,239
3,485,880	Chofu Seisakusho Company Limited (b)	63,365,956	83,367,177
4,060,600	T. Hasegawa Company Limited (b)	61,362,863	78,826,090
1,036,100	Komatsu Limited	18,231,597	27,623,137
		4,058,447,393	7,073,807,879
Mexico — 1.73%
17,765,033	Grupo Televisa S.A.B., ADR	356,198,593	431,690,302
18,230,274	Fresnillo PLC	243,897,991	342,843,867
6,401,020	Industrias Peñoles S.A.B. de C.V.	7,339,323	156,478,634
		607,435,907	931,012,803
Norway — 0.03%
2,000,066	Orkla ASA	13,269,921	18,111,476
Russia — 0.14%
15,687,012	Gazprom PJSC, ADR	83,302,846	74,513,307

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 39.70% (continued)
South Korea — 1.31%
3,628,820	KT&G Corporation	$206,993,270	$323,688,575
8,365,611	Kia Motors Corporation	374,300,528	256,210,162
519,000	Lotte Confectionery Company Limited	21,157,499	93,501,186
39,989	Namyang Dairy Products Company Limited (b)	7,325,466	30,468,814
		609,776,763	703,868,737
Sweden — 0.79%
5,939,940	Investor AB, Class 'A'	116,378,542	268,921,222
3,394,798	Investor AB, Class 'B'	63,888,333	155,188,795
		180,266,875	424,110,017
Switzerland — 1.54%
5,963,365	Nestlé SA	208,278,355	459,388,872
4,327,670	Pargesa Holding SA	272,881,781	323,379,160
550,340	Cie Financiere Richemont SA	33,677,058	45,990,725
		514,837,194	828,758,757
Thailand — 0.50%
51,812,900	Bangkok Bank PCL, NVDR	214,262,825	268,875,847
36,500	Bangkok Bank PCL	154,243	197,326
		214,417,068	269,073,173
United Kingdom — 3.81%
11,666,240	TechnipFMC PLC (a)	402,139,938	351,503,811
4,778,582	British American Tobacco PLC	257,800,241	322,767,596
9,095,881	Liberty Global PLC, Series 'C' (a)	298,498,837	314,808,442
7,383,566	Berkeley Group Holdings PLC (b)	96,480,082	311,568,694
2,058,297	Willis Towers Watson PLC	167,146,585	272,971,348
12,196,447	GlaxoSmithKline PLC	243,907,853	244,850,843
8,034,220	Diageo PLC	217,243,861	233,768,890
		1,683,217,397	2,052,239,624
Total International Common Stocks		15,993,084,533	21,362,880,112
U.S. Common Stocks — 31.86%
Consumer Discretionary — 3.74%
22,106,304	Comcast Corporation, Class 'A'	172,422,581	866,346,054
8,915,482	Omnicom Group, Inc.	382,904,586	732,139,382

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 31.86% (continued)
Consumer Discretionary — 3.74% (continued)
2,715,849	Tiffany & Company	$163,749,956	$248,907,561
3,992,318	H&R Block, Inc.	67,554,206	98,969,563
3,252,457	Vista Outdoor, Inc. (a)(b)	60,840,739	63,618,059
2,485	JG Boswell Company	573,840	1,722,105
31,592	Mills Music Trust (b)	930,198	695,024
		848,976,106	2,012,397,748
Consumer Staples — 0.44%
3,258,980	Colgate-Palmolive Company	125,309,063	234,776,919
Energy — 2.35%
17,895,308	National Oilwell Varco, Inc.	852,431,598	625,798,921
6,916,659	ConocoPhillips	258,633,895	331,377,133
3,449,156	Devon Energy Corporation	175,660,555	136,207,170
892,800	Exxon Mobil Corporation	72,418,089	72,897,120
867,954	Phillips 66	68,629,773	69,054,420
3,908,035	San Juan Basin Royalty Trust (b)	138,744,051	27,668,888
		1,566,517,961	1,263,003,652
Financials — 9.29%
11,313,401	American Express Company	633,566,347	896,587,029
23,709,923	Weyerhaeuser Company, REIT	483,947,523	803,055,092
13,790,619	Bank of New York Mellon Corporation	333,503,194	648,986,530
10,500,485	BB&T Corporation	271,359,274	453,410,942
7,819,459	U.S. Bancorp	192,949,644	400,981,858
11,559,557	Synchrony Financial	335,221,813	321,355,685
4,386,051	WR Berkley Corporation	117,583,057	298,163,747
1,088	Berkshire Hathaway, Inc., Class 'A' (a)	78,430,920	269,584,640
4,260,484	American International Group, Inc.	218,865,690	259,506,080
418,350	Alleghany Corporation (a)	173,611,138	255,486,345
4,889,353	Brown & Brown, Inc.	152,411,545	209,753,244
1,964,386	Cincinnati Financial Corporation	46,752,733	141,612,587
332,055	The Travelers Companies, Inc.	39,177,929	40,397,811
		3,077,380,807	4,998,881,590

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 31.86% (continued)
Health Care — 1.26%
1,980,790	Anthem, Inc.	$167,592,499	$352,362,733
3,140,634	Varian Medical Systems, Inc. (a)	215,574,657	284,981,129
1,256,253	Varex Imaging Corporation (a)	27,620,059	42,159,851
		410,787,215	679,503,713
Industrials — 5.64%
3,015,674	3M Company	262,447,187	590,559,439
4,423,114	Deere & Company	357,858,692	493,663,753
4,056,411	Union Pacific Corporation	332,054,346	454,155,776
8,414,508	Flowserve Corporation (b)	398,851,749	428,046,022
3,694,106	Orbital ATK, Inc. (b)	187,772,271	365,716,494
2,806,745	Cintas Corporation	69,946,918	343,742,060
1,378,153	Cummins, Inc.	122,205,129	208,018,414
5,851,664	NOW, Inc. (a)(b)	178,684,330	99,536,805
679,237	CH Robinson Worldwide, Inc.	49,449,700	49,380,530
		1,959,270,322	3,032,819,293
Information Technology — 7.88%
27,002,083	Oracle Corporation	856,422,677	1,214,013,652
16,419,091	Microsoft Corporation	402,143,883	1,124,050,970
8,166,351	Xilinx, Inc.	329,367,112	515,378,412
12,190,179	Teradata Corporation (a)(b)	444,225,494	355,709,423
2,530,508	Texas Instruments, Inc.	119,204,422	200,365,623
2,275,357	Analog Devices, Inc.	188,740,863	173,382,203
163,012	Alphabet, Inc., Class 'C' (a)	39,031,290	147,682,352
1,222,123	Mastercard, Inc., Class 'A'	24,535,794	142,157,347
1,517,758	Visa, Inc., Class 'A'	27,354,307	138,449,885
134,718	Alphabet, Inc., Class 'A' (a)	75,360,379	124,549,485
1,027,905	Automatic Data Processing, Inc.	31,952,626	107,405,794
		2,538,338,847	4,243,145,146
Materials — 0.81%
2,235,507	Scotts Miracle-Gro Company, Class 'A'	94,363,118	215,949,976
1,061,412	Praxair, Inc.	109,485,246	132,655,272
1,260,596	Royal Gold, Inc.	75,321,955	89,098,925
		279,170,319	437,704,173

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 31.86% (continued)
Utilities — 0.45%
4,874,044	UGI Corporation	$161,805,549	$244,482,047
Total U.S. Common Stocks		10,967,556,189	17,146,714,281
Total Common Stocks		26,960,640,722	38,509,594,393
Investment Company — 0.00*%
250,970	State Street Institutional U.S. Government Money Market Fund, Premier Class	250,970	250,970
Ounces
Commodity — 6.80%
2,886,886	Gold bullion (a)	3,010,610,020	3,662,188,350
Principal
Notes and Bonds — 1.66%
U.S. Bonds — 0.52%
Government Obligations — 0.51%
$27,414,000	Federal Home Loan Bank 0.00% due 05/23/17	27,401,603	27,401,609
250,000,000	U.S. Treasury Note 0.875% due 01/15/18 (g)	249,717,505	249,658,250
		277,119,108	277,059,859
U.S. Corporate Bond — 0.01%
5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28	4,886,171	5,173,149
Total U.S. Bonds		282,005,279	282,233,008
International Notes and Bonds — 1.14%
International Corporate Notes and Bonds — 0.07%
France — 0.07%
6,000,000	Emin Leydier SA FRN EUR7.779% due 11/30/20 (c)(d)(h)	7,238,074	6,535,798
15,000,000	Emin Leydier SA FRN EUR7.779% due 11/30/20 (c)(d)(h)	21,341,293	16,339,496

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Corporate Notes and Bonds — 0.07% (continued)
France — 0.07% (continued)
12,050,000	Wendel SA	$16,043,090	$13,277,536
	EUR4.375% due 08/09/17
Total International Corporate Notes and Bonds		44,622,457	36,152,830
International Government Bonds — 1.07%
Indonesia — 0.05%
345,617,000,000	Indonesia Treasury Bond IDR8.25% due 07/15/21	26,379,853	27,291,012
Mexico — 0.50%
2,559,090,000	Mexican Bonos MXN4.75% due 06/14/18	160,969,063	133,171,508
764,192,000	Mexican Bonos MXN5.00% due 12/11/19	56,116,618	38,842,764
1,813,760,000	Mexican Bonos MXN6.50% due 06/10/21	97,460,890	94,453,971
		314,546,571	266,468,243
Poland — 0.15%
306,347,000	Republic of Poland Government Bond PLN3.25% due 07/25/19	78,811,716	80,922,296
Singapore — 0.37%
154,398,000	Singapore Government Bond SGD0.50% due 04/01/18	117,587,100	109,967,755
119,604,000	Singapore Government Bond SGD3.25% due 09/01/20	91,542,981	90,767,721
		209,130,081	200,735,476
Total International Government Bonds		628,868,221	575,417,027
Total International Notes and Bonds		673,490,678	611,569,857
Total Notes and Bonds		955,495,957	893,802,865
Commercial Paper — 19.97%
International Commercial Paper — 6.54%
Australia — 0.36%
39,046,000	Telstra Corporation Limited USD1.00% due 05/17/17	39,028,646	39,024,259
39,046,000	Telstra Corporation Limited USD1.00% due 05/18/17	39,027,562	39,023,071

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 6.54% (continued)
Australia — 0.36% (continued)
35,298,000	Telstra Corporation Limited USD1.05% due 06/06/17	$35,260,937	$35,256,510
35,298,000	Telstra Corporation Limited USD1.05% due 06/08/17	35,258,878	35,254,262
45,000,000	Telstra Corporation Limited USD1.10% due 06/08/17	44,947,750	44,944,240
Canada — 1.34%
77,089,000	PSP Capital, Inc. USD0.99% due 06/05/17	77,016,301	77,019,590
30,670,000	PSP Capital, Inc. USD1.00% due 06/28/17	30,620,587	30,623,644
1,633,000	PSP Capital, Inc. USD1.00% due 07/05/17	1,630,052	1,630,196
31,592,000	PSP Capital, Inc. USD1.06% due 07/20/17	31,517,583	31,523,242
16,337,000	Suncor Energy, Inc. USD1.23% due 06/07/17	16,316,347	16,314,546
109,245,000	Total Capital Limited USD0.94% due 05/17/17	109,200,330	109,194,435
100,176,000	Total Capital Limited USD0.95% due 05/15/17	100,139,770	100,134,702
51,797,000	Total Capital Limited USD1.02% due 06/20/17	51,723,621	51,727,378
66,334,000	Total Capital Limited USD1.02% due 07/05/17	66,211,835	66,216,095
40,611,000	Total Capital Limited USD1.02% due 07/11/17	40,529,304	40,531,111
33,663,000	Total Capital Limited USD1.02% due 07/12/17	33,594,327	33,595,674
31,937,000	Total Capital Limited USD1.02% due 07/14/17	31,870,039	31,871,081
52,231,000	Total Capital Limited USD1.03% due 07/18/17	52,114,438	52,116,301
24,788,000	Total Capital Limited USD1.03% due 07/20/17	24,731,263	24,731,936
55,846,000	Total Capital Limited USD1.04% due 07/20/17	55,716,934	55,719,690

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 6.54% (continued)
France — 0.69%
52,946,000	Engie USD0.88% due 06/15/17	$52,888,421	$52,882,465
44,463,000	Engie USD0.90% due 06/06/17	44,423,428	44,420,371
25,881,000	Engie USD0.91% due 05/09/17	25,875,881	25,874,318
32,914,000	Engie USD0.95% due 06/14/17	32,876,588	32,875,412
24,506,000	Essilor International USD1.00% due 06/05/17	24,482,175	24,483,159
14,210,000	Essilor International USD1.00% due 06/19/17	14,190,659	14,191,383
9,983,000	Essilor International USD1.00% due 06/23/17	9,968,303	9,968,822
28,942,000	Essilor International USD1.05% due 07/12/17	28,881,222	28,884,418
15,282,000	Essilor International USD1.05% due 07/13/17	15,249,462	15,251,125
31,592,000	Essilor International USD1.05% due 07/20/17	31,518,285	31,521,057
46,882,000	L'Oreal USA, Inc. USD0.92% due 06/08/17	46,837,462	46,836,188
46,882,000	L'Oreal USA, Inc. USD0.92% due 06/09/17	46,836,290	46,834,962
Germany — 0.33%
32,877,000	BASF AG USD1.00% due 06/27/17	32,825,986	32,826,589
41,818,000	Henkel Corporation USD0.81% due 05/01/17	41,818,000	41,815,090
41,818,000	Henkel Corporation USD0.81% due 05/02/17	41,817,071	41,814,115
4,548,000	Henkel Corporation USD1.08% due 07/07/17	4,538,858	4,539,661
55,846,000	Henkel Corporation USD1.08% due 07/17/17	55,716,996	55,725,993
Italy — 0.01%
3,140,000	Eni S.p.A. USD1.13% due 05/01/17	3,140,000	3,139,729

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 6.54% (continued)
Japan — 0.82%
4,655,000	Hitachi Limited USD1.11% due 05/01/17	$4,655,000	$4,654,571
87,470,000	Honda Corporation USD0.95% due 06/16/17	87,366,056	87,367,731
17,609,000	Honda Corporation USD0.97% due 07/24/17	17,569,967	17,568,913
51,853,000	Honda Corporation USD1.02% due 07/06/17	51,756,035	51,764,150
49,871,000	Honda Corporation USD1.03% due 07/05/17	49,778,254	49,787,067
43,418,000	Honda Corporation USD1.04% due 07/18/17	43,320,165	43,327,539
59,195,000	Honda Corporation USD1.05% due 07/24/17	59,049,972	59,060,243
32,559,000	Honda Corporation USD1.06% due 07/21/17	32,481,347	32,488,043
57,720,000	Mitsubishi Company USD0.83% due 05/05/17	57,714,741	57,709,876
25,148,000	Mitsubishi Company USD1.07% due 06/29/17	25,103,900	25,104,776
12,637,000	Mitsui & Company Limited USD1.14% due 06/19/17	12,617,391	12,615,881
Switzerland — 2.58%
58,603,000	Nestlé SA USD0.68% due 05/09/17	58,594,275	58,588,908
32,351,000	Nestlé SA USD0.69% due 05/08/17	32,346,722	32,343,945
36,187,000	Nestlé SA USD0.73% due 05/10/17	36,180,486	36,177,495
35,592,000	Nestlé SA USD0.73% due 05/22/17	35,577,051	35,572,923
33,516,000	Nestlé SA USD0.74% due 06/02/17	33,494,252	33,489,313
71,535,000	Nestlé SA USD0.76% due 06/08/17	71,478,368	71,467,624
21,811,000	Nestlé SA USD0.77% due 06/06/17	21,794,423	21,791,530
22,202,000	Nestlé SA USD0.79% due 06/14/17	22,180,834	22,177,797

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 6.54% (continued)
Switzerland — 2.58% (continued)
50,000,000	Nestlé SA USD0.84% due 06/19/17	$49,943,514	$49,939,261
21,293,000	Nestlé SA USD0.86% due 06/05/17	21,275,404	21,274,502
31,112,000	Nestlé SA USD0.91% due 07/18/17	31,052,006	31,050,398
52,121,000	Nestlé SA USD0.92% due 06/14/17	52,063,667	52,064,181
42,889,000	Nestlé SA USD0.93% due 06/30/17	42,823,952	42,824,752
46,520,000	Nestlé SA USD0.93% due 07/20/17	46,425,926	46,425,294
79,688,000	Nestlé SA USD0.94% due 06/19/17	79,588,213	79,591,197
26,403,000	Nestlé SA USD0.97% due 07/14/17	26,351,441	26,353,586
63,003,000	Nestlé SA USD0.97% due 07/19/17	62,871,656	62,876,571
44,385,000	Nestlé SA USD0.99% due 07/06/17	44,306,069	44,311,498
31,592,000	Nestlé SA USD1.00% due 07/18/17	31,524,920	31,529,448
31,592,000	Nestlé SA USD1.00% due 07/19/17	31,524,060	31,528,604
21,230,000	Novartis International AG USD0.92% due 07/03/17	21,196,191	21,194,815
58,369,000	Roche Holdings, Inc. USD0.68% due 05/01/17	58,369,000	58,365,085
45,608,000	Roche Holdings, Inc. USD0.68% due 05/02/17	45,607,151	45,603,915
28,041,000	Roche Holdings, Inc. USD0.68% due 05/08/17	28,037,347	28,034,660
39,908,000	Roche Holdings, Inc. USD0.69% due 05/10/17	39,901,216	39,897,145
62,726,000	Roche Holdings, Inc. USD0.69% due 05/11/17	62,714,152	62,707,494
29,199,000	Roche Holdings, Inc. USD0.70% due 05/02/17	29,198,440	29,196,385

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 6.54% (continued)
Switzerland — 2.58% (continued)
29,199,000	Roche Holdings, Inc. USD0.70% due 05/04/17	$29,197,321	$29,195,063
29,199,000	Roche Holdings, Inc. USD0.70% due 05/08/17	29,195,082	29,192,398
26,708,000	Roche Holdings, Inc. USD0.71% due 05/02/17	26,707,481	26,705,608
19,523,000	Roche Holdings, Inc. USD0.71% due 05/11/17	19,519,204	19,517,240
44,131,000	Roche Holdings, Inc. USD0.71% due 05/12/17	44,121,561	44,116,944
48,761,000	Roche Holdings, Inc. USD0.72% due 05/16/17	48,746,575	48,740,910
46,882,000	Roche Holdings, Inc. USD0.85% due 06/16/17	46,831,680	46,826,356
25,408,000	Roche Holdings, Inc. USD0.92% due 07/06/17	25,366,077	25,363,636
United Kingdom — 0.41%
35,383,000	GlaxoSmithKline PLC USD0.98% due 06/21/17	35,334,879	35,334,702
50,127,000	GlaxoSmithKline PLC USD1.08% due 07/06/17	50,027,748	50,036,592
67,332,000	GlaxoSmithKline PLC USD1.08% due 07/07/17	67,196,663	67,208,539
67,332,000	GlaxoSmithKline PLC USD1.08% due 07/11/17	67,188,583	67,200,101
Total International Commercial Paper		3,517,608,009	3,517,602,025
U.S. Commercial Paper — 13.43%
$50,000,000	American Express Company 1.00% due 05/16/17	49,979,167	49,972,400
41,818,000	Anthem, Inc. 1.02% due 05/11/17	41,806,152	41,801,419
14,532,000	Anthem, Inc. 1.18% due 05/19/17	14,523,426	14,522,608
43,618,000	Anthem, Inc. 1.20% due 05/10/17	43,604,915	43,602,065
67,308,000	Apple, Inc. 0.77% due 05/05/17	67,302,316	67,298,132

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 13.43% (continued)
$38,913,000	Apple, Inc. 0.78% due 05/04/17	$38,910,503	$38,908,123
23,945,000	Apple, Inc. 0.78% due 05/15/17	23,937,830	23,936,248
51,477,000	Apple, Inc. 0.79% due 06/07/17	51,435,733	51,430,099
30,410,000	Apple, Inc. 0.81% due 05/11/17	30,403,242	30,401,588
36,769,000	Apple, Inc. 0.81% due 06/13/17	36,733,865	36,729,911
27,365,000	Apple, Inc. 0.82% due 05/09/17	27,360,074	27,358,629
42,630,000	Apple, Inc. 0.84% due 06/08/17	42,592,651	42,590,091
50,000,000	Apple, Inc. 0.93% due 07/10/17	49,911,528	49,911,082
20,892,000	Apple, Inc. 0.94% due 07/19/17	20,849,821	20,849,695
34,409,000	Apple, Inc. 0.94% due 08/01/17	34,328,101	34,326,189
42,804,000	Apple, Inc. 0.94% due 08/02/17	42,702,269	42,699,673
100,466,000	Apple, Inc. 0.95% due 07/17/17	100,266,157	100,267,970
61,043,000	Apple, Inc. 0.98% due 07/24/17	60,906,264	60,910,822
45,426,000	Campbell Soup Company 0.86% due 05/03/17	45,423,855	45,418,820
28,955,000	Campbell Soup Company 0.86% due 05/30/17	28,935,174	28,924,320
35,592,000	Caterpillar Financial Services Company 0.92% due 05/23/17	35,572,424	35,571,386
35,592,000	Caterpillar Financial Services Company 0.92% due 05/24/17	35,571,535	35,570,510
29,199,000	Chevron Corporation 0.81% due 05/12/17	29,191,862	29,190,052
29,199,000	Chevron Corporation 0.81% due 05/16/17	29,189,267	29,187,393

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 13.43% (continued)
$35,000,000	Church & Dwight Company, Inc. 1.22% due 05/12/17	$34,986,953	$34,984,402
38,338,000	Cisco Systems, Inc. 0.81% due 05/03/17	38,336,296	38,333,703
42,060,000	Coca-Cola Company 0.81% due 05/18/17	42,044,111	42,041,354
32,902,000	Coca-Cola Company 0.85% due 05/16/17	32,890,484	32,888,921
55,357,000	Coca-Cola Company 0.86% due 05/11/17	55,343,930	55,341,268
38,369,000	Coca-Cola Company 0.86% due 05/22/17	38,349,975	38,348,460
19,310,000	Coca-Cola Company 0.87% due 05/12/17	19,304,926	19,304,075
45,376,000	Coca-Cola Company 0.87% due 06/20/17	45,321,801	45,320,353
55,154,000	Coca-Cola Company 0.88% due 06/20/17	55,087,356	55,086,361
44,928,000	Coca-Cola Company 0.88% due 06/21/17	44,872,626	44,871,795
39,719,000	Coca-Cola Company 0.89% due 06/19/17	39,671,967	39,671,267
42,097,000	Coca-Cola Company 0.91% due 06/14/17	42,051,208	42,051,548
39,908,000	Coca-Cola Company 0.91% due 06/15/17	39,863,602	39,863,942
42,097,000	Coca-Cola Company 0.92% due 06/16/17	42,048,588	42,049,499
43,618,000	Coca-Cola Company 0.93% due 06/21/17	43,561,769	43,563,434
23,684,000	Coca-Cola Company 0.94% due 06/22/17	23,652,527	23,653,787
51,643,000	Coca-Cola Company 0.95% due 06/21/17	51,574,960	51,578,395
39,844,000	Coca-Cola Company 1.00% due 07/25/17	39,749,924	39,754,882
21,942,000	Coca-Cola Company 1.00% due 07/26/17	21,889,583	21,892,257
35,419,000	Coca-Cola Company 1.00% due 07/27/17	35,333,404	35,337,536

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 13.43% (continued)
$7,360,000	Dow Chemical Company 1.01% due 05/11/17	$7,357,935	$7,356,965
46,759,000	DuPont 1.08% due 05/04/17	46,754,792	46,750,124
52,104,000	DuPont 1.15% due 05/18/17	52,075,705	52,069,988
17,630,000	DuPont 1.16% due 05/22/17	17,618,070	17,616,096
35,298,000	DuPont 1.16% due 06/01/17	35,262,741	35,258,196
39,650,000	DuPont 1.26% due 07/12/17	39,550,082	39,545,919
21,230,000	DuPont 1.26% due 07/13/17	21,175,757	21,173,394
38,369,000	DuPont 1.28% due 06/07/17	38,318,524	38,317,841
20,571,000	DuPont 1.29% due 06/14/17	20,538,566	20,538,584
26,616,000	Eli Lilly & Company 0.79% due 05/03/17	26,614,847	26,613,017
22,068,000	Eli Lilly & Company 0.83% due 05/15/17	22,060,963	22,059,423
29,841,000	Emerson Electric Company 0.84% due 05/12/17	29,833,432	29,831,496
26,345,000	Emerson Electric Company 0.85% due 05/15/17	26,336,394	26,334,761
42,097,000	Entergy Corporation 1.40% due 05/09/17	42,083,903	42,080,343
39,046,000	Entergy Corporation 1.40% due 05/12/17	39,029,297	39,026,275
33,399,000	Exxon Mobil Corporation 0.72% due 05/18/17	33,387,802	33,384,193
49,327,000	Exxon Mobil Corporation 0.73% due 05/04/17	49,324,040	49,320,628
47,140,000	Exxon Mobil Corporation 0.73% due 06/08/17	47,104,174	47,095,547
51,169,000	Exxon Mobil Corporation 0.74% due 05/05/17	51,164,850	51,161,269
41,227,000	Exxon Mobil Corporation 0.75% due 05/01/17	41,227,000	41,224,351

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 13.43% (continued)
$34,356,000	Exxon Mobil Corporation 0.75% due 05/02/17	$34,355,294	$34,353,053
35,230,000	Exxon Mobil Corporation 0.75% due 05/03/17	35,228,552	35,226,213
38,913,000	Exxon Mobil Corporation 0.75% due 05/04/17	38,910,600	38,907,974
36,769,000	Exxon Mobil Corporation 0.82% due 06/22/17	36,725,980	36,721,925
35,298,000	Exxon Mobil Corporation 0.85% due 06/21/17	35,255,995	35,253,683
9,863,000	Exxon Mobil Corporation 0.85% due 07/06/17	9,847,811	9,846,988
36,177,000	Exxon Mobil Corporation 0.86% due 07/07/17	36,119,770	36,117,348
12,727,000	Exxon Mobil Corporation 0.89% due 07/10/17	12,705,223	12,705,064
43,618,000	Exxon Mobil Corporation 0.92% due 06/12/17	43,572,201	43,572,692
51,643,000	Exxon Mobil Corporation 0.92% due 06/13/17	51,587,484	51,588,098
93,764,000	Exxon Mobil Corporation 0.95% due 06/06/17	93,676,799	93,679,995
47,388,000	Intel Corporation 0.86% due 06/26/17	47,325,342	47,319,035
33,848,000	John Deere Limited 0.89% due 05/17/17	33,834,762	33,833,226
43,735,000	Johnson & Johnson 0.85% due 06/02/17	43,702,345	43,700,346
101,289,000	Johnson & Johnson 0.85% due 06/09/17	101,196,827	101,191,864
36,942,000	Johnson & Johnson 0.85% due 06/14/17	36,904,073	36,902,114
62,744,000	Johnson & Johnson 0.87% due 07/13/17	62,634,581	62,627,038
62,744,000	Johnson & Johnson 0.87% due 07/14/17	62,633,082	62,625,231
6,983,000	Kroger Company 1.10% due 05/01/17	6,983,000	6,982,357
34,356,000	MetLife 0.89% due 05/03/17	34,354,320	34,351,872

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 13.43% (continued)
$29,199,000	MetLife 0.89% due 05/08/17	$29,194,004	$29,191,879
32,351,000	MetLife 0.89% due 05/10/17	32,343,883	32,341,478
60,661,000	MetLife 0.89% due 05/15/17	60,640,240	60,635,219
78,408,000	MetLife 0.90% due 06/02/17	78,345,971	78,333,904
40,680,000	MetLife 0.95% due 05/01/17	40,680,000	40,677,084
84,194,000	MetLife 0.96% due 05/22/17	84,147,834	84,141,631
61,087,000	MetLife 0.98% due 06/13/17	61,016,954	61,009,179
33,804,000	MetLife 1.04% due 07/10/17	33,735,641	33,730,723
30,296,000	MetLife 1.04% due 07/12/17	30,232,984	30,228,150
39,519,000	MetLife 1.04% due 07/18/17	39,429,951	39,421,813
26,052,000	MetLife 1.13% due 06/16/17	26,014,384	26,016,398
38,369,000	MetLife 1.15% due 07/03/17	38,291,782	38,295,281
93,280,000	Microsoft Corporation 0.71% due 05/18/17	93,249,166	93,237,091
35,640,000	Microsoft Corporation 0.72% due 05/23/17	35,624,536	35,619,358
88,900,000	Microsoft Corporation 0.72% due 05/24/17	88,859,674	88,846,324
75,000,000	Microsoft Corporation 0.72% due 05/25/17	74,964,500	74,952,919
25,000,000	Microsoft Corporation 0.80% due 06/01/17	24,982,993	24,980,072
60,947,000	Microsoft Corporation 0.81% due 05/16/17	60,926,684	60,921,859
117,205,000	Microsoft Corporation 0.84% due 06/01/17	117,121,231	117,111,575
69,138,000	Microsoft Corporation 0.88% due 06/22/17	69,051,117	69,046,632
First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 13.43% (continued)
$30,939,000	Microsoft Corporation 0.90% due 06/15/17	$30,904,580	$30,903,606
27,856,000	Microsoft Corporation 0.90% due 07/11/17	27,807,105	27,804,066
17,719,000	Paccar Financial Corporation 0.97% due 06/09/17	17,700,764	17,700,602
17,283,000	Paccar Financial Corporation 1.00% due 06/15/17	17,261,396	17,262,260
39,046,000	PepsiCo, Inc. 0.68% due 05/05/17	39,043,093	39,039,850
39,158,000	PepsiCo, Inc. 0.68% due 05/08/17	39,152,899	39,149,146
45,670,000	PepsiCo, Inc. 0.68% due 05/10/17	45,662,350	45,657,578
42,889,000	PepsiCo, Inc. 0.83% due 05/08/17	42,882,162	42,879,302
37,028,000	PepsiCo, Inc. 0.84% due 05/02/17	37,027,146	37,024,684
75,000,000	PepsiCo, Inc. 0.85% due 06/02/17	74,944,000	74,938,385
50,000,000	PepsiCo, Inc. 0.85% due 06/05/17	49,959,167	49,955,245
65,635,000	PepsiCo, Inc. 0.86% due 06/06/17	65,579,210	65,574,632
79,700,000	PepsiCo, Inc. 0.87% due 06/05/17	79,633,362	79,628,660
56,081,000	Pfizer, Inc. 0.90% due 06/07/17	56,030,278	56,029,904
52,927,000	Pfizer, Inc. 0.94% due 07/13/17	52,828,262	52,828,338
51,156,000	Pfizer, Inc. 0.95% due 07/20/17	51,050,278	51,049,733
11,440,000	Philip Morris International, Inc. 0.90% due 05/24/17	11,433,495	11,432,853
58,601,000	Philip Morris International, Inc. 0.91% due 05/19/17	58,574,630	58,571,670
61,043,000	Philip Morris International, Inc. 0.93% due 06/20/17	60,965,848	60,961,399
34,569,000	Philip Morris International, Inc. 0.97% due 06/22/17	34,521,564	34,520,834

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 13.43% (continued)
$34,569,000	Philip Morris International, Inc. 0.97% due 06/23/17	$34,520,651	$34,519,904
92,299,000	Praxair, Inc. 0.87% due 06/23/17	92,182,139	92,167,915
28,942,000	Praxair, Inc. 0.87% due 06/28/17	28,901,899	28,896,785
28,942,000	Praxair, Inc. 0.87% due 06/29/17	28,901,208	28,895,894
91,370,000	Qualcomm, Inc. 0.80% due 05/17/17	91,337,919	91,330,216
28,041,000	Qualcomm, Inc. 0.81% due 05/10/17	28,035,392	28,033,373
49,013,000	Qualcomm, Inc. 0.82% due 06/01/17	48,978,813	48,973,793
33,717,000	Qualcomm, Inc. 0.84% due 06/07/17	33,688,237	33,684,894
42,428,000	Qualcomm, Inc. 0.85% due 06/01/17	42,397,310	42,394,060
41,143,000	Qualcomm, Inc. 0.89% due 05/31/17	41,112,828	41,111,131
30,614,000	Qualcomm, Inc. 0.90% due 06/08/17	30,585,240	30,584,085
34,820,000	Qualcomm, Inc. 0.95% due 07/19/17	34,748,938	34,745,367
20,422,000	Schlumberger Investments SA 1.10% due 05/09/17	20,417,008	20,415,167
25,018,000	Schlumberger Investments SA 1.13% due 05/03/17	25,016,429	25,014,220
24,209,000	Schlumberger Investments SA 1.15% due 05/16/17	24,197,400	24,195,637
37,702,000	Schlumberger Investments SA 1.30% due 07/12/17	37,603,975	37,607,352
33,863,000	Schlumberger Investments SA 1.30% due 07/21/17	33,763,951	33,766,129
50,000,000	Schlumberger Investments SA 1.32% due 07/05/17	49,880,833	49,887,706
14,210,000	Schlumberger Investments SA 1.35% due 06/20/17	14,183,356	14,185,774
10,218,000	Sysco Corporation 1.13% due 05/01/17	10,218,000	10,217,059

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 13.43% (continued)
$39,908,000	Unilever Capital Corporation 0.76% due 05/02/17	$39,907,169	$39,904,426
22,062,000	Unilever Capital Corporation 0.86% due 06/05/17	22,043,768	22,042,252
121,882,000	Unilever Capital Corporation 0.92% due 06/09/17	121,763,165	121,760,849
46,882,000	Unilever Capital Corporation 0.92% due 06/12/17	46,832,774	46,831,895
16,932,000	Unilever Capital Corporation 0.92% due 07/10/17	16,902,040	16,900,927
25,724,000	Unilever Capital Corporation 0.96% due 07/21/17	25,669,594	25,667,939
52,778,000	United Healthcare Company 1.07% due 05/23/17	52,743,489	52,737,207
35,185,000	United Healthcare Company 1.07% due 06/01/17	35,152,581	35,147,549
46,768,000	United Healthcare Company 1.23% due 06/13/17	46,699,290	46,699,456
17,639,000	United Parcel Service, Inc. 0.61% due 06/02/17	17,629,593	17,624,509
29,421,000	United Parcel Service, Inc. 0.64% due 05/03/17	29,419,970	29,417,703
39,158,000	United Parcel Service, Inc. 0.64% due 05/12/17	39,150,462	39,145,528
28,306,000	United Parcel Service, Inc. 0.81% due 07/13/17	28,260,081	28,251,442
35,285,000	United Parcel Service, Inc. 0.82% due 07/07/17	35,231,808	35,223,457
100,000,000	United Parcel Service, Inc. 0.82% due 07/10/17	99,842,500	99,816,486
87,236,000	United Parcel Service, Inc. 0.83% due 06/15/17	87,146,583	87,136,202
142,051,000	United Parcel Service, Inc. 0.84% due 06/12/17	141,913,446	141,899,183
36,942,000	United Parcel Service, Inc. 0.84% due 06/14/17	36,904,524	36,900,667
31,242,000	Walt Disney Company 0.81% due 05/09/17	31,236,446	31,234,220
31,372,000	Walt Disney Company 0.93% due 07/17/17	31,310,938	31,307,653

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 13.43% (continued)
$100,000,000	Walt Disney Company 0.94% due 06/23/17	$99,864,556	$99,865,289
36,177,000	Walt Disney Company 0.94% due 07/14/17	36,108,585	36,106,199
33,847,000	Walt Disney Company 0.94% due 08/08/17	33,761,367	33,752,826
Total U.S. Commercial Paper		7,229,728,409	7,229,232,631
Total Commercial Paper		10,747,336,418	10,746,834,656
Total Investments — 99.99% (Cost: $41,674,334,087)			53,812,671,234
Other Assets in Excess of Liabilities — 0.01%			5,471,866
Net Assets — 100.00%			$53,818,143,100

*  Less than 0.01%

(a)  Non-income producing security/commodity.

(b)  An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(c)  Represents securities that are subject to legal or contractual restrictions on resale. At April 30, 2017, the value of these securities amounted to $67,841,586 or 0.13% of net assets.

(d)  Securities are valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $79,182,168 or 0.15% of net assets.

(e)  Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.

(f)  Represents non-voting class of shares.

(g)  This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

(h)  Floating rate security. Rate shown is the rate in effect at April 30, 2017.

At April 30, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,910,213,180
Gross unrealized depreciation	(1,771,876,033)
Net unrealized appreciation	$12,138,337,147

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

AG  — Aktien Gesellschaft

A/S  — Aktieselskab

ASA  — Norwegian Public Limited Company

C.V.  — Capital Variable

FRN  — Floating Rate Note

NVDR  — Non-Voting Depository Receipt

PCL  — Public Company Limited

PJSC  — Public Joint Stock Company

PLC  — Public Limited Company

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Abbreviations used in this schedule include: (continued)

REIT  — Real Estate Investment Trust

RSP  — Represents Savings Shares

SA  — Société Anonyme

SAS  — Société par Actions Simplifiée

SE  — Societas Europaea

S.p.A.  — Società per Azioni

Currencies

EUR  — Euro

IDR  — Indonesian Rupiah

MXN  — Mexican Peso

PLN  — Polish Zloty

SGD  — Singapore Dollar

USD  — United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA FRN 7.779% due 11/30/20	06/22/05	$7,238,074	$1.09
Emin Leydier SA FRN 7.779% due 11/30/20	07/03/09	21,341,293	1.09
Emin Leydier SA	07/03/09	—	3.75

Foreign Currency Exchange Contracts — Sales

Settlement Dates Through	Foreign Currency To be Delivered		U.S. $ To be Received	U.S. $ Value At April 30, 2017	Unrealized Appreciation At April 30, 2017	Unrealized Depreciation At April 30, 2017
05/17/17	49,917,000	Euro	$53,342,305	$54,411,169	$—	$(1,068,864)
06/21/17	134,758,000	Euro	142,980,259	147,153,684	—	(4,173,425)
07/19/17	44,121,000	Euro	47,451,253	48,250,810	—	(799,557)
08/16/17	82,928,000	Euro	88,316,661	90,823,635	—	(2,506,974)
09/13/17	101,353,000	Euro	108,269,531	111,171,583	—	(2,902,052)
05/17/17	36,701,000	British Pound	44,664,383	47,553,438	—	(2,889,055)
06/21/17	9,882,000	British Pound	12,363,163	12,817,015	—	(453,852)
05/17/17	35,283,688,000	Japanese Yen	315,204,603	316,691,744	—	(1,487,141)
07/19/17	32,457,490,000	Japanese Yen	289,242,484	292,094,480	—	(2,851,996)
08/16/17	9,251,840,000	Japanese Yen	84,854,355	83,368,444	1,485,911	—
			$1,186,688,997	$1,204,336,002	$1,485,911	$(19,132,916)

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Affiliated Securities

Affiliated Securities	Shares October 31, 2016	Gross Additions	Gross Reductions	Shares April 30, 2017	Market Value April 30, 2017	Realized Gain / (Loss)	Dividend Income
Berkeley Group Holdings PLC	7,383,566	—	—	7,383,566	$311,568,694	$—	$7,720,860
Chofu Seisakusho Company Limited	3,485,880	—	—	3,485,880	83,367,177	—	428,318
Emin Leydier SA	12,000,000	—	—	12,000,000	44,966,292	—	—
Flowserve Corporation	8,414,508	—	—	8,414,508	428,046,022	—	3,197,513
Hirose Electric Company Limited	2,442,300	—	—	2,442,300	327,976,955	—	2,373,619
Hornbach Holding AG & Company KGaA	1,339,934	—	—	1,339,934	103,616,273	—	—
Italmobiliare S.p.A.	1,194,634	—	—	1,194,634	66,887,563	—	—
Mills Music Trust	31,592	—	—	31,592	695,024	—	35,048
Namyang Dairy Products Company Limited	39,989	—	—	39,989	30,468,814	—	25,767
NOW, Inc.	5,851,664	—	—	5,851,664	99,536,805	—	—
NSC Groupe	66,717	—	—	66,717	5,690,437	—	—
Neopost SA*	1,867,732	—	213,366	1,654,366	67,092,197	(13,348,248)	1,367,662
Orbital ATK, Inc.	3,694,106	—	—	3,694,106	365,716,494	—	2,290,346
Sabeton SA	385,000	—	—	385,000	8,928,608	—	—
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	27,668,888	—	1,322,612
Scotts Miracle-Gro Company*	4,172,577	—	1,937,070	2,235,507	215,949,976	92,094,235	2,839,751
T. Hasegawa Company Limited	4,888,200	—	827,600	4,060,600	78,826,090	1,481,981	562,109
Teradata Corporation	11,265,104	925,075	—	12,190,179	355,709,423	—	—
Timken Company*	4,133,029	—	4,133,029	—	—	23,979,553	1,365,976
Vista Outdoor, Inc.	3,252,457	—	—	3,252,457	63,618,059	—	—
Total					$2,686,329,791	$104,207,521	$23,529,581

*Represents an unaffiliated issuer as of April 30, 2017, as such, amounts represented above will not agree to balances in the Statements of Assets and Liabilities and Statements of Operations.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Common Stocks
Consumer Discretionary	4.14%
Consumer Staples	4.49
Energy	3.16
Financials	6.88
Health Care	2.56
Industrials	7.61
Information Technology	2.03
Materials	6.71
Telecommunication Services	2.12
Total International Common Stocks	39.70
U.S. Common Stocks
Consumer Discretionary	3.74
Consumer Staples	0.44
Energy	2.35
Financials	9.29
Health Care	1.26
Industrials	5.64
Information Technology	7.88
Materials	0.81
Utilities	0.45
Total U.S. Common Stocks	31.86
Investment Company	0.00	*
Commodity	6.80
U.S. Bonds
Consumer Discretionary	0.01
Government Issues	0.51
Total U.S. Bonds	0.52
International Notes and Bonds
Financials	0.03
Government Issues	1.07
Materials	0.04
Total International Notes and Bonds	1.14

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
Commercial Paper
International Commercial Paper	6.54%
U.S. Commercial Paper	13.43
Total Commercial Paper	19.97
Total Investments	99.99%

*Less than 0.01%

See Notes to Consolidated Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund

Fund Overview

Data as of April 30, 2017 (unaudited)

Investment Objective

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process focuses on undervalued securities.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Overseas Fund	Class A	without sales load	6.08	6.42	4.69
		with sales load	0.75	5.33	4.15
MSCI EAFE Index			11.29	6.78	0.87
Consumer Price Index			2.21	1.23	1.70

Asset Allocation* (%)

Countries** (%)

Japan	21.66
France	10.83
United States	7.10
United Kingdom	6.53
Canada	4.81
Hong Kong	3.73
Mexico	3.44
Germany	3.28
Switzerland	2.80
South Korea	2.72
Singapore	2.09
Bermuda	1.86
Sweden	1.37
Thailand	0.95
Australia	0.82
Chile	0.74
Netherlands	0.67
Norway	0.65
Belgium	0.60
Denmark	0.58
Greece	0.57
Brazil	0.49
Ireland	0.45
Poland	0.28
Russia	0.24
Turkey	0.23
Israel	0.19
Taiwan	0.15
Italy	0.09
Indonesia	0.07
Africa	0.06

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short-term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 21 developed market countries. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold Bullion** (precious metal)	6.64
KDDI Corporation (Japanese Wireless Telecommunication Services)	2.50
Fanuc Corporation (Japanese Industrial Machinery)	2.48
Sompo Holdings, Inc. (Japanese Property & Casualty Insurance)	1.82
HeidelbergCement AG (German Construction Materials)	1.77
Mitsubishi Estate Company Limited (Japanese Diversified Real Estate Activities)	1.68
Grupo Televisa S.A.B. ADR (Mexican Broadcasting)	1.67
Secom Company Limited (Japanese Security & Alarm Services)	1.67
Nestlé SA (Swiss Packaged Foods & Meats)	1.60
SMC Corporation (Japanese Industrial Machinery)	1.59
Total	23.42

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 70.73%
International Common Stocks — 70.50%
Africa — 0.06%
118,663	Randgold Resources Limited, ADR	$7,074,131	$10,441,157
Australia — 0.82%
8,792,860	Newcrest Mining Limited	121,924,943	139,319,429
Belgium — 0.60%
907,727	Groupe Bruxelles Lambert SA	69,227,228	87,023,122
98,473	Sofina SA	8,428,557	14,132,376
		77,655,785	101,155,498
Bermuda — 1.85%
3,381,300	Jardine Matheson Holdings Limited	155,365,623	218,195,289
5,881,403	Hiscox Limited	70,399,116	86,231,102
233,600	Jardine Strategic Holdings Limited	6,807,346	9,874,272
		232,572,085	314,300,663
Brazil — 0.49%
11,019,480	Cielo SA	81,343,055	83,668,962
Canada — 4.67%
10,544,754	Potash Corporation of Saskatchewan, Inc.	299,930,251	177,995,448
9,854,984	Cenovus Energy, Inc.	212,126,365	98,352,740
1,962,323	Agnico-Eagle Mines Limited	62,092,819	93,799,916
6,044,482	Goldcorp, Inc.	159,971,703	84,380,969
4,694,846	Barrick Gold Corporation	50,363,489	78,497,825
2,618,011	Imperial Oil Limited	81,715,107	76,159,274
1,054,193	Franco-Nevada Corporation	44,943,106	71,697,944
2,106,982	Suncor Energy, Inc.	52,774,137	66,031,786
1,096,974	Canadian Natural Resources Limited	27,476,763	34,941,159
1,100,050	EnCana Corporation	14,298,775	11,770,535
		1,005,692,515	793,627,596
Chile — 0.73%
4,845,830	Cia Cervecerias Unidas SA, ADR	102,800,524	124,877,039
Denmark — 0.58%
2,359,222	ISS A/S	79,814,269	97,848,156

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 70.50% (continued)
France — 10.70%
3,649,923	Danone SA	$244,256,658	$255,170,697
4,964,297	Bouygues SA	164,223,029	208,706,601
3,533,820	Cie de Saint-Gobain	152,401,638	190,737,228
1,997,226	Sanofi	162,148,995	188,426,783
1,125,050	Sodexo SA	39,996,849	143,017,791
7,346,731	Rexel SA	106,901,337	131,245,787
5,470,051	Carrefour SA	172,557,696	128,853,101
2,458,360	Total SA	116,436,886	126,316,110
235,837	Robertet SA (a)	20,591,064	90,427,805
493,657	Wendel SA	10,886,846	69,180,305
11,593,581	Emin Leydier SA (a)(b)(c)(d)(e)	9,166,547	43,443,362
558,938	Laurent-Perrier (a)	19,851,603	43,033,588
648,834	Legrand SA	22,223,920	42,003,619
442,830	Société Foncière Financière et de Participations	29,139,583	42,000,355
731,216	Neopost SA	34,313,652	29,654,193
364,373	Gaumont SA	21,698,753	29,629,436
896,416	Legris Industries SA (a)(b)(c)(d)	23,119,325	24,977,992
51,500	Robertet SA CI (c)(f)	2,151,628	13,822,778
49,706	Christian Dior SE	8,116,497	13,641,765
100,000	Sabeton SA	1,463,143	2,319,119
		1,361,645,649	1,816,608,415
Germany — 3.27%
3,247,477	HeidelbergCement AG	187,247,759	300,685,436
434,377	Linde AG	59,966,632	78,048,853
12,412,426	Telefonica Deutschland Holding AG	55,764,505	60,167,791
2,985,955	Hamburger Hafen und Logistik AG	87,574,307	56,595,238
582,180	Hornbach Holding AG & Company KGaA	12,884,095	45,019,622
180,236	Fraport AG	7,840,427	14,175,100
		411,277,725	554,692,040
Greece — 0.57%
6,144,609	Jumbo SA	27,916,825	96,986,218

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 70.50% (continued)
Hong Kong — 3.72%
78,545,392	Hang Lung Properties Limited	$185,209,719	$205,998,187
33,586,303	Hopewell Holdings Limited	96,856,757	128,458,158
22,777,700	Great Eagle Holdings Limited	76,569,942	113,034,155
7,806,340	Guoco Group Limited	57,283,838	89,621,341
15,997,405	Hysan Development Company Limited	72,338,811	75,479,345
5,454,119	Swire Properties Limited	15,268,220	18,301,119
		503,527,287	630,892,305
Ireland — 0.45%
2,108,597	CRH PLC	35,126,499	76,988,389
Israel — 0.19%
7,510,515	Israel Chemicals Limited	75,169,596	32,453,355
Italy — 0.09%
287,915	Italmobiliare S.p.A.	35,687,622	16,120,362
Japan — 21.58%
16,035,400	KDDI Corporation	222,609,572	425,141,285
2,072,940	Fanuc Corporation	232,703,638	421,282,401
8,193,900	Sompo Holdings, Inc.	233,046,799	309,159,394
14,944,550	Mitsubishi Estate Company Limited	270,417,845	285,551,841
3,895,800	Secom Company Limited	165,603,656	282,587,475
956,890	SMC Corporation	143,339,850	269,448,550
5,146,930	Hoya Corporation	114,377,734	245,815,253
584,300	Keyence Corporation	55,057,261	234,820,722
5,063,500	MS&AD Insurance Group Holdings, Inc.	103,070,585	164,975,394
1,086,600	Hirose Electric Company Limited	113,363,708	145,919,731
5,725,500	NTT DoCoMo, Inc.	136,027,101	138,059,152
835,470	Shimano, Inc.	10,069,760	127,634,484
2,715,380	Daiichikosho Company Limited	33,513,866	117,774,051
7,104,800	Astellas Pharma, Inc.	54,164,269	93,562,201
3,559,930	Kansai Paint Company Limited	26,253,316	78,815,046
1,056,530	Nissin Foods Holdings Company Limited	36,942,685	60,467,920
1,299,640	As One Corporation (a)	26,525,156	57,535,083
2,525,011	T. Hasegawa Company Limited (a)	32,098,315	49,016,585

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 70.50% (continued)
Japan — 21.58% (continued)
1,871,000	Chofu Seisakusho Company Limited (a)	$29,774,613	$44,746,230
437,806	SK Kaken Company Limited	7,304,356	41,630,353
1,687,224	Nagaileben Company Limited	16,095,088	38,867,829
1,740,020	Maezawa Kasei Industries Company Limited (a)	25,767,628	18,496,736
473,100	Komatsu Limited	8,324,839	12,613,171
		2,096,451,640	3,663,920,887
Mexico — 2.59%
11,691,188	Grupo Televisa S.A.B., ADR	250,578,503	284,095,868
5,341,868	Fresnillo PLC	93,005,205	100,460,733
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,690	54,922,387
		345,417,398	439,478,988
Netherlands — 0.66%
560,446	HAL Trust	20,803,015	112,605,555
Norway — 0.65%
12,188,419	Orkla ASA	90,197,144	110,371,486
Poland — 0.04%
571,220	Pfleiderer Group SA	3,567,238	6,542,407
Russia — 0.24%
8,419,603	Gazprom PJSC, ADR	56,456,706	39,993,114
Singapore — 1.48%
25,512,113	Haw Par Corporation Limited (a)	76,875,317	186,435,725
32,779,415	ComfortDelGro Corporation Limited	24,022,250	64,284,864
		100,897,567	250,720,589
South Korea — 2.67%
1,708,028	KT&G Corporation	100,727,981	152,355,077
4,548,570	Kia Motors Corporation	196,570,830	139,307,201
353,250	Lotte Confectionery Company Limited	12,445,892	63,640,258
203,663	Nong Shim Company Limited	48,153,342	56,737,122
872,463	Fursys, Inc. (a)	10,110,166	24,228,694
22,950	Namyang Dairy Products Company Limited	4,912,653	17,486,291
		372,920,864	453,754,643

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 70.50% (continued)
Sweden — 1.37%
3,013,030	Investor AB, Class 'A'	$59,333,861	$136,410,083
2,096,088	Investor AB, Class 'B'	49,886,115	95,819,949
		109,219,976	232,230,032
Switzerland — 2.79%
3,526,216	Nestlé SA	144,864,269	271,642,670
2,413,791	Pargesa Holding SA	129,478,662	180,367,197
252,160	Cie Financiere Richemont SA	15,430,531	21,072,466
		289,773,462	473,082,333
Taiwan — 0.15%
8,577,694	Taiwan Secom Company Limited	12,814,500	25,047,060
Thailand — 0.94%
24,226,759	Bangkok Bank PCL, NVDR	101,036,640	125,721,400
52,214,985	Thai Beverage PCL	8,627,619	34,569,560
15,000	Bangkok Bank PCL	63,387	81,093
		109,727,646	160,372,053
Turkey — 0.22%
5,893,909	Yazicilar Holding AS	38,350,989	38,164,925
United Kingdom — 6.33%
6,009,482	TechnipFMC PLC (d)	190,475,673	181,065,693
4,212,259	Berkeley Group Holdings PLC	73,194,131	177,747,180
4,777,859	Liberty Global PLC, Series 'C' (d)	154,752,111	165,361,700
2,447,901	British American Tobacco PLC	133,686,705	165,342,589
5,013,305	Diageo PLC	134,008,237	145,870,383
7,119,554	GlaxoSmithKline PLC	141,033,072	142,929,232
728,888	Willis Towers Watson PLC	78,883,385	96,665,126
		906,033,314	1,074,981,903
Total International Common Stocks		8,711,859,969	11,971,245,559
U.S. Common Stock — 0.23%
Materials — 0.23%
551,449	Royal Gold, Inc.	33,723,128	38,976,415
Total Common Stocks		8,745,583,097	12,010,221,974

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Preferred Stock — 0.04%
South Korea — 0.04%
27,183	Namyang Dairy Products Company Limited	$387,444	$6,330,517
Investment Company — 0.00*%
117,151	State Street Institutional U.S. Government Money Market Fund, Premier Class	117,151	117,151
Right — 0.00%
55,324	Pfleiderer Atlantik Raco RI Rights (b)(c)(d)	16,617	—
Ounces
Commodity — 6.64%
888,626	Gold bullion (d)	801,568,898	1,127,275,787
Principal
Notes and Bonds — 2.36%
U.S. Bonds — 0.20%
Government Obligations — 0.20%
$24,086,000	Federal Home Loan Bank 0.00% due 05/23/17	24,075,108	24,075,113
10,000,000	U.S. Treasury Note 0.875% due 01/15/18 (g)	9,988,700	9,986,330
Total U.S. Bonds		34,063,808	34,061,443
International Notes and Bonds — 2.16%
International Corporate Notes and Bonds — 0.09%
France — 0.09%
4,000,000	Emin Leydier SA FRN EUR7.779% due 11/30/20 (b)(c)(h)	4,825,203	4,357,199
10,000,000	Emin Leydier SA FRN EUR7.779% due 11/30/20 (b)(c)(h)	14,227,973	10,892,997
Total International Corporate Notes and Bonds		19,053,176	15,250,196

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Government Bonds — 2.07%
Canada — 0.12%
27,880,000 CAD	Canadian Government Bond 1.25% due 08/01/17	$21,325,184	$20,461,332
Indonesia — 0.07%
152,606,000,000 IDR	Indonesia Treasury Bond 8.25% due 07/15/21	11,636,961	12,050,252
Mexico — 0.84%
1,249,660,000 MXN	Mexican Bonos 4.75% due 06/14/18	76,527,689	65,030,580
480,074,000 MXN	Mexican Bonos 5.00% due 12/11/19	31,357,906	24,401,461
1,025,590,000 MXN	Mexican Bonos 6.50% due 06/10/21	58,180,482	53,408,967
		166,066,077	142,841,008
Poland — 0.25%
157,760,000 PLN	Republic of Poland Government Bond 3.25% due 07/25/19	39,894,287	41,672,683
Singapore — 0.61%
88,530,000 SGD	Singapore Government Bond 0.50% due 04/01/18	67,425,072	63,054,220
53,521,000 SGD	Singapore Government Bond 3.25% due 09/01/20	40,907,831	40,617,196
		108,332,903	103,671,416
United Kingdom — 0.18%
23,026,000 GBP	United Kingdom Gilt 1.00% due 09/07/17 (i)	35,675,827	29,918,334
Total International Government Bonds		382,931,239	350,615,025
Total International Notes and Bonds		401,984,415	365,865,221
Total Notes and Bonds		436,048,223	399,926,664
Commercial Paper — 19.87%
International Commercial Paper — 8.14%
Australia — 0.28%
9,383,000 USD	Telstra Corporation Limited 1.00% due 05/17/17	9,378,830	9,377,775
9,383,000 USD	Telstra Corporation Limited 1.00% due 05/18/17	9,378,569	9,377,490

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 8.14% (continued)
Australia — 0.28% (continued)
14,702,000 USD	Telstra Corporation Limited 1.05% due 06/06/17	$14,686,563	$14,684,719
14,702,000 USD	Telstra Corporation Limited 1.05% due 06/08/17	14,685,705	14,683,783
Canada — 2.25%
22,911,000 USD	PSP Capital, Inc. 0.99% due 06/05/17	22,889,394	22,890,371
2,731,000 USD	PSP Capital, Inc. 1.00% due 06/28/17	2,726,600	2,726,872
58,367,000 USD	PSP Capital, Inc. 1.00% due 07/05/17	58,261,615	58,266,784
18,408,000 USD	PSP Capital, Inc. 1.06% due 07/20/17	18,364,639	18,367,936
2,662,000 USD	Suncor Energy, Inc. 1.23% due 06/07/17	2,658,635	2,658,341
34,205,000 USD	Total Capital Limited 0.94% due 05/17/17	34,191,014	34,189,168
42,156,000 USD	Total Capital Limited 0.95% due 05/15/17	42,140,754	42,138,621
13,203,000 USD	Total Capital Limited 1.02% due 06/20/17	13,184,296	13,185,253
48,666,000 USD	Total Capital Limited 1.02% due 07/05/17	48,576,373	48,579,499
50,000,000 USD	Total Capital Limited 1.02% due 07/11/17	49,899,416	49,901,642
16,337,000 USD	Total Capital Limited 1.02% due 07/12/17	16,303,672	16,304,326
18,963,000 USD	Total Capital Limited 1.02% due 07/14/17	18,923,241	18,923,860
22,769,000 USD	Total Capital Limited 1.03% due 07/18/17	22,718,187	22,718,999
11,812,000 USD	Total Capital Limited 1.03% due 07/20/17	11,784,964	11,785,284
19,154,000 USD	Total Capital Limited 1.04% due 07/20/17	19,109,733	19,110,679
France — 0.87%
22,054,000 USD	Engie 0.88% due 06/15/17	22,030,016	22,027,535

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 8.14% (continued)
France — 0.87% (continued)
2,023,000 USD	Engie 0.90% due 06/06/17	$2,021,199	$2,021,060
14,119,000 USD	Engie 0.91% due 05/09/17	14,116,208	14,115,355
7,086,000 USD	Engie 0.95% due 06/14/17	7,077,946	7,077,692
25,000,000 USD	Engie 0.96% due 07/05/17	24,957,569	24,953,770
3,993,000 USD	Essilor International 1.00% due 06/05/17	3,989,118	3,989,278
15,790,000 USD	Essilor International 1.00% due 06/19/17	15,768,508	15,769,313
20,017,000 USD	Essilor International 1.00% due 06/23/17	19,987,531	19,988,572
11,058,000 USD	Essilor International 1.05% due 07/12/17	11,034,778	11,035,999
8,829,000 USD	Essilor International 1.05% due 07/13/17	8,810,202	8,811,163
18,408,000 USD	Essilor International 1.05% due 07/20/17	18,365,048	18,366,663
Germany — 0.60%
17,123,000 USD	BASF AG 1.00% due 06/27/17	17,096,431	17,096,745
5,444,000 USD	Henkel Corporation 0.81% due 05/01/17	5,444,000	5,443,621
5,444,000 USD	Henkel Corporation 0.81% due 05/02/17	5,443,879	5,443,494
55,452,000 USD	Henkel Corporation 1.08% due 07/07/17	55,340,542	55,350,323
19,154,000 USD	Henkel Corporation 1.08% due 07/17/17	19,109,754	19,112,840
Italy — 0.01%
2,185,000 USD	Eni S.p.A. 1.13% due 05/01/17	2,185,000	2,184,812
Japan — 0.90%
3,240,000 USD	Hitachi Limited 1.11% due 05/01/17	3,240,000	3,239,702

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 8.14% (continued)
Japan — 0.90% (continued)
12,530,000 USD	Honda Corporation 0.95% due 06/16/17	$12,515,110	$12,515,350
8,391,000 USD	Honda Corporation 0.97% due 07/24/17	8,372,400	8,371,898
23,147,000 USD	Honda Corporation 1.02% due 07/06/17	23,103,715	23,107,338
17,629,000 USD	Honda Corporation 1.03% due 07/05/17	17,596,215	17,599,330
20,601,000 USD	Honda Corporation 1.04% due 07/18/17	20,554,579	20,558,078
25,805,000 USD	Honda Corporation 1.05% due 07/24/17	25,741,778	25,746,255
12,441,000 USD	Honda Corporation 1.06% due 07/21/17	12,411,328	12,413,887
17,280,000 USD	Mitsubishi Company 0.83% due 05/05/17	17,278,426	17,276,969
3,602,000 USD	Mitsubishi Company 1.07% due 06/29/17	3,595,683	3,595,809
7,363,000 USD	Mitsui & Company Limited 1.14% due 06/19/17	7,351,575	7,350,695
Switzerland — 2.65%
16,697,000 USD	Nestlé SA 0.68% due 05/09/17	16,694,514	16,692,985
17,649,000 USD	Nestlé SA 0.69% due 05/08/17	17,646,666	17,645,151
13,813,000 USD	Nestlé SA 0.73% due 05/10/17	13,810,514	13,809,372
14,408,000 USD	Nestlé SA 0.73% due 05/22/17	14,401,949	14,400,277
5,184,000 USD	Nestlé SA 0.74% due 06/02/17	5,180,636	5,179,872
3,465,000 USD	Nestlé SA 0.76% due 06/08/17	3,462,257	3,461,736
3,553,000 USD	Nestlé SA 0.77% due 06/06/17	3,550,300	3,549,828
9,248,000 USD	Nestlé SA 0.79% due 06/14/17	9,239,184	9,237,918

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 8.14% (continued)
Switzerland — 2.65% (continued)
18,707,000 USD	Nestlé SA 0.86% due 06/05/17	$18,691,541	$18,690,749
13,888,000 USD	Nestlé SA 0.91% due 07/18/17	13,861,219	13,860,502
14,579,000 USD	Nestlé SA 0.92% due 06/14/17	14,562,963	14,563,107
7,111,000 USD	Nestlé SA 0.93% due 06/30/17	7,100,215	7,100,348
20,280,000 USD	Nestlé SA 0.93% due 07/20/17	20,238,989	20,238,714
20,312,000 USD	Nestlé SA 0.94% due 06/19/17	20,286,565	20,287,325
11,713,000 USD	Nestlé SA 0.97% due 07/14/17	11,690,127	11,691,079
21,145,000 USD	Nestlé SA 0.97% due 07/19/17	21,100,918	21,102,568
5,615,000 USD	Nestlé SA 0.99% due 07/06/17	5,605,015	5,605,702
18,408,000 USD	Nestlé SA 1.00% due 07/18/17	18,368,914	18,371,552
18,408,000 USD	Nestlé SA 1.00% due 07/19/17	18,368,413	18,371,060
8,770,000 USD	Novartis International AG 0.92% due 07/03/17	8,756,034	8,755,465
16,631,000 USD	Roche Holdings, Inc. 0.68% due 05/01/17	16,631,000	16,629,884
4,392,000 USD	Roche Holdings, Inc. 0.68% due 05/02/17	4,391,918	4,391,607
14,984,000 USD	Roche Holdings, Inc. 0.68% due 05/08/17	14,982,048	14,980,612
10,092,000 USD	Roche Holdings, Inc. 0.69% due 05/10/17	10,090,284	10,089,255
8,167,000 USD	Roche Holdings, Inc. 0.69% due 05/11/17	8,165,457	8,164,591
19,723,000 USD	Roche Holdings, Inc. 0.70% due 05/02/17	19,722,622	19,721,234
19,723,000 USD	Roche Holdings, Inc. 0.70% due 05/04/17	19,721,866	19,720,341

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 8.14% (continued)
Switzerland — 2.65% (continued)
19,723,000 USD	Roche Holdings, Inc. 0.70% due 05/08/17	$19,720,354	$19,718,540
6,418,000 USD	Roche Holdings, Inc. 0.71% due 05/02/17	6,417,875	6,417,425
4,691,000 USD	Roche Holdings, Inc. 0.71% due 05/11/17	4,690,088	4,689,616
27,558,000 USD	Roche Holdings, Inc. 0.71% due 05/12/17	27,552,106	27,549,223
19,739,000 USD	Roche Holdings, Inc. 0.72% due 05/16/17	19,733,160	19,730,868
14,592,000 USD	Roche Holdings, Inc. 0.92% due 07/06/17	14,567,923	14,566,521
United Kingdom — 0.58%
14,617,000 USD	GlaxoSmithKline PLC 0.98% due 06/21/17	14,597,121	14,597,048
22,981,000 USD	GlaxoSmithKline PLC 1.08% due 07/06/17	22,935,498	22,939,552
30,641,000 USD	GlaxoSmithKline PLC 1.08% due 07/07/17	30,579,411	30,584,816
30,641,000 USD	GlaxoSmithKline PLC 1.08% due 07/11/17	30,575,735	30,580,976
Total International Commercial Paper		1,382,092,137	1,382,122,367
U.S. Commercial Paper — 11.73%
$5,444,000	Anthem, Inc. 1.02% due 05/11/17	5,442,457	5,441,841
8,468,000	Anthem, Inc. 1.18% due 05/19/17	8,463,004	8,462,527
6,382,000	Anthem, Inc. 1.20% due 05/10/17	6,380,085	6,379,668
25,692,000	Apple, Inc. 0.77% due 05/05/17	25,689,830	25,688,233
11,087,000	Apple, Inc. 0.78% due 05/04/17	11,086,289	11,085,610
6,055,000	Apple, Inc. 0.78% due 05/15/17	6,053,187	6,052,787
18,523,000	Apple, Inc. 0.79% due 06/07/17	18,508,151	18,506,124

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.73% (continued)
$16,590,000	Apple, Inc. 0.81% due 05/11/17	$16,586,313	$16,585,411
13,231,000	Apple, Inc. 0.81% due 06/13/17	13,218,357	13,216,934
2,635,000	Apple, Inc. 0.82% due 05/09/17	2,634,526	2,634,386
7,370,000	Apple, Inc. 0.84% due 06/08/17	7,363,543	7,363,100
9,108,000	Apple, Inc. 0.94% due 07/19/17	9,089,612	9,089,557
15,591,000	Apple, Inc. 0.94% due 08/01/17	15,554,344	15,553,478
19,396,000	Apple, Inc. 0.94% due 08/02/17	19,349,902	19,348,726
49,534,000	Apple, Inc. 0.95% due 07/17/17	49,435,469	49,436,363
13,957,000	Apple, Inc. 0.98% due 07/24/17	13,925,736	13,926,778
4,374,000	Campbell Soup Company 0.86% due 05/03/17	4,373,793	4,373,309
14,408,000	Caterpillar Financial Services Company 0.92% due 05/23/17	14,400,076	14,399,655
14,408,000	Caterpillar Financial Services Company 0.92% due 05/24/17	14,399,715	14,399,301
19,723,000	Chevron Corporation 0.81% due 05/12/17	19,718,179	19,716,956
19,723,000	Chevron Corporation 0.81% due 05/16/17	19,716,426	19,715,160
14,170,000	Cisco Systems, Inc. 0.81% due 05/03/17	14,169,370	14,168,412
22,477,000	Coca-Cola Company 0.81% due 05/18/17	22,468,509	22,467,035
17,098,000	Coca-Cola Company 0.85% due 05/16/17	17,092,016	17,091,204
19,643,000	Coca-Cola Company 0.86% due 05/11/17	19,638,362	19,637,418
11,631,000	Coca-Cola Company 0.86% due 05/22/17	11,625,233	11,624,774
7,993,000	Coca-Cola Company 0.87% due 05/12/17	7,990,900	7,990,548

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.73% (continued)
$19,846,000	Coca-Cola Company 0.88% due 06/20/17	$19,822,019	$19,821,662
7,320,000	Coca-Cola Company 0.88% due 06/21/17	7,310,978	7,310,843
13,195,000	Coca-Cola Company 0.89% due 06/19/17	13,179,375	13,179,142
4,447,000	Coca-Cola Company 0.91% due 06/14/17	4,442,163	4,442,199
10,092,000	Coca-Cola Company 0.91% due 06/15/17	10,080,773	10,080,858
4,447,000	Coca-Cola Company 0.92% due 06/16/17	4,441,886	4,441,982
6,382,000	Coca-Cola Company 0.93% due 06/21/17	6,373,773	6,374,016
26,316,000	Coca-Cola Company 0.94% due 06/22/17	26,281,029	26,282,429
23,357,000	Coca-Cola Company 0.95% due 06/21/17	23,326,227	23,327,780
10,156,000	Coca-Cola Company 1.00% due 07/25/17	10,132,021	10,133,284
25,058,000	Coca-Cola Company 1.00% due 07/26/17	24,998,139	25,001,193
4,481,000	Coca-Cola Company 1.00% due 07/27/17	4,470,171	4,470,694
3,040,000	Dow Chemical Company 1.01% due 05/11/17	3,039,147	3,038,746
23,241,000	DuPont 1.08% due 05/04/17	23,238,908	23,236,588
14,702,000	DuPont 1.16% due 06/01/17	14,687,314	14,685,421
8,770,000	DuPont 1.26% due 07/13/17	8,747,593	8,746,616
11,631,000	DuPont 1.28% due 06/07/17	11,615,699	11,615,492
4,429,000	DuPont 1.29% due 06/14/17	4,422,017	4,422,021
23,384,000	Eli Lilly & Company 0.79% due 05/03/17	23,382,987	23,381,379
8,432,000	Eli Lilly & Company 0.83% due 05/15/17	8,429,311	8,428,723

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.73% (continued)
$5,159,000	Emerson Electric Company 0.84% due 05/12/17	$5,157,692	$5,157,357
4,555,000	Emerson Electric Company 0.85% due 05/15/17	4,553,512	4,553,230
4,447,000	Entergy Corporation 1.40% due 05/09/17	4,445,616	4,445,240
9,383,000	Entergy Corporation 1.40% due 05/12/17	9,378,986	9,378,260
16,601,000	Exxon Mobil Corporation 0.72% due 05/18/17	16,595,434	16,593,640
12,473,000	Exxon Mobil Corporation 0.73% due 05/04/17	12,472,252	12,471,389
19,531,000	Exxon Mobil Corporation 0.74% due 05/05/17	19,529,416	19,528,049
18,773,000	Exxon Mobil Corporation 0.75% due 05/01/17	18,773,000	18,771,794
15,644,000	Exxon Mobil Corporation 0.75% due 05/02/17	15,643,678	15,642,658
14,770,000	Exxon Mobil Corporation 0.75% due 05/03/17	14,769,393	14,768,412
11,087,000	Exxon Mobil Corporation 0.75% due 05/04/17	11,086,316	11,085,568
13,231,000	Exxon Mobil Corporation 0.82% due 06/22/17	13,215,520	13,214,061
14,702,000	Exxon Mobil Corporation 0.85% due 06/21/17	14,684,505	14,683,542
5,137,000	Exxon Mobil Corporation 0.85% due 07/06/17	5,129,089	5,128,660
13,823,000	Exxon Mobil Corporation 0.86% due 07/07/17	13,801,133	13,800,207
5,623,000	Exxon Mobil Corporation 0.89% due 07/10/17	5,613,378	5,613,308
6,382,000	Exxon Mobil Corporation 0.92% due 06/12/17	6,375,299	6,375,371
23,357,000	Exxon Mobil Corporation 0.92% due 06/13/17	23,331,891	23,332,169
27,612,000	Intel Corporation 0.86% due 06/26/17	27,575,491	27,571,815
5,852,000	John Deere Limited 0.89% due 05/17/17	5,849,711	5,849,446

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.73% (continued)
$6,265,000	Johnson & Johnson 0.85% due 06/02/17	$6,260,322	$6,260,036
23,711,000	Johnson & Johnson 0.85% due 06/09/17	23,689,423	23,688,261
13,058,000	Johnson & Johnson 0.85% due 06/14/17	13,044,594	13,043,901
37,256,000	Johnson & Johnson 0.87% due 07/13/17	37,191,030	37,186,551
37,256,000	Johnson & Johnson 0.87% due 07/14/17	37,190,140	37,185,477
4,860,000	Kroger Company 1.10% due 05/01/17	4,860,000	4,859,552
15,644,000	MetLife 0.89% due 05/03/17	15,643,235	15,642,121
19,723,000	MetLife 0.89% due 05/08/17	19,719,625	19,718,190
17,649,000	MetLife 0.89% due 05/10/17	17,645,117	17,643,805
15,339,000	MetLife 0.89% due 05/15/17	15,333,751	15,332,481
5,837,000	MetLife 0.90% due 06/02/17	5,832,382	5,831,484
16,838,000	MetLife 0.95% due 05/01/17	16,838,000	16,836,793
8,894,000	MetLife 0.96% due 05/22/17	8,889,123	8,888,468
16,913,000	MetLife 0.98% due 06/13/17	16,893,606	16,891,454
17,196,000	MetLife 1.04% due 07/10/17	17,161,226	17,158,724
14,704,000	MetLife 1.04% due 07/12/17	14,673,416	14,671,069
16,481,000	MetLife 1.04% due 07/18/17	16,443,863	16,440,469
28,948,000	MetLife 1.13% due 06/16/17	28,906,202	28,908,441
11,631,000	MetLife 1.15% due 07/03/17	11,607,593	11,608,653
2,640,000	Microsoft Corporation 0.72% due 05/23/17	2,638,854	2,638,471

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.73% (continued)
$6,800,000	Microsoft Corporation 0.72% due 05/24/17	$6,796,915	$6,795,894
30,862,000	Microsoft Corporation 0.88% due 06/22/17	30,823,217	30,821,215
6,661,000	Microsoft Corporation 0.90% due 06/15/17	6,653,590	6,653,380
12,144,000	Microsoft Corporation 0.90% due 07/11/17	12,122,684	12,121,359
7,381,000	Paccar Financial Corporation 0.97% due 06/09/17	7,373,404	7,373,336
7,817,000	Paccar Financial Corporation 1.00% due 06/15/17	7,807,229	7,807,620
9,383,000	PepsiCo, Inc. 0.68% due 05/05/17	9,382,301	9,381,522
10,842,000	PepsiCo, Inc. 0.68% due 05/08/17	10,840,587	10,839,549
7,111,000	PepsiCo, Inc. 0.83% due 05/08/17	7,109,866	7,109,392
7,972,000	PepsiCo, Inc. 0.84% due 05/02/17	7,971,816	7,971,286
29,969,000	Pfizer, Inc. 0.90% due 06/07/17	29,941,895	29,941,695
22,073,000	Pfizer, Inc. 0.94% due 07/13/17	22,031,822	22,031,854
8,844,000	Pfizer, Inc. 0.95% due 07/20/17	8,825,722	8,825,628
5,460,000	Philip Morris International, Inc. 0.90% due 05/24/17	5,456,895	5,456,589
20,099,000	Philip Morris International, Inc. 0.91% due 05/19/17	20,089,955	20,088,940
13,957,000	Philip Morris International, Inc. 0.93% due 06/20/17	13,939,360	13,938,343
15,431,000	Philip Morris International, Inc. 0.97% due 06/22/17	15,409,825	15,409,500
15,431,000	Philip Morris International, Inc. 0.97% due 06/23/17	15,409,418	15,409,085
7,701,000	Praxair, Inc. 0.87% due 06/23/17	7,691,250	7,690,063
11,058,000	Praxair, Inc. 0.87% due 06/28/17	11,042,678	11,040,724

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.73% (continued)
$11,058,000	Praxair, Inc. 0.87% due 06/29/17	$11,042,414	$11,040,384
32,254,000	Qualcomm, Inc. 0.80% due 05/17/17	32,242,675	32,239,956
14,984,000	Qualcomm, Inc. 0.81% due 05/10/17	14,981,003	14,979,924
7,985,000	Qualcomm, Inc. 0.82% due 06/01/17	7,979,430	7,978,612
12,133,000	Qualcomm, Inc. 0.84% due 06/07/17	12,122,650	12,121,447
8,857,000	Qualcomm, Inc. 0.89% due 05/31/17	8,850,505	8,850,140
4,386,000	Qualcomm, Inc. 0.90% due 06/08/17	4,381,880	4,381,714
15,180,000	Qualcomm, Inc. 0.95% due 07/19/17	15,149,020	15,147,463
3,327,000	Schlumberger Investments SA 1.10% due 05/09/17	3,326,187	3,325,887
13,649,000	Schlumberger Investments SA 1.13% due 05/03/17	13,648,143	13,646,938
5,817,000	Schlumberger Investments SA 1.15% due 05/16/17	5,814,213	5,813,789
18,298,000	Schlumberger Investments SA 1.30% due 07/12/17	18,250,425	18,252,064
16,137,000	Schlumberger Investments SA 1.30% due 07/21/17	16,089,799	16,090,837
15,790,000	Schlumberger Investments SA 1.35% due 06/20/17	15,760,394	15,763,081
7,112,000	Sysco Corporation 1.13% due 05/01/17	7,112,000	7,111,345
10,092,000	Unilever Capital Corporation 0.76% due 05/02/17	10,091,790	10,091,096
20,000,000	Unilever Capital Corporation 0.82% due 05/30/17	19,986,950	19,985,031
7,938,000	Unilever Capital Corporation 0.86% due 06/05/17	7,931,440	7,930,895
8,068,000	Unilever Capital Corporation 0.92% due 07/10/17	8,053,724	8,053,194
12,276,000	Unilever Capital Corporation 0.96% due 07/21/17	12,250,036	12,249,247
First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.73% (continued)
$22,222,000	United Healthcare Company 1.07% due 05/23/17	$22,207,469	$22,204,824
14,815,000	United Healthcare Company 1.07% due 06/01/17	14,801,350	14,799,231
16,532,000	United Healthcare Company 1.23% due 06/13/17	16,507,712	16,507,771
32,361,000	United Parcel Service, Inc. 0.61% due 06/02/17	32,343,741	32,334,414
18,372,000	United Parcel Service, Inc. 0.64% due 05/03/17	18,371,357	18,369,941
10,842,000	United Parcel Service, Inc. 0.64% due 05/12/17	10,839,913	10,838,547
11,694,000	United Parcel Service, Inc. 0.81% due 07/13/17	11,675,030	11,671,461
14,715,000	United Parcel Service, Inc. 0.82% due 07/07/17	14,692,817	14,689,335
12,764,000	United Parcel Service, Inc. 0.83% due 06/15/17	12,750,917	12,749,398
32,949,000	United Parcel Service, Inc. 0.84% due 06/12/17	32,917,094	32,913,786
13,058,000	United Parcel Service, Inc. 0.84% due 06/14/17	13,044,753	13,043,390
16,804,000	Walt Disney Company 0.81% due 05/09/17	16,801,013	16,799,815
18,628,000	Walt Disney Company 0.93% due 07/17/17	18,591,743	18,589,792
13,823,000	Walt Disney Company 0.94% due 07/14/17	13,796,859	13,795,947
16,153,000	Walt Disney Company 0.94% due 08/08/17	16,112,133	16,108,057
Total U.S. Commercial Paper		1,992,476,736	1,992,350,667
Total Commercial Paper		3,374,568,873	3,374,473,034
Total Investments — 99.64% (Cost: $13,358,290,303)			16,918,345,127
Other Assets in Excess of Liabilities — 0.36%			61,277,803
Net Assets — 100.00%			$16,979,622,930

*  Less than 0.01%

(a)  An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

(b)  Represents securities that are subject to legal or contractual restrictions on resale. At April 30, 2017, the value of these securities amounted to $83,671,550 or 0.49% of net assets.

(c)  Securities are valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $97,494,328 or 0.57% of net assets.

(d)  Non-income producing security/commodity.

(e)  Held through Financiere Bleue, LLC, wholly owned holding company and disregarded entity for U.S. tax purposes.

(f)  Represents non-voting class of shares.

(g)  This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

(h)  Floating rate security. Rate shown is the rate in effect at April 30, 2017.

(i)  Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At April 30, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,150,184,544
Gross unrealized depreciation	(590,129,720)
Net unrealized appreciation	$3,560,054,824

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

AG  — Aktien Gesellschaft

A/S  — Aktieselskab

AS  — Anonim Sirket

ASA  — Norwegian Public Limited Company

C.V.  — Capital Variable

FRN  — Floating Rate Note

NVDR  — Non-Voting Depository Receipt

PCL  — Public Company Limited

PJSC  — Public Joint Stock Company

PLC  — Public Limited Company

SA  — Société Anonyme

SAS  — Société par Actions Simplifiée

SE  — Societas Europaea

S.p.A.  — Società per Azioni

Currencies

CAD  — Canadian Dollar

EUR  — Euro

GBP  — British Pound

IDR  — Indonesian Rupiah

MXN  — Mexican Peso

PLN  — Polish Zloty

SGD  — Singapore Dollar

USD  — United States Dollar

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA FRN 7.779% due 11/30/20	06/22/05	$4,825,203	$1.09
Emin Leydier SA FRN 7.779% due 11/30/20	07/30/09	14,227,973	1.09
Emin Leydier SA	07/14/09	9,166,547	3.75
Legris Industries SA	04/30/04	23,119,325	27.86
Pfleiderer Atlantik Raco RI Rights	01/29/13	16,617	—

Foreign Currency Exchange Contracts — Sales

Settlement Dates Through	Foreign Currency To be Delivered		U.S. $ To be Received	U.S. $ Value At April 30, 2017	Unrealized Appreciation At April 30, 2017	Unrealized Depreciation At April 30, 2017
05/17/17	33,104,000	Euro	$35,375,596	$36,084,446	$—	$(708,850)
06/21/17	85,025,000	Euro	90,212,800	92,846,005	—	(2,633,205)
07/19/17	19,967,000	Euro	21,474,109	21,835,949	—	(361,840)
08/16/17	55,556,000	Euro	59,166,029	60,845,528	—	(1,679,499)
09/13/17	56,829,000	Euro	60,707,125	62,334,316	—	(1,627,191)
05/17/17	20,937,000	British Pound	25,479,910	27,128,044	—	(1,648,134)
06/21/17	5,638,000	British Pound	7,053,583	7,312,520	—	(258,937)
05/17/17	18,583,843,000	Japanese Yen	166,017,590	166,800,864	—	(783,274)
07/19/17	16,367,875,000	Japanese Yen	145,861,089	147,299,312	—	(1,438,223)
08/16/17	4,797,990,000	Japanese Yen	44,005,338	43,234,747	770,591	—
			$655,353,169	$665,721,731	$770,591	$(11,139,153)

Affiliated Securities

Affiliated Securities	Shares October 31, 2016	Gross Additions	Gross Reductions	Shares April 30, 2017	Market Value April 30, 2017	Realized Gain / (Loss)	Dividend Income
As One Corporation	1,299,640	—	—	1,299,640	$57,535,083	$—	$578,917
Chofu Seisakusho Company Limited	1,871,000	—	—	1,871,000	44,746,230	—	229,894
Emin Leydier SA	11,593,581	—	—	11,593,581	43,443,362	—	—
Fursys, Inc.	872,463	—	—	872,463	24,228,694	—	393,527
Gaumont SA*	364,373	—	—	364,373	29,629,436	—	—
Haw Par Corporation Limited	25,512,113	—	—	25,512,113	186,435,725	—	—
Laurent-Perrier	558,938	—	—	558,938	43,033,588	—	—

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Affiliated Securities (continued)

Affiliated Securities	Shares October 31, 2016	Gross Additions	Gross Reductions	Shares April 30, 2017	Market Value April 30, 2017	Realized Gain / (Loss)	Dividend Income
Legris Industries SA	896,416	—	—	896,416	$24,977,992	$—	$—
Maezawa Kasei Industries Company Limited	2,045,420	—	305,400	1,740,020	18,496,736	(2,557,622)	211,386
Robertet SA	235,837	—	—	235,837	90,427,805	—	—
T. Hasegawa Company Limited	3,020,411	—	495,400	2,525,011	49,016,585	1,277,917	399,405
Total					$611,971,236	$(1,279,705)	$1,813,129

*Represents an unaffiliated issuer as of April 30, 2017, as such, amounts represented above will not agree to balances in the Statements of Assets and Liabilities and Statements of Operations.

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Common Stocks
Consumer Discretionary	8.28%
Consumer Staples	9.60
Energy	3.74
Financials	13.48
Health Care	5.62
Industrials	13.90
Information Technology	2.91
Materials	9.30
Telecommunication Services	3.67
Total International Common Stocks	70.50
U.S. Common Stock
Materials	0.23
Total U.S. Common Stock	0.23
International Preferred Stock
Consumer Staples	0.04
Total International Preferred Stock	0.04
Investment Company	0.00	*
Right	0.00
Commodity	6.64
U.S. Bonds
Government Issues	0.20
Total U.S. Bonds	0.20

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
International Notes and Bonds
Government Issues	2.07%
Materials	0.09
Total International Notes and Bonds	2.16
Commercial Paper
International Commercial Paper	8.14
U.S. Commercial Paper	11.73
Total Commercial Paper	19.87
Total Investments	99.64%

*Less than 0.01%

See Notes to Consolidated Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

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First Eagle U.S. Value Fund

Fund Overview

Data as of April 30, 2017 (unaudited)

Investment Objective

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. Management utilizes a highly disciplined, bottom-up, value-oriented approach in seeking to achieve its investment objective.

Average Annual Returns^ (%)			One-Year	Five-Years	Ten-Years
First Eagle U.S. Value Fund	Class A	without sales charge	10.99	8.08	6.61
		with sales charge	5.42	6.97	6.07
S&P 500 Index			17.92	13.68	7.15
Consumer Price Index			2.21	1.23	1.70

Asset Allocation* (%)

Sector/Industry** (%)

Financials	21.31
Information Technology	14.82
Industrials	10.19
Commodity	9.08
Energy	7.75
Consumer Discretionary	7.17
Materials	5.33
Health Care	2.25
Consumer Staples	0.96
Utilities	0.91

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Sector/Industry percentages are based on total investments in the portfolio.

**Sector/Industry allocations exclude short-term investments.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle U.S. Value Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares with a sales charge gives effect to the deduction of the maximum sales charge of 5.00%.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold Bullion** (precious metal)	9.10
Oracle Corporation (Systems Software)	4.33
Microsoft Corporation (Systems Software)	3.29
Weyerhaeuser Company REIT (Specialized REIT's)	3.28
Omnicom Group, Inc. (Advertising)	2.84
Comcast Corporation Class 'A' (Cable & Satellite)	2.72
Alleghany Corporation (Reinsurance)	2.59
American Express Company (Consumer Finance)	2.46
Bank of New York Mellon Corporation (Asset Management & Custody Banks)	2.29
Flowserve Corporation (Industrial Machinery)	1.91
Total	34.81

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 69.77%
U.S. Common Stocks — 61.86%
Consumer Discretionary — 7.17%
753,496	Omnicom Group, Inc.	$24,144,237	$61,877,010
1,512,044	Comcast Corporation, Class 'A'	10,760,708	59,257,004
201,299	Tiffany & Company	12,153,934	18,449,053
359,081	H&R Block, Inc.	6,046,002	8,901,618
382,831	Vista Outdoor, Inc. (a)	5,236,492	7,488,174
		58,341,373	155,972,859
Consumer Staples — 0.96%
290,726	Colgate-Palmolive Company	11,156,933	20,943,901
Energy — 4.16%
1,145,097	National Oilwell Varco, Inc.	57,867,107	40,044,042
483,346	ConocoPhillips	18,023,286	23,157,107
223,963	Devon Energy Corporation	12,061,300	8,844,299
96,554	SEACOR Holdings, Inc. (a)	6,036,566	6,339,736
63,037	Phillips 66	4,957,476	5,015,224
595,832	San Juan Basin Royalty Trust	9,222,426	4,218,490
36,200	Exxon Mobil Corporation	2,936,307	2,955,730
		111,104,468	90,574,628
Financials — 19.83%
2,107,946	Weyerhaeuser Company, REIT	41,062,509	71,396,131
92,464	Alleghany Corporation (a)	26,401,085	56,467,765
676,022	American Express Company	23,722,250	53,574,743
1,060,026	Bank of New York Mellon Corporation	21,900,993	49,884,824
909,608	BB&T Corporation	21,844,946	39,276,873
655,595	U.S. Bancorp	15,898,994	33,618,912
450,471	WR Berkley Corporation	12,069,597	30,623,019
937,277	Synchrony Financial	26,975,500	26,056,301
485,877	Brown & Brown, Inc.	15,072,951	20,844,123
78	Berkshire Hathaway, Inc., Class 'A' (a)	5,963,924	19,326,840
274,793	American International Group, Inc.	13,853,370	16,737,642
155,024	Cincinnati Financial Corporation	3,655,051	11,175,680
20,331	The Travelers Companies, Inc.	2,398,763	2,473,469
		230,819,933	431,456,322

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 61.86% (continued)
Health Care — 2.26%
139,509	Anthem, Inc.	$7,468,153	$24,817,256
232,945	Varian Medical Systems, Inc. (a)	15,926,061	21,137,429
93,178	Varex Imaging Corporation (a)	2,040,495	3,127,054
		25,434,709	49,081,739
Industrials — 10.22%
817,802	Flowserve Corporation	38,937,371	41,601,588
191,616	3M Company	11,454,906	37,524,161
321,031	Deere & Company	25,917,236	35,830,270
312,435	Union Pacific Corporation	25,564,175	34,980,223
311,151	Orbital ATK, Inc.	14,416,147	30,803,949
174,681	Cintas Corporation	3,776,351	21,393,182
103,917	Cummins, Inc.	9,221,673	15,685,232
41,500	CH Robinson Worldwide, Inc.	3,021,249	3,017,050
99,125	NOW, Inc. (a)	2,875,395	1,686,116
		135,184,503	222,521,771
Information Technology — 14.63%
2,094,417	Oracle Corporation	59,806,608	94,164,988
1,044,845	Microsoft Corporation	23,935,049	71,530,089
590,022	Xilinx, Inc.	23,817,911	37,236,288
1,158,000	Teradata Corporation (a)	40,395,526	33,790,440
193,008	Texas Instruments, Inc.	9,095,627	15,282,373
14,488	Alphabet, Inc., Class 'C' (a)	3,452,373	13,125,549
171,503	Analog Devices, Inc.	14,226,174	13,068,529
11,694	Alphabet, Inc., Class 'A' (a)	6,529,572	10,811,337
90,481	Mastercard, Inc., Class 'A'	1,815,907	10,524,750
112,369	Visa, Inc., Class 'A'	2,025,046	10,250,300
81,542	Automatic Data Processing, Inc.	2,531,110	8,520,324
		187,630,903	318,304,967
Materials — 1.72%
168,687	Scotts Miracle-Gro Company, Class 'A'	6,949,666	16,295,164
79,413	Praxair, Inc.	8,186,437	9,925,037

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 61.86% (continued)
Materials — 1.72% (continued)
121,921	Royal Gold, Inc.	$7,844,609	$8,617,376
325,000	Tahoe Resources, Inc. (b)	2,498,865	2,633,237
		25,479,577	37,470,814
Utilities — 0.91%
394,669	UGI Corporation	13,033,948	19,796,597
Total U.S. Common Stocks		798,186,347	1,346,123,598
International Common Stocks — 7.91%
Africa — 0.09%
21,756	Randgold Resources Limited, ADR	1,296,963	1,914,311
Australia — 0.99%
1,362,059	Newcrest Mining Limited	17,925,737	21,581,292
Canada — 3.19%
1,171,668	Potash Corporation of Saskatchewan, Inc.	37,706,373	19,777,756
305,876	Agnico-Eagle Mines Limited	10,815,984	14,621,009
155,814	Franco-Nevada Corporation	6,600,119	10,597,247
740,683	Goldcorp, Inc.	20,048,900	10,339,935
167,389	Imperial Oil Limited	5,178,669	4,869,431
152,263	Suncor Energy, Inc.	3,811,531	4,771,848
142,767	Canadian Natural Resources Limited	3,976,987	4,547,459
		88,138,563	69,524,685
Curacao — 1.67%
501,322	Schlumberger Limited	39,227,840	36,390,964
United Kingdom — 1.97%
710,652	TechnipFMC PLC (a)	25,496,438	21,411,945
161,294	Willis Towers Watson PLC	11,232,685	21,390,810
		36,729,123	42,802,755
Total International Common Stocks		183,318,226	172,214,007
Total Common Stocks		981,504,573	1,518,337,605
Investment Company — 0.00*%
18,949	State Street Institutional U.S. Government Money Market Fund, Premier Class	18,949	18,949

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Ounces	Description	Cost (Note 1)	Value (Note 1)
Commodity — 9.11%
156,194	Gold bullion (a)	$186,047,980	$198,141,775
Principal
U.S. Corporate Bonds — 1.14%
$600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28	533,202	567,750
6,542,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (c)	6,548,107	6,672,840
4,945,000	Veritas US, Inc. 7.50% due 02/01/23 (c)	4,650,715	5,216,975
12,404,000	Wachovia Capital Trust III 5.57% due 05/30/17 (d)(e)	12,298,788	12,450,515
Total U.S. Corporate Bonds		24,030,812	24,908,080
U.S. Treasury Bills — 9.16%
40,000,000	U.S. Treasury Bill 0.51% due 06/01/17	39,982,778	39,976,400
40,000,000	U.S. Treasury Bill 0.80% due 08/24/17	39,899,056	39,898,240
40,000,000	U.S. Treasury Bill 0.92% due 10/05/17	39,843,000	39,842,120
40,000,000	U.S. Treasury Bill 0.92% due 10/19/17	39,829,000	39,820,920
40,000,000	U.S. Treasury Bill 0.97% due 10/26/17	39,812,111	39,810,880
Total U.S. Treasury Bills		199,365,945	199,348,560
Commercial Paper — 11.13%
International Commercial Paper — 2.32%
Australia — 0.14%
1,571,000 USD	Telstra Corporation Limited 1.00% due 05/17/17	1,570,302	1,570,125
1,571,000 USD	Telstra Corporation Limited 1.00% due 05/18/17	1,570,258	1,570,078
Canada — 0.31%
1,001,000 USD	Suncor Energy, Inc. 1.23% due 06/07/17	999,735	999,624
5,668,000 USD	Total Capital Limited 0.95% due 05/15/17	5,665,950	5,665,664

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 2.32% (continued)
France — 0.47%
2,596,000 USD	Engie 0.90% due 06/06/17	$2,593,689	$2,593,511
1,501,000 USD	Essilor International 1.00% due 06/05/17	1,499,541	1,499,601
3,118,000 USD	L'Oreal USA, Inc. 0.92% due 06/08/17	3,115,038	3,114,953
3,118,000 USD	L'Oreal USA, Inc. 0.92% due 06/09/17	3,114,960	3,114,872
Germany — 0.25%
2,738,000 USD	Henkel Corporation 0.81% due 05/01/17	2,738,000	2,737,809
2,738,000 USD	Henkel Corporation 0.81% due 05/02/17	2,737,939	2,737,746
Italy — 0.21%
4,528,000 USD	Eni S.p.A. 1.13% due 05/01/17	4,528,000	4,527,609
Japan — 0.31%
6,715,000 USD	Hitachi Limited 1.11% due 05/01/17	6,715,000	6,714,382
Switzerland — 0.63%
1,336,000 USD	Nestlé SA 0.77% due 06/06/17	1,334,985	1,334,807
4,107,000 USD	Roche Holdings, Inc. 0.69% due 05/11/17	4,106,224	4,105,788
1,074,000 USD	Roche Holdings, Inc. 0.71% due 05/02/17	1,073,979	1,073,904
786,000 USD	Roche Holdings, Inc. 0.71% due 05/11/17	785,847	785,768
3,311,000 USD	Roche Holdings, Inc. 0.71% due 05/12/17	3,310,292	3,309,946
3,118,000 USD	Roche Holdings, Inc. 0.85% due 06/16/17	3,114,653	3,114,299
Total International Commercial Paper		50,574,392	50,570,486
U.S. Commercial Paper — 8.81%
$2,738,000	Anthem, Inc. 1.02% due 05/11/17	2,737,224	2,736,914
2,745,000	Campbell Soup Company 0.86% due 05/30/17	2,743,120	2,742,091

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.81% (continued)
$7,492,000	Cisco Systems, Inc. 0.81% due 05/03/17	$7,491,667	$7,491,160
10,463,000	Coca-Cola Company 0.81% due 05/18/17	10,459,047	10,458,361
2,697,000	Coca-Cola Company 0.87% due 05/12/17	2,696,291	2,696,172
4,624,000	Coca-Cola Company 0.87% due 06/20/17	4,618,477	4,618,329
2,752,000	Coca-Cola Company 0.88% due 06/21/17	2,748,608	2,748,557
786,000	Coca-Cola Company 0.89% due 06/19/17	785,069	785,055
3,456,000	Coca-Cola Company 0.91% due 06/14/17	3,452,241	3,452,269
3,456,000	Coca-Cola Company 0.92% due 06/16/17	3,452,026	3,452,100
2,896,000	DuPont 1.15% due 05/18/17	2,894,427	2,894,110
1,220,000	DuPont 1.16% due 05/22/17	1,219,174	1,219,038
3,456,000	Entergy Corporation 1.40% due 05/09/17	3,454,925	3,454,632
1,571,000	Entergy Corporation 1.40% due 05/12/17	1,570,328	1,570,206
2,860,000	Exxon Mobil Corporation 0.73% due 06/08/17	2,857,826	2,857,303
6,236,000	Exxon Mobil Corporation 0.95% due 06/06/17	6,230,201	6,230,413
10,071,000	Kroger Company 1.10% due 05/01/17	10,071,000	10,070,073
3,755,000	MetLife 0.90% due 06/02/17	3,752,029	3,751,452
5,682,000	MetLife 0.95% due 05/01/17	5,682,000	5,681,593
6,912,000	MetLife 0.96% due 05/22/17	6,908,210	6,907,701
6,720,000	Microsoft Corporation 0.71% due 05/18/17	6,717,779	6,716,909
1,720,000	Microsoft Corporation 0.72% due 05/23/17	1,719,254	1,719,004

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.81% (continued)
$4,300,000	Microsoft Corporation 0.72% due 05/24/17	$4,298,050	$4,297,404
4,053,000	Microsoft Corporation 0.81% due 05/16/17	4,051,649	4,051,328
7,795,000	Microsoft Corporation 0.84% due 06/01/17	7,789,429	7,788,786
1,571,000	PepsiCo, Inc. 0.68% due 05/05/17	1,570,883	1,570,753
4,330,000	PepsiCo, Inc. 0.68% due 05/10/17	4,329,275	4,328,822
4,365,000	PepsiCo, Inc. 0.86% due 06/06/17	4,361,290	4,360,985
5,300,000	PepsiCo, Inc. 0.87% due 06/05/17	5,295,569	5,295,256
13,950,000	Pfizer, Inc. 0.90% due 06/07/17	13,937,383	13,937,290
6,376,000	Qualcomm, Inc. 0.80% due 05/17/17	6,373,761	6,373,224
6,975,000	Qualcomm, Inc. 0.81% due 05/10/17	6,973,605	6,973,103
3,002,000	Qualcomm, Inc. 0.82% due 06/01/17	2,999,906	2,999,599
2,822,000	Qualcomm, Inc. 0.85% due 06/01/17	2,819,959	2,819,743
1,251,000	Schlumberger Investments SA 1.10% due 05/09/17	1,250,694	1,250,581
974,000	Schlumberger Investments SA 1.15% due 05/16/17	973,533	973,462
14,737,000	Sysco Corporation 1.13% due 05/01/17	14,737,000	14,735,643
3,118,000	Unilever Capital Corporation 0.92% due 06/09/17	3,114,960	3,114,901
3,118,000	Unilever Capital Corporation 0.92% due 06/12/17	3,114,726	3,114,668
2,207,000	United Parcel Service, Inc. 0.64% due 05/03/17	2,206,923	2,206,753

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.81% (continued)
$7,254,000	Walt Disney Company 0.81% due 05/09/17	$7,252,710	$7,252,194
Total U.S. Commercial Paper		191,712,228	191,697,937
Total Commercial Paper		242,286,620	242,268,423
Total Investments — 100.31% (Cost: $1,633,254,879)			2,183,023,392
Liabilities in Excess of Other Assets — (0.31)%			(6,733,643)
Net Assets — 100.00%			$2,176,289,749

*  Less than 0.01%

(a)  Non-income producing security/commodity.

(b)  Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(c)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)  Security has no maturity date. The date shown represents the next call date.

(e)  Floating rate security. Rate shown is the rate in effect at April 30, 2017.

At April 30, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$620,592,068
Gross unrealized depreciation	(70,823,555)
Net unrealized appreciation	$549,768,513

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

PLC  — Public Limited Company

REIT  — Real Estate Investment Trust

SA  — Société Anonyme

S.p.A.  — Società per Azioni

Currency

USD  — United States Dollar

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
U.S. Common Stocks
Consumer Discretionary	7.17%
Consumer Staples	0.96
Energy	4.16
Financials	19.83
Health Care	2.26
Industrials	10.22
Information Technology	14.63
Materials	1.72
Utilities	0.91
Total U.S. Common Stocks	61.86
International Common Stocks
Energy	3.31
Financials	0.98
Materials	3.62
Total International Common Stocks	7.91
Investment Company	0.00 *
Commodity	9.11
U.S. Corporate Bonds
Consumer Discretionary	0.02
Energy	0.31
Financials	0.57
Information Technology	0.24
Total U.S. Corporate Bonds	1.14
U.S. Treasury Bills	9.16
Commercial Paper
International Commercial Paper	2.32
U.S. Commercial Paper	8.81
Total Commercial Paper	11.13
Total Investments	100.31%

*Less than 0.01%

See Notes to Consolidated Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

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First Eagle Gold Fund

Fund Overview

Data as of April 30, 2017 (unaudited)

Investment Objective

The First Eagle Gold Fund is a non-diversified fund. The Fund's investment objective seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. In seeking to achieve its objective, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold, and/or securities directly related to gold or issuers principally engaged in the gold industry.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Gold Fund	Class A	without sales load	-7.19	-8.95	0.07
		with sales load	-11.84	-9.88	-0.44
FTSE Gold Mines Index			-12.47	-12.57	-4.27
MSCI World Index			14.65	9.94	3.92
Consumer Price Index			2.21	1.23	1.70

Asset Allocation* (%)

Countries** (%)

Canada	36.99
United States	36.73
Mexico	9.78
Australia	5.69
Africa	4.79
South Africa	1.72

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short-term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Gold Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares with a sales charge give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed international markets. The index provides total returns in U.S. dollars with net dividends reinvested. The FTSE Gold Mines Index Series is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, is available with dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold Bullion** (United States)	18.58
Fresnillo PLC (Mexico)	6.28
Newcrest Mining Limited (Australia)	5.71
Franco-Nevada Corporation (Canada)	5.67
Royal Gold, Inc. (United States)	5.05
Randgold Resources Limited ADR (Africa)	4.80
Newmont Mining Corporation (United States)	4.50
Agnico-Eagle Mines Limited (Canada)	4.48
Silver Bullion** (United States)	4.45
Tahoe Resources, Inc. (United States)	4.25
Total	63.77

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Gold Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 71.66%
International Common Stocks — 57.86%
Africa — 4.80%
665,677	Randgold Resources Limited, ADR	$15,476,669	$58,572,919
Australia — 5.71%
4,393,004	Newcrest Mining Limited	103,831,325	69,605,431
Canada — 35.83%
1,016,861	Franco-Nevada Corporation	22,125,313	69,158,914
1,142,787	Agnico-Eagle Mines Limited	37,536,615	54,625,729
3,715,245	Goldcorp, Inc.	91,988,621	51,864,820
2,949,275	Barrick Gold Corporation	68,976,281	49,311,878
3,921,097	Osisko Gold Royalties Limited	44,783,598	41,766,053
2,771,398	Detour Gold Corporation (a)	43,297,289	35,021,879
10,007,331	New Gold, Inc. (a)	23,944,376	28,371,394
1,999,467	MAG Silver Corporation (a)	17,192,189	24,461,447
6,443,257	Eldorado Gold Corporation	64,771,164	23,553,608
7,700,300	B2Gold Corporation (a)	10,477,836	19,348,763
3,796,285	Novagold Resources, Inc. (a)	20,696,360	15,868,471
5,093,970	Dundee Precious Metals, Inc. (a)	9,291,866	10,187,567
12,678,371	Mandalay Resources Corporation	6,090,814	5,294,071
537,100	Alamos Gold, Inc., Class 'A'	3,271,264	3,844,157
460,000	Guyana Goldfields, Inc. (a)	2,515,473	2,281,382
2,284,500	Orla Mining Limited (a)	2,131,774	2,175,634
		469,090,833	437,135,767
Mexico — 9.80%
4,074,782	Fresnillo PLC	15,877,335	76,631,543
1,756,596	Industrias Peñoles S.A.B. de C.V.	12,615,547	42,941,553
		28,492,882	119,573,096
South Africa — 1.72%
1,840,964	AngloGold Ashanti Limited, ADR	40,356,620	21,042,219
Total International Common Stocks		657,248,329	705,929,432

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Gold Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 13.80%
Materials — 13.80%
871,251	Royal Gold, Inc.	$19,832,923	$61,580,021
1,623,421	Newmont Mining Corporation	56,199,224	54,887,864
6,402,169	Tahoe Resources, Inc. (b)	66,780,488	51,872,084
Total U.S. Common Stocks		142,812,635	168,339,969
Total Common Stocks		800,060,964	874,269,401
Investment Company — 0.00*%
22,875	State Street Institutional U.S. Government Money Market Fund, Premier Class	22,875	22,875
Warrant — 0.01%
Canada — 0.01%
59,602	Osisko Gold Royalties Limited, Warrant expire 02/26/19 (a)	81,620	80,776
Ounces
Commodities — 23.03%
178,700	Gold bullion (a)	132,726,352	226,691,609
3,149,994	Silver bullion (a)	58,487,088	54,257,079
Total Commodities		191,213,440	280,948,688
Principal
International Convertible Bond — 1.25%
Canada — 1.25%
15,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (c)(d)	15,000,000	15,187,500
Commercial Paper — 4.31%
International Commercial Paper — 1.34%
Italy — 0.54%
6,609,000 USD	Eni S.p.A. 1.13% due 05/01/17	6,609,000	6,608,430

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Gold Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 1.34% (continued)
Japan — 0.80%
9,798,000 USD	Hitachi Limited 1.11% due 05/01/17	$9,798,000	$9,797,098
Total International Commercial Paper		16,407,000	16,405,528
U.S. Commercial Paper — 2.97%
$14,697,000	Kroger Company 1.10% due 05/01/17	14,697,000	14,695,647
21,507,000	Sysco Corporation 1.13% due 05/01/17	21,507,000	21,505,019
Total U.S. Commercial Paper		36,204,000	36,200,666
Total Commercial Paper		52,611,000	52,606,194
Total Investments — 100.26% (Cost: $1,058,989,899)			1,223,115,434
Liabilities in Excess of Other Assets — (0.26)%			(3,142,861)
Net Assets — 100.00%			$1,219,972,573

*  Less than 0.01%

(a)  Non-income producing security/commodity.

(b)  Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(c)  This security is convertible until November 30, 2017.

(d)  Security is valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $15,187,500 or 1.25% of net assets.

At April 30, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$356,278,691
Gross unrealized depreciation	(192,153,156)
Net unrealized appreciation	$164,125,535

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

C.V.  — Capital Variable

PLC  — Public Limited Company

S.p.A.  — Società per Azioni

Currency

USD  — United States Dollar

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Gold Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Common Stocks Materials	57.86%
Total International Common Stocks	57.86
U.S. Common Stocks Materials	13.80
Total U.S. Common Stocks	13.80
Investment Company	0.00 *
Warrant	0.01
Commodities	23.03
International Convertible Bond Materials	1.25
Total International Convertible Bond	1.25
Commercial Paper International Commercial Paper	1.34
U.S. Commercial Paper	2.97
Total Commercial Paper	4.31
Total Investments	100.26%

*Less than 0.01%

See Notes to Consolidated Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund

Fund Overview

Data as of April 30, 2017 (unaudited)

Investment Objective

First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. Fundamental research drives the identification of income-producing investment opportunities across all market environments.

Average Annual Returns^ (%)			One-Year	Since Inception (05/01/12)
First Eagle Global Income Builder	Class A	without sales load	9.45	6.56
		with sales load	4.00	5.46
Composite Index			8.98	6.97
MSCI World Index			14.65	9.86
Bloomberg Barclays U.S. Aggregate Bond Index			0.83	2.29

Asset Allocation* (%)

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short-term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

Countries** (%)

United States	43.17
France	7.89
Canada	4.92
United Kingdom	4.91
Japan	4.72
Hong Kong	4.69
Bermuda	2.56
Germany	2.53
Switzerland	2.10
Mexico	1.35
Australia	1.35
South Korea	1.07
Singapore	1.04
Netherlands	1.02
Belgium	0.99
Chile	0.80
Sweden	0.75
Norway	0.71
Curacao	0.60
Thailand	0.59
Austria	0.51
Denmark	0.36
New Zealand	0.34
Russia	0.26
Ireland	0.22
Brazil	0.17
Poland	0.15
Israel	0.11

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed international markets. The index provides total returns in U.S. dollars with net dividends reinvested. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. One cannot invest directly in an index.

Top 10 Holdings* (%)

Gold Bullion (precious metal)	2.57
Nestlé SA (Swiss Packaged Foods & Meats))	2.00
Microsoft Corporation (U.S. Systems Software)	1.80
KDDI Corporation (Japanese Wireless Telecommunication Services)	1.55
Weyerhaeuser Company REIT (U.S. Specialized REIT's)	1.54
Mandarin Oriental International Limited (Hong Kong Hotels, Resorts & Cruise Lines)	1.45
GlaxoSmithKline PLC (U.K. Pharmaceuticals))	1.28
Danone SA (French Packaged Foods & Meats)	1.20
Sprint Capital Corporation (U.S. Wireless Telecommunication Services)	1.15
HeidelbergCement AG (German Construction Materials)	1.14
Total	15.68

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 53.57%
International Common Stocks — 37.86%
Austria — 0.51%
53,832	Mayr Melnhof Karton AG	$5,717,133	$6,508,949
Belgium — 0.98%
131,182	Groupe Bruxelles Lambert SA	11,189,745	12,576,322
Bermuda — 1.42%
160,000	Jardine Matheson Holdings Limited	8,396,815	10,324,800
537,434	Hiscox Limited	6,659,513	7,879,672
		15,056,328	18,204,472
Brazil — 0.17%
4,245,517	Brasil Brokers Participacoes SA (a)	5,221,651	2,180,241
Canada — 2.77%
644,005	Goldcorp, Inc.	14,518,484	8,990,310
479,846	Potash Corporation of Saskatchewan, Inc.	14,025,232	8,099,801
159,945	Agnico-Eagle Mines Limited	4,155,128	7,645,443
63,658	Franco-Nevada Corporation	2,551,898	4,329,518
340,039	Cenovus Energy, Inc.	8,339,482	3,393,589
95,933	Suncor Energy, Inc.	2,403,325	3,006,493
		45,993,549	35,465,154
Chile — 0.79%
373,175	Cia Cervecerias Unidas SA, ADR	7,809,348	9,616,720
200,388	Quinenco SA	413,623	544,352
		8,222,971	10,161,072
Curacao — 0.60%
105,474	Schlumberger Limited	8,266,704	7,656,358
Denmark — 0.36%
109,595	ISS A/S	3,464,789	4,545,426
France — 6.44%
219,363	Danone SA	14,766,930	15,335,943
152,429	Sanofi	14,870,336	14,380,799
259,188	Bouygues SA	6,996,027	10,896,658
558,267	Rexel SA	8,269,387	9,973,169
168,390	Cie de Saint-Gobain	7,754,203	9,088,817
273,523	Carrefour SA	7,879,675	6,443,137

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 37.86% (continued)
France — 6.44% (continued)
99,565	Total SA	$4,907,890	$5,115,875
40,413	Thermador Groupe	3,409,425	4,067,180
43,918	Legrand SA	2,160,460	2,843,123
66,652	Neopost SA	4,094,960	2,703,047
4,980	LVMH Moet Hennessy Louis Vuitton SE	736,427	1,228,697
981	Christian Dior SE	155,593	269,235
		76,001,313	82,345,680
Germany — 2.25%
157,751	HeidelbergCement AG	11,829,134	14,606,240
1,004,385	Telefonica Deutschland Holding AG	4,523,740	4,868,639
21,487	Linde AG	2,893,776	3,860,784
197,473	Hamburger Hafen und Logistik AG	4,717,771	3,742,867
120,109	SMT Scharf AG (a)	3,295,904	1,727,018
		27,260,325	28,805,548
Hong Kong — 4.67%
12,987,500	Mandarin Oriental International Limited	22,128,977	18,572,125
3,239,151	Hopewell Holdings Limited	10,983,054	12,388,841
4,629,534	Hang Lung Properties Limited	11,596,245	12,141,713
1,749,774	Great Eagle Holdings Limited	5,919,319	8,683,240
1,193,083	Hysan Development Company Limited	5,499,319	5,629,233
442,645	Swire Properties Limited	1,239,130	1,485,281
67,700	Guoco Group Limited	589,955	777,235
		57,955,999	59,677,668
Ireland — 0.22%
77,242	CRH PLC	1,795,585	2,820,234
Israel — 0.11%
318,065	Israel Chemicals Limited	3,160,135	1,374,377
Japan — 4.70%
747,500	KDDI Corporation	16,690,171	19,818,222
40,300	Fanuc Corporation	5,930,454	8,190,146
145,800	Hoya Corporation	3,549,754	6,963,348
288,100	NTT DoCoMo, Inc.	6,846,240	6,946,964
163,900	Sompo Holdings, Inc.	3,797,086	6,184,018

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 37.86% (continued)
Japan — 4.70% (continued)
370,200	Astellas Pharma, Inc.	$3,588,164	$4,875,116
137,600	Mitsubishi Estate Company Limited	2,528,292	2,629,181
61,000	Weathernews, Inc.	1,894,879	2,046,558
213,500	Dexerials Corporation	2,060,879	1,919,058
19,600	Komatsu Limited	427,395	522,549
		47,313,314	60,095,160
Mexico — 0.40%
270,387	Fresnillo PLC	4,330,289	5,084,977
Netherlands — 0.61%
38,897	HAL Trust	4,970,303	7,815,237
New Zealand — 0.34%
1,633,505	SKY Network Television Limited	5,639,823	4,329,239
Norway — 0.70%
993,802	Orkla ASA	7,859,231	8,999,314
Russia — 0.26%
687,492	Gazprom PJSC, ADR	5,077,143	3,265,587
Singapore — 0.94%
10,157,800	Frasers Commercial Trust, REIT	10,283,731	9,742,298
8,325,700	Overseas Education Limited	5,229,085	2,264,443
		15,512,816	12,006,741
South Korea — 1.06%
92,670	KT&G Corporation	7,234,634	8,266,108
173,977	Kia Motors Corporation	5,464,673	5,328,323
		12,699,307	13,594,431
Sweden — 0.75%
210,953	Investor AB, Class 'A'	6,088,519	9,550,558
Switzerland — 2.09%
331,534	Nestlé SA	23,534,357	25,539,780
13,550	Cie Financiere Richemont SA	829,192	1,132,344
		24,363,549	26,672,124
Thailand — 0.58%
1,213,600	Bangkok Bank PCL, NVDR	6,660,395	6,297,809
1,762,000	Thai Beverage PCL	512,015	1,166,553
		7,172,410	7,464,362

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 37.86% (continued)
United Kingdom — 4.14%
812,871	GlaxoSmithKline PLC	$19,711,937	$16,318,863
276,043	Berkeley Group Holdings PLC	9,150,767	11,648,349
160,862	British American Tobacco PLC	8,720,206	10,865,366
238,505	Diageo PLC	6,336,014	6,939,697
782,467	esure Group PLC	2,527,920	2,482,954
17,879	Willis Towers Watson PLC	2,022,966	2,371,113
55,225	Victrex PLC	1,188,416	1,370,464
782,467	Gocompare.Com Group PLC (a)	730,826	932,375
		50,389,052	52,929,181
Total International Common Stocks		460,721,983	484,128,412
U.S. Common Stocks — 15.71%
Consumer Discretionary — 1.38%
110,671	Omnicom Group, Inc.	8,570,324	9,088,303
66,810	Tiffany & Company	4,027,583	6,123,136
100,083	H&R Block, Inc.	2,262,066	2,481,058
		14,859,973	17,692,497
Consumer Staples — 0.26%
46,656	Colgate-Palmolive Company	2,612,501	3,361,098
Energy — 1.59%
160,343	ConocoPhillips	9,383,652	7,682,033
181,871	National Oilwell Varco, Inc.	9,640,821	6,360,029
356,080	San Juan Basin Royalty Trust	6,002,453	2,521,046
25,373	Phillips 66	1,996,685	2,018,676
21,100	Exxon Mobil Corporation	1,711,494	1,722,815
		28,735,105	20,304,599
Financials — 3.47%
581,528	Weyerhaeuser Company, REIT	15,194,856	19,696,353
243,499	BB&T Corporation	9,385,383	10,514,287
119,394	Synchrony Financial	3,440,767	3,319,153
40,067	American Express Company	2,239,196	3,175,310
43,969	Cincinnati Financial Corporation	1,888,063	3,169,725
63,500	Bank of New York Mellon Corporation	2,315,020	2,988,310
29,088	U.S. Bancorp	1,166,481	1,491,633
		35,629,766	44,354,771

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 15.71% (continued)
Health Care — 0.68%
48,573	Anthem, Inc.	$6,294,588	$8,640,651
Industrials — 2.76%
109,299	Deere & Company	8,844,559	12,198,861
47,526	3M Company	5,932,657	9,307,017
72,028	Union Pacific Corporation	5,901,724	8,064,255
111,960	Flowserve Corporation	4,484,064	5,695,405
		25,163,004	35,265,538
Information Technology — 4.59%
336,175	Microsoft Corporation	10,783,452	23,014,540
219,609	Xilinx, Inc.	9,018,972	13,859,524
255,663	Oracle Corporation	10,774,428	11,494,608
70,601	Texas Instruments, Inc.	3,327,464	5,590,187
23,240	Automatic Data Processing, Inc.	1,181,513	2,428,348
29,648	Analog Devices, Inc.	2,459,301	2,259,178
		37,545,130	58,646,385
Materials — 0.48%
27,686	Praxair, Inc.	2,859,576	3,460,196
38,328	Royal Gold, Inc.	1,879,386	2,709,023
		4,738,962	6,169,219
Utilities — 0.50%
127,584	UGI Corporation	4,234,335	6,399,614
Total U.S. Common Stocks		159,813,364	200,834,372
Total Common Stocks		620,535,347	684,962,784
U.S. Preferred Stocks — 0.14%
Financials — 0.14%
67,936	MetLife, Inc., Series 'A'	1,637,203	1,695,004
4,712	General American Investors Company, Inc., Series 'B'	122,920	125,339
Total U.S. Preferred Stocks		1,760,123	1,820,343
Closed-End Mutual Fund — 0.10%
United Kingdom — 0.10%
36,961	Caledonia Investments PLC	1,273,115	1,321,263

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Investment Company — 0.00*%
27,724	State Street Institutional U.S. Government Money Market Fund, Premier Class	$27,724	$27,724
Ounces
Commodity — 2.57%
25,860	Gold bullion (a)	31,723,796	32,805,461
Principal
Bonds — 31.2%
U.S. Corporate Bonds — 22.70%
$9,392,000	ACCO Brands Corporation 5.25% due 12/15/24 (b)	9,392,000	9,673,760
2,281,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,316,303	2,343,728
4,392,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	4,451,529	4,523,760
1,076,000	Aramark Services, Inc. 4.75% due 06/01/26	1,076,000	1,097,520
1,343,000	Aramark Services, Inc. 5.00% due 04/01/25 (b)	1,343,000	1,403,435
5,970,000	Aramark Services, Inc. 5.125% due 01/15/24	6,128,934	6,298,350
14,718,000	Bi-Lo LLC 9.25% due 02/15/19 (b)	14,520,365	12,878,250
2,941,000	Centene Corporation 4.75% due 01/15/25	2,941,000	2,988,791
6,624,000	CenturyLink, Inc. Series 'W' 6.75% due 12/01/23	6,706,731	7,095,960
2,306,000	Charter Communications Operating LLC 4.464% due 07/23/22	2,421,195	2,449,027
3,845,000	Charter Communications Operating LLC 4.908% due 07/23/25	4,103,029	4,120,863
13,847,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (b)	13,711,451	14,123,940
8,817,000	Cloud Peak Energy Resources LLC 12.00% due 11/01/21	7,638,901	9,423,169
3,225,000	CNH Industrial Capital LLC 3.875% due 10/15/21	3,208,717	3,245,156

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 22.70% (continued)
$2,859,000	DCP Midstream Operating L.P. 4.75% due 09/30/21 (b)	$2,220,357	$2,923,328
8,902,000	DCP Midstream Operating L.P. 5.35% due 03/15/20 (b)	8,448,072	9,291,462
1,545,000	DCP Midstream Operating L.P. 6.45% due 11/03/36 (b)	1,215,436	1,657,013
1,610,000	Dell International LLC 3.48% due 06/01/19 (b)	1,618,149	1,646,705
4,220,000	Dell International LLC 4.42% due 06/15/21 (b)	4,289,304	4,430,156
5,103,000	Dell International LLC 6.02% due 06/15/26 (b)	5,119,444	5,604,773
6,633,000	Dollar Tree, Inc. 5.75% due 03/01/23	6,838,340	7,037,613
13,351,000	Frontier Communications Corporation 8.875% due 09/15/20	13,357,595	14,093,583
13,340,000	GameStop Corporation 5.50% due 10/01/19 (b)	13,305,000	13,673,500
1,000,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (b)	998,834	1,025,000
1,938,000	HCA, Inc. 3.75% due 03/15/19	1,983,911	1,979,183
10,250,000	Huntington Ingalls Industries, Inc. 5.00% due 12/15/21 (b)	10,548,299	10,615,156
600,000	KFC Holding Company 5.00% due 06/01/24 (b)	618,704	619,500
10,530,000	KLX, Inc. 5.875% due 12/01/22 (b)	10,486,593	11,069,662
4,015,000	Lamb Weston Holdings, Inc. 4.625% due 11/01/24 (b)	4,045,220	4,145,488
803,000	Lamb Weston Holdings, Inc. 4.875% due 11/01/26 (b)	803,000	828,094
2,309,000	LifePoint Health, Inc. 5.375% due 05/01/24 (b)	2,314,003	2,332,090
3,390,000	LifePoint Health, Inc. 5.875% due 12/01/23	3,465,633	3,500,175
2,623,000	Parker Drilling Company 6.75% due 07/15/22	2,340,685	2,314,798
8,542,000	Plantronics, Inc. 5.50% due 05/31/23 (b)	8,545,469	8,691,485
First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 22.70% (continued)
$1,768,000	Post Holdings, Inc. 5.00% due 08/15/26 (b)	$1,711,751	$1,759,160
3,066,000	Post Holdings, Inc. 5.50% due 03/01/25 (b)	3,066,000	3,203,970
6,321,000	Quintiles IMS, Inc. 4.875% due 05/15/23 (b)	6,373,093	6,494,827
1,520,000	Spectrum Brands, Inc. 5.75% due 07/15/25	1,520,000	1,629,303
13,774,000	Sprint Capital Corporation 6.90% due 05/01/19	11,345,789	14,720,962
2,040,000	Symantec Corporation 3.95% due 06/15/22	2,030,170	2,079,188
4,616,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (b)	4,628,957	4,916,040
3,219,000	Tesoro Corporation 4.75% due 12/15/23 (b)	3,219,000	3,371,903
1,609,000	Tesoro Corporation 5.125% due 12/15/26 (b)	1,609,000	1,713,585
3,493,000	The EW Scripps Company 5.125% due 05/15/25 (b)	3,536,603	3,584,691
2,710,000	Veritas US, Inc. 7.50% due 02/01/23 (b)	2,548,724	2,859,050
5,035,000	Vista Outdoor, Inc. 5.875% due 10/01/23	5,044,502	5,009,825
10,940,000	Vulcan Materials Company 4.50% due 04/01/25	11,196,110	11,545,277
6,773,000	Wachovia Capital Trust III 5.57% due 05/30/17 (c)(d)	6,715,524	6,798,399
4,695,000	WESCO Distribution, Inc. 5.375% due 12/15/21	4,801,022	4,824,112
2,693,000	WESCO Distribution, Inc. 5.375% due 06/15/24	2,696,523	2,767,058
6,868,000	Western Digital Corporation 7.375% due 04/01/23 (b)	6,978,088	7,520,460
4,356,000	Western Digital Corporation 10.50% due 04/01/24	4,368,344	5,129,190
10,254,000	Zebra Technologies Corporation 7.25% due 10/15/22	10,894,661	11,087,137
Total U.S. Corporate Bonds		276,805,064	290,158,610

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Bonds — 8.50%
International Corporate Bonds — 7.31%
Australia — 1.34%
2,795,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (b)	$2,692,831	$2,878,850
13,933,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (b)	14,115,798	14,298,741
		16,808,629	17,177,591
Bermuda — 1.12%
891,000 USD	Aircastle Limited 4.625% due 12/15/18	891,000	923,299
4,919,000 USD	Aircastle Limited 5.50% due 02/15/22	5,028,373	5,326,785
4,859,000 USD	Aircastle Limited 6.25% due 12/01/19	5,041,965	5,269,585
2,525,000 USD	Aircastle Limited 7.625% due 04/15/20	2,628,501	2,836,080
		13,589,839	14,355,749
Canada — 2.12%
6,476,000 USD	New Gold, Inc. 6.25% due 11/15/22 (b)	6,061,167	6,605,520
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (b)	503,298	506,563
7,627,000 USD	Open Text Corporation 5.625% due 01/15/23 (b)	7,629,091	7,989,282
6,981,000 USD	Open Text Corporation 5.875% due 06/01/26 (b)	7,066,195	7,452,218
4,283,000 USD	Precision Drilling Corporation 7.75% due 12/15/23 (b)	4,283,000	4,539,980
		25,542,751	27,093,563
France — 1.41%
6,881,820 USD	Rexel SA 5.25% due 06/15/20 (b)	6,922,282	7,053,866
10,468,000 USD	SFR Group SA 6.00% due 05/15/22 (b)	10,489,795	10,912,890
		17,412,077	17,966,756
Germany — 0.27%
3,455,216 USD	IHO Verwaltungs GmbH 4.50% due 09/15/23 (b)(e)	3,431,870	3,450,897

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Corporate Bonds — 7.31% (continued)
Netherlands — 0.41%
4,847,000 USD	NXP BV 4.625% due 06/01/23 (b)	$4,896,250	$5,216,584
United Kingdom — 0.64%
1,645,000 USD	Inmarsat Finance PLC 4.875% due 05/15/22 (b)	1,648,926	1,661,450
1,575,000 USD	Inmarsat Finance PLC 6.50% due 10/01/24 (b)	1,620,916	1,665,563
2,517,000 USD	Jaguar Land Rover Automotive PLC 4.125% due 12/15/18 (b)	2,571,287	2,573,632
2,210,000 USD	Jaguar Land Rover Automotive PLC 5.625% due 02/01/23 (b)	2,199,986	2,309,450
		8,041,115	8,210,095
Total International Corporate Bonds		89,722,531	93,471,235
International Government Bonds — 1.19%
Mexico — 0.95%
129,730,000 MXN	Mexican Bonos 4.75% due 06/14/18	8,503,690	6,750,970
103,280,000 MXN	Mexican Bonos 6.50% due 06/10/21	5,725,657	5,378,444
		14,229,347	12,129,414
Poland — 0.15%
7,185,000 PLN	Republic of Poland Government Bond 3.25% due 07/25/19	1,853,317	1,897,935
Singapore — 0.09%
1,568,000 SGD	Singapore Government Bond 3.25% due 09/01/20	1,224,656	1,189,958
Total International Government Bonds		17,307,320	15,217,307
Total International Bonds		107,029,851	108,688,542
Total Bonds		383,834,915	398,847,152
Bank Loans — 1.83%
United States — 1.83%
6,778,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20	6,701,618	5,942,069
6,862,989 USD	Libbey Glass, Inc., Term Loan B 3.99% due 04/09/21	6,861,655	6,554,155

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
Bank Loans — 1.83% (continued)
United States — 1.83% (continued)
6,112,305 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.29% due 08/05/19	$6,101,202	$5,974,778
6,018,381 USD	Osum Productions Corporation, Term Loan B 6.50% due 07/31/20	5,930,644	4,935,072
Total Bank Loans		25,595,119	23,406,074
U.S. Treasury Bills — 2.34%
$15,000,000	U.S. Treasury Bill 0.917% due 10/05/17	14,941,125	14,940,795
15,000,000	U.S. Treasury Bill 0.917% due 10/19/17	14,935,875	14,932,845
Total U.S. Treasury Bills		29,877,000	29,873,640
Commercial Paper — 7.73%
International Commercial Paper — 2.41%
Italy — 0.97%
12,409,000 USD	Eni S.p.A. 1.13% due 05/01/17	12,409,000	12,407,930
Japan — 1.44%
18,397,000 USD	Hitachi Limited 1.11% due 05/01/17	18,397,000	18,395,306
Total International Commercial Paper		30,806,000	30,803,236
U.S. Commercial Paper — 5.32%
$27,596,000	Kroger Company 1.10% due 05/01/17	27,596,000	27,593,459
40,382,000	Sysco Corporation 1.13% due 05/01/17	40,382,000	40,378,281
Total U.S. Commercial Paper		67,978,000	67,971,740
Total Commercial Paper		98,784,000	98,774,976
Total Investments — 99.48% (Cost: $1,193,411,139)			1,271,839,417
Other Assets in Excess of Liabilities — 0.52%			6,655,464
Net Assets — 100.00%			$1,278,494,881

*  Less than 0.01%

(a)  Non-income producing security/commodity.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

(b)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)  Security has no maturity date. The date shown represents the next call date.

(d)  Floating rate security. Rate shown is the rate in effect at April 30, 2017.

(e)  Security has the ability to pay in kind ("PIK") or pay income in cash. When applicable, separate rates of such payments are disclosed.

At April 30, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$135,219,954
Gross unrealized depreciation	(56,791,676)
Net unrealized appreciation	$78,428,278

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

AG  — Aktien Gesellschaft

A/S  — Aktieselskab

ASA  — Norwegian Public Limited Company

NVDR  — Non-Voting Depository Receipt

PCL  — Public Company Limited

PJSC  — Public Joint Stock Company

PLC  — Public Limited Company

REIT  — Real Estate Investment Trust

SA  — Société Anonyme

SE  — Societas Europaea

S.p.A.  — Società per Azioni

Currencies

MXN  — Mexican Peso

PLN  — Polish Zloty

SGD  — Singapore Dollar

USD  — United States Dollar

Foreign Currency Exchange Contracts — Sales

Settlement Dates Through	Foreign Currency To be Delivered		U.S. $ To be Received	U.S. $ Value At April 30, 2017	Unrealized Appreciation At April 30, 2017	Unrealized Depreciation At April 30, 2017
05/17/17	3,392,000	Euro	$3,624,759	$3,697,391	$—	$(72,632)
06/21/17	5,938,000	Euro	6,300,307	6,484,206	—	(183,899)
07/19/17	3,239,000	Euro	3,483,480	3,542,177	—	(58,697)
08/16/17	3,021,000	Euro	3,217,305	3,308,632	—	(91,327)
09/13/17	3,502,000	Euro	3,740,984	3,841,257	—	(100,273)
05/17/17	3,112,000	British Pound	3,787,242	4,032,215	—	(244,973)
06/21/17	571,000	British Pound	714,366	740,590	—	(26,224)
05/17/17	258,023,000	Japanese Yen	2,305,032	2,315,907	—	(10,875)
07/19/17	264,874,000	Japanese Yen	2,360,405	2,383,679	—	(23,274)
08/16/17	124,148,000	Japanese Yen	1,138,638	1,118,699	19,939	—
			$30,672,518	$31,464,753	$19,939	$(812,174)

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Common Stocks
Consumer Discretionary	3.51%
Consumer Staples	7.27
Energy	1.76
Financials	7.63
Health Care	3.34
Industrials	6.39
Information Technology	0.43
Materials	5.06
Telecommunication Services	2.47
Total International Common Stocks	37.86
U.S. Common Stocks
Consumer Discretionary	1.38
Consumer Staples	0.26
Energy	1.59
Financials	3.47
Health Care	0.68
Industrials	2.76
Information Technology	4.59
Materials	0.48
Utilities	0.50
Total U.S. Common Stocks	15.71
U.S. Preferred Stocks
Financials	0.14
Total U.S. Preferred Stocks	0.14
Closed-End Mutual Fund	0.10
Investment Company	0.00	*
Commodity	2.57
U.S. Corporate Bonds
Consumer Discretionary	3.49
Consumer Staples	2.47
Energy	3.51
Financials	0.61
Health Care	0.84
Industrials	4.70
Information Technology	3.15
Telecommunication Services	3.93
Total U.S. Corporate Bonds	22.70

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
International Corporate Bonds
Consumer Discretionary	0.65%
Energy	0.36
Financials	1.34
Industrials	0.55
Information Technology	1.61
Materials	1.68
Telecommunication Services	1.12
Total International Corporate Bonds	7.31
International Government Bonds
Government Issues	1.19
Total International Government Bonds	1.19
Bank Loans	1.83
U.S. Treasury Bills	2.34
Commercial Paper
International Commercial Paper	2.41
U.S. Commercial Paper	5.32
Total Commercial Paper	7.73
Total Investments	99.48%

*Less than 0.01%

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund

Fund Overview

Data as of April 30, 2017 (unaudited)

Investment Objective

First Eagle High Yield Fund seeks to provide investors with a high level of current income. To pursue this objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade instruments.

Average Annual Returns^ (%)		One-Year	Five-Years	Since Inception (11/19/07)
First Eagle High Yield Fund	Class I	13.07	5.11	8.90
Bloomberg Barclays U.S. Corporate High Yield Bond Index		13.30	6.84	8.21

Asset Allocation* (%)

Countries** (%)

United States	70.67
Canada	5.82
United Kingdom	3.90
Australia	2.38
Netherlands	2.29
France	1.76
Bermuda	1.29
Mexico	0.56
Germany	0.30
Ireland	0.25

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short-term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. Performance information is for Class I Shares and assumes all distributions have been reinvested and if a sales charge was included values would be lower.

The Bloomberg Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

Top 10 Holdings* (%)

EnQuest PLC (Oil Company-Exploration & Production)	1.93
Bi-Lo LLC, Senior Unsecured (Food-Retail)	1.80
Caelus Energy Alaska O3 LLC Second Lien Term Loan (Oil Company-Exploration & Production)	1.75
Open Text Corporation (Enterprise Software)	1.65
Antero Resources Corporation (Oil Company-Exploration & Production)	1.63
HCA, Inc. (Medical-Hospitals)	1.61
Bi-Lo LLC, Senior Unsecured (Food-Retail)	1.61
Cloud Peak Energy Resources LLC (Coal)	1.57
Nufarm Australia Limited (Agricultural Chemicals)	1.55
Sprint Communications, Inc. (Wireless Telecommunication Services)	1.50
Total	16.60

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stock — 0.01%
Industrials — 0.01%
119,580	Rex Energy Corporation (a)(b)(c)	$596,639	$40,717
Principal
Bonds — 78.85%
U.S. Corporate Bonds — 60.63%
$4,362,000	ACCO Brands Corporation 5.25% due 12/15/24 (d)	4,362,000	4,492,860
1,885,000	AdvancePierre Foods Holdings, Inc. 5.50% due 12/15/24 (d)	1,885,000	2,101,775
188,000	AECOM 5.125% due 03/15/27 (d)	188,000	188,216
4,358,000	Alliance One International, Inc. 9.875% due 07/15/21	3,833,849	3,763,133
2,909,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,909,000	2,988,997
3,278,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	3,301,271	3,376,340
6,161,000	AMN Healthcare, Inc. 5.125% due 10/01/24 (d)	6,193,557	6,222,610
942,000	Antero Resources Corporation 5.00% due 03/01/25 (d)	942,000	930,225
2,259,000	Antero Resources Corporation 5.375% due 11/01/21	2,271,443	2,332,418
8,582,000	Antero Resources Corporation 5.625% due 06/01/23	8,586,235	8,828,732
1,556,000	Aramark Services, Inc. 4.75% due 06/01/26	1,569,821	1,587,120
584,000	Aramark Services, Inc. 5.00% due 04/01/25 (d)	584,000	610,280
3,003,000	Aramark Services, Inc. 5.125% due 01/15/24	3,082,590	3,168,165
5,156,000	Ashtead Capital, Inc. 6.50% due 07/15/22 (d)	5,332,972	5,355,795
2,814,000	B&G Foods, Inc. 5.25% due 04/01/25	2,814,000	2,880,917
11,088,000	Bi-Lo LLC 9.25% due 02/15/19 (d)	11,088,000	9,702,000

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 60.63% (continued)
$17,017,422	Bi-Lo LLC 9.375% due 09/15/18 (d)(e)	$15,992,839	$8,678,895
3,271,000	Centene Corporation 4.75% due 05/15/22	3,321,953	3,393,662
4,123,000	Centene Corporation 5.625% due 02/15/21	4,230,745	4,334,304
3,984,000	CenturyLink, Inc. Series 'S' 6.45% due 06/15/21	4,092,268	4,302,720
4,968,000	CenturyLink, Inc. Series 'W' 6.75% due 12/01/23	5,010,081	5,321,970
465,000	Charter Communications Operating LLC 4.908% due 07/23/25	465,000	498,362
6,175,000	Chemtura Corporation 5.75% due 07/15/21	6,193,260	6,384,950
6,799,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (d)	6,726,821	6,934,980
7,953,000	Cloud Peak Energy Resources LLC 12.00% due 11/01/21	6,735,345	8,499,769
1,559,000	CNH Industrial Capital LLC 3.875% due 10/15/21	1,551,129	1,568,744
3,692,000	Crown Americas LLC 4.50% due 01/15/23	3,775,899	3,811,990
4,372,000	DaVita, Inc. 5.00% due 05/01/25	4,387,232	4,404,790
6,386,000	DCP Midstream Operating L.P. 4.75% due 09/30/21 (d)	4,758,142	6,529,685
835,000	Dell International LLC 3.48% due 06/01/19 (d)	839,227	854,036
3,670,000	Dell International LLC 4.42% due 06/15/21 (d)	3,768,818	3,852,766
2,787,000	Dell International LLC 6.02% due 06/15/26 (d)	2,795,140	3,061,043
4,740,000	Dell International LLC 7.125% due 06/15/24 (d)	4,901,679	5,239,297
4,533,000	Dollar Tree, Inc. 5.75% due 03/01/23	4,744,689	4,809,513
2,626,000	Envision Healthcare Corporation 6.25% due 12/01/24 (d)	2,626,000	2,763,865
3,790,000	Fresenius Medical Care US Finance II, Inc. 5.625% due 07/31/19 (d)	4,082,439	4,045,825

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 60.63% (continued)
$1,036,000	Fresenius Medical Care US Finance II, Inc. 6.50% due 09/15/18 (d)	$1,102,190	$1,092,980
1,376,000	Fresenius Medical Care US Finance, Inc. 6.875% due 07/15/17	1,391,436	1,388,040
2,894,000	Frontier Communications Corporation 7.125% due 03/15/19	2,955,164	3,045,935
5,421,000	Frontier Communications Corporation 8.50% due 04/15/20	5,847,871	5,766,589
835,000	Frontier Communications Corporation 8.875% due 09/15/20	842,211	881,443
7,251,000	GameStop Corporation 5.50% due 10/01/19 (d)	7,239,066	7,432,275
200,000	GameStop Corporation 6.75% due 03/15/21 (d)	201,355	204,500
3,244,000	Genesis Energy L.P. 6.00% due 05/15/23	3,244,000	3,244,000
6,986,000	Global Partners L.P. 6.25% due 07/15/22	7,032,656	6,916,140
5,864,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (d)	5,872,311	6,010,600
8,500,000	HCA, Inc. 3.75% due 03/15/19	8,596,648	8,680,625
940,000	HCA, Inc. 4.50% due 02/15/27	940,000	948,921
3,349,000	Huntington Ingalls Industries, Inc. 5.00% due 12/15/21 (d)	3,473,595	3,468,308
2,000,000	International Lease Finance Corporation 8.875% due 09/01/17	2,047,617	2,047,670
5,567,000	Kemet Corporation 10.50% due 05/01/18	5,565,343	5,587,876
3,845,000	KFC Holding Company 5.00% due 06/01/24 (d)	3,951,584	3,969,962
600,000	KFC Holding Company 5.25% due 06/01/26 (d)	607,933	615,000
4,583,000	KLX, Inc. 5.875% due 12/01/22 (d)	4,585,362	4,817,879
471,000	Koppers, Inc. 6.00% due 02/15/25 (d)	471,000	493,373
1,939,000	Lamb Weston Holdings, Inc. 4.625% due 11/01/24 (d)	1,953,593	2,002,018

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 60.63% (continued)
$388,000	Lamb Weston Holdings, Inc. 4.875% due 11/01/26 (d)	$388,000	$400,125
5,080,000	LifePoint Health, Inc. 5.375% due 05/01/24 (d)	5,082,490	5,130,800
5,327,000	Magnachip Semiconductor Corporation 6.625% due 07/15/21	5,311,194	4,874,205
2,871,000	Men's Wearhouse, Inc. 7.00% due 07/01/22	2,441,339	2,497,770
470,000	MGIC Investment Corporation 5.75% due 08/15/23	470,000	504,075
233,000	MPT Operating Partnership L.P. 5.25% due 08/01/26	233,000	238,825
2,581,000	MPT Operating Partnership L.P. 6.375% due 02/15/22	2,655,538	2,668,109
5,736,000	NGL Energy Partners L.P. 7.50% due 11/01/23 (d)	5,736,000	5,736,000
3,754,000	Park-Ohio Industries, Inc. 6.625% due 04/15/27 (d)	3,754,000	3,847,850
3,732,000	Parker Drilling Company 6.75% due 07/15/22	3,779,557	3,293,490
134,000	Parker Drilling Company 7.50% due 08/01/20	134,000	124,620
3,674,000	Plantronics, Inc. 5.50% due 05/31/23 (d)	3,682,182	3,738,295
1,000,000	Post Holdings, Inc. 5.00% due 08/15/26 (d)	968,185	995,000
1,380,000	Post Holdings, Inc. 5.50% due 03/01/25 (d)	1,380,000	1,442,100
2,467,000	Quintiles IMS, Inc. 4.875% due 05/15/23 (d)	2,503,004	2,534,842
800,000	Quintiles IMS, Inc. 5.00% due 10/15/26 (d)	800,000	816,000
5,386,000	Radio Systems Corporation 8.375% due 11/01/19 (d)	5,411,940	5,594,707
5,130,000	Shea Homes L.P. 5.875% due 04/01/23 (d)	5,244,317	5,181,300
4,720,000	Silgan Holdings, Inc. 5.50% due 02/01/22	4,702,628	4,885,200
3,968,000	Spectrum Brands, Inc. 5.75% due 07/15/25	4,030,753	4,253,339

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 60.63% (continued)
$6,349,000	Sprint Capital Corporation 6.90% due 05/01/19	$5,236,784	$6,785,494
7,500,000	Sprint Communications, Inc. 7.00% due 08/15/20	7,690,828	8,118,750
918,000	Symantec Corporation 3.95% due 06/15/22	913,576	935,635
3,228,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (d)	3,237,054	3,437,820
235,000	Tennant Company 5.625% due 05/01/25 (d)	235,000	244,106
1,494,000	Tesoro Corporation 4.75% due 12/15/23 (d)	1,494,000	1,564,965
747,000	Tesoro Corporation 5.125% due 12/15/26 (d)	747,000	795,555
1,489,000	The EW Scripps Company 5.125% due 05/15/25 (d)	1,507,590	1,528,086
2,914,000	Time, Inc. 5.75% due 04/15/22 (d)	2,914,000	2,972,280
3,285,000	Ultra Resources, Inc. 7.125% due 04/15/25 (d)	3,254,742	3,254,220
233,000	Valvoline, Inc. 5.50% due 07/15/24 (d)	233,000	246,398
1,275,000	Veritas US, Inc. 7.50% due 02/01/23 (d)	1,199,123	1,345,125
2,139,000	Vista Outdoor, Inc. 5.875% due 10/01/23	2,139,000	2,128,305
2,073,000	Wachovia Capital Trust III 5.57% due 05/30/17 (f)(g)	2,070,424	2,080,774
4,523,000	WESCO Distribution, Inc. 5.375% due 12/15/21	4,646,236	4,647,382
1,377,000	WESCO Distribution, Inc. 5.375% due 06/15/24	1,378,795	1,414,868
3,386,000	Western Digital Corporation 7.375% due 04/01/23 (d)	3,440,244	3,707,670
2,142,000	Western Digital Corporation 10.50% due 04/01/24	2,148,076	2,522,205
4,269,000	Zebra Technologies Corporation 7.25% due 10/15/22	4,526,654	4,615,856
Total U.S. Corporate Bonds		325,583,632	327,537,029

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Bonds — 18.22%
International Corporate Bonds — 17.66%
Australia — 2.33%
4,114,000	Ausdrill Finance PTY Limited USD6.875% due 11/01/19 (d)	$3,752,286	$4,237,420
8,149,000	Nufarm Australia Limited USD6.375% due 10/15/19 (d)	8,234,306	8,362,911
		11,986,592	12,600,331
Bermuda — 1.27%
1,707,000	Aircastle Limited USD4.625% due 12/15/18	1,707,000	1,768,879
4,515,000	Aircastle Limited USD7.625% due 04/15/20	4,613,367	5,071,248
		6,320,367	6,840,127
Canada — 5.72%
1,876,000	Clearwater Seafoods, Inc. USD6.875% due 05/01/25 (d)	1,876,000	1,941,660
8,240,000	Jupiter Resources, Inc. USD8.50% due 10/01/22 (d)	7,980,829	6,715,600
5,338,000	New Gold, Inc. USD6.25% due 11/15/22 (d)	5,260,873	5,444,760
1,974,000	New Gold, Inc. USD7.00% due 04/15/20 (d)	1,980,744	1,999,909
8,500,000	Open Text Corporation USD5.625% due 01/15/23 (d)	8,547,715	8,903,750
2,546,000	Open Text Corporation USD5.875% due 06/01/26 (d)	2,561,744	2,717,855
2,068,000	Precision Drilling Corporation USD7.75% due 12/15/23 (d)	2,068,000	2,192,080
942,000	Ritchie Bros Auctioneers, Inc. USD5.375% due 01/15/25 (d)	942,000	972,615
		31,217,905	30,888,229
France — 1.73%
3,234,000	Rexel SA USD5.25% due 06/15/20 (d)	3,222,059	3,314,850
5,769,000	SFR Group SA USD6.00% due 05/15/22 (d)	5,803,973	6,014,182
		9,026,032	9,329,032

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Corporate Bonds — 17.66% (continued)
Germany — 0.30%
1,609,174	IHO Verwaltungs GmbH USD4.50% due 09/15/23 (d)(e)	$1,606,559	$1,607,162
Ireland — 0.24%
1,000,000	Ardagh Packaging Finance PLC USD4.289% due 05/15/21 (d)(g)	995,885	1,021,250
300,000	Ardagh Packaging Finance PLC USD4.625% due 05/15/23 (d)	300,000	306,375
		1,295,885	1,327,625
Netherlands — 2.24%
1,880,000	CNH Industrial NV USD4.50% due 08/15/23	1,880,000	1,924,161
4,513,000	NXP BV USD4.625% due 06/01/23 (d)	4,560,868	4,857,116
5,033,000	VTR Finance BV USD6.875% due 01/15/24 (d)	5,105,045	5,347,563
		11,545,913	12,128,840
United Kingdom — 3.83%
13,029,602	EnQuest PLC USD7.00% due 10/15/23 (d)(e)(h)	10,259,593	10,423,682
3,593,000	Inmarsat Finance PLC USD4.875% due 05/15/22 (d)	3,470,589	3,628,930
948,000	Inmarsat Finance PLC USD6.50% due 10/01/24 (d)	948,000	1,002,510
790,000	Jaguar Land Rover Automotive PLC USD5.625% due 02/01/23 (d)	790,000	825,550
4,685,000	Virgin Media Secured Finance PLC USD5.50% due 01/15/25 (d)	4,689,936	4,807,981
		20,158,118	20,688,653
Total International Corporate Bonds		93,157,371	95,409,999
International Government Bond — 0.56%
Mexico — 0.56%
57,560,000	Mexican Bonos MXN4.75% due 06/14/18	2,855,888	2,995,343
Total International Bonds		96,013,259	98,405,342
Total Bonds		421,596,891	425,942,371

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
Bank Loans — 8.74%
United States — 8.74%
3,764,000	BJ's Wholesale Club, Inc., Second Lien USDTerm Loan 8.50% due 01/27/25	$3,727,104	$3,769,495
5,952,788	Cactus Wellhead LLC, USDTranche B Term Loan 7.15% due 07/31/20	4,918,362	5,655,149
10,782,000	Caelus Energy Alaska O3 LLC, USDSecond Lien Term Loan 8.75% due 04/15/20	10,625,727	9,452,256
3,815,188	CBAC Borrower LLC, Term Loan B USD8.25% due 07/02/20	3,864,203	3,819,957
457,770	Columbus McKinnon Corporation, USDTerm Loan B 4.15% due 01/20/24	455,550	460,919
3,964,579	OSG Bulk Ships, Inc., Exit Term Loan USD5.29% due 08/05/19	3,955,608	3,875,376
6,244,718	Osum Productions Corporation, USDTerm Loan B 6.50% due 07/31/20	6,153,663	5,120,669
11,723,817	Payless, Inc., First Lien Term Loan USD5.04% due 03/11/21	10,733,133	5,879,494
1,202,000	Payless, Inc., Second Lien Term Loan USD8.54% due 03/11/22	1,193,713	96,160
10,467,379	True Religion Apparel, Inc., USDFirst Lien Term Loan 6.02% due 07/30/19	10,226,970	2,228,086
5,500,184	Water Pik Technologies, Inc., USDFirst Lien Term Loan 5.90% due 07/09/20	5,444,220	5,502,495
1,332,324	Water Pik Technologies, Inc., USDSecond Lien Term Loan 9.90% due 01/09/21	1,338,601	1,333,989
Total Bank Loans		62,636,854	47,194,045
Commercial Paper — 10.58%
International Commercial Paper — 3.30%
Italy — 1.33%
7,180,000	Eni S.p.A. USD1.13% due 05/01/17	7,180,000	7,179,381

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 3.30% (continued)
Japan — 1.97%
10,645,000	Hitachi Limited USD1.11% due 05/01/17	$10,645,000	$10,644,020
Total International Commercial Paper		17,825,000	17,823,401
U.S. Commercial Paper — 7.28%
$15,968,000	Kroger Company 1.10% due 05/01/17	15,968,000	15,966,530
23,366,000	Sysco Corporation 1.13% due 05/01/17	23,366,000	23,363,848
Total U.S. Commercial Paper		39,334,000	39,330,378
Total Commercial Paper		57,159,000	57,153,779
Shares
Investment Company — 0.00*%
16,477	State Street Institutional U.S. Government Money Market Fund, Premier Class	16,477	16,477
Total Investments — 98.18% (Cost: $542,005,861)			530,347,389
Other Assets in Excess of Liabilities — 1.82%			9,839,467
Net Assets — 100.00%			$540,186,856

*  Less than 0.01%

(a)  Non-income producing security/commodity.

(b)  Represents a security that is subject to legal or contractual restrictions on resale. At April 30, 2017, the value of this security amounted to $40,717 or 0.01% of net assets.

(c)  Security is valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $40,717 or 0.01% of net assets.

(d)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(e)  Security has the ability to pay in kind ("PIK") or pay income in cash. When applicable, separate rates of such payments are disclosed.

(f)  Security has no maturity date. The date shown represents the next call date.

(g)  Floating rate security. Rate shown is the rate in effect at April 30, 2017.

(h)  Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

At April 30, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$16,494,941
Gross unrealized depreciation	(28,153,413)
Net unrealized depreciation	$(11,658,472)

Abbreviations used in this schedule include:

PLC  — Public Limited Company

SA  — Société Anonyme

S.p.A.  — Società per Azioni

Currencies

MXN  — Mexican Peso

USD  — United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Rex Energy Corporation	03/31/16	$596,639	$0.34

Industry Diversification for Portfolio Holdings	Percent of Net Assets
U.S. Common Stock
Industrials	0.01%
Total U.S. Common Stock	0.01
U.S. Corporate Bonds
Consumer Discretionary	12.63
Consumer Staples	6.51
Energy	8.56
Financials	2.50
Health Care	6.71
Industrials	7.88
Information Technology	4.53
Materials	1.32
Telecommunication Services	8.93
Utilities	1.06
Total U.S. Corporate Bonds	60.63
International Corporate Bonds
Consumer Discretionary	0.45
Consumer Staples	0.36
Energy	3.58
Financials	2.05
Industrials	1.39
Information Technology	3.05
Materials	2.93

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
Telecommunication Services	3.85%
Total International Corporate Bonds	17.66
International Government Bond
Government Issues	0.56
Total International Government Bond	0.56
Bank Loans	8.74
Commercial Paper
International Commercial Paper	3.30
U.S. Commercial Paper	7.28
Total Commercial Paper	10.58
Investment Company	0.00 *
Total Investments	98.18%

*Less than 0.01%

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

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First Eagle Fund of America

Fund Overview

Data as of April 30, 2017 (unaudited)

Investment Objective

The First Eagle Fund of America is a non-diversified U.S. equity fund that seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities. The Fund has a unique event-driven bias that focuses on identifying companies poised to benefit from change that the market has not yet recognized.

Average Annual Returns (%)		One-Year	Five-Years	Ten-Years
First Eagle Fund of America	Class Y	13.71	10.08	7.05
S&P 500 Index		17.92	13.68	7.15

Asset Allocation* (%)

Sector/Industry** (%)

Materials	29.34
Industrials	13.68
Health Care	13.48
Information Technology	12.21
Consumer Discretionary	11.34
Consumer Staples	9.79
Energy	5.43
Financials	2.47

*  Asset Allocation and Sector/Industry percentages are based on total investments in the portfolio.

**Sector/Industry allocations exclude short-term investments and options positions.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Fund of America | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The Fund's average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

Top 10 Holdings* (%)

Packaging Corporation of America (Paper Packaging)	6.26
General Dynamics Corporation (Aerospace & Defense)	5.57
Martin Marietta Materials, Inc. (Construction Materials)	4.95
Halozyme Therapeutics, Inc. (Biotechnology)	4.46
Marathon Petroleum Corporation (Oil & Gas Refining & Marketing)	3.59
Wyndham Worldwide Corporation (Hotels, Resorts & Cruise Lines)	3.53
HP, Inc. (Technology Hardware, Storage & Peripherals)	3.32
Post Holdings, Inc. (Packaged Foods & Meats)	3.12
Visteon Corporation (Auto Parts & Equipment)	2.79
Albemarle Corporation (Specialty Chemicals)	2.63
Total	40.22

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 96.77%
U.S. Common Stocks — 89.48%
Consumer Discretionary — 9.36%
855,686	Wyndham Worldwide Corporation (a)	$26,550,894	$81,555,433
625,715	Visteon Corporation (a)(b)	42,133,606	64,417,359
2,424,700	La Quinta Holdings, Inc. (b)	32,514,059	34,212,517
357,250	Lowe's Companies, Inc. (a)	13,731,620	30,323,380
188,445	MGM Resorts International	5,790,189	5,787,146
		120,720,368	216,295,835
Consumer Staples — 9.69%
855,410	Post Holdings, Inc. (a)(b)	67,661,720	72,016,968
738,821	Tyson Foods, Inc., Class 'A' (a)	33,122,685	47,476,637
355,667	Casey's General Stores, Inc. (a)	41,978,425	39,859,601
1,724,780	Dean Foods Company (a)	34,653,536	34,047,157
348,245	TreeHouse Foods, Inc. (a)(b)	30,065,135	30,506,262
		207,481,501	223,906,625
Energy — 5.38%
1,629,777	Marathon Petroleum Corporation (a)	82,074,673	83,020,841
1,237,380	SemGroup Corporation, Class 'A' (a)	46,802,661	41,204,754
		128,877,334	124,225,595
Financials — 2.45%
1,581,707	Ally Financial, Inc.	35,006,862	31,317,799
188,445	S&P Global, Inc.	21,470,556	25,287,434
		56,477,418	56,605,233
Health Care — 13.24%
7,394,315	Halozyme Therapeutics, Inc. (a)(b)(c)	75,097,105	103,076,751
651,505	Eagle Pharmaceuticals, Inc. (a)(b)	36,246,133	59,019,838
990,899	Medicines Company (b)	36,711,158	48,871,139
3,108,915	Allscripts Healthcare Solutions, Inc. (b)	41,742,053	37,213,713
2,947,468	Innoviva, Inc. (b)	57,559,355	34,735,910
1,102,004	Intrexon Corporation (b)	27,093,806	22,965,763
		274,449,610	305,883,114
Industrials — 13.54%
663,990	General Dynamics Corporation (a)	89,164,679	128,674,622
1,259,726	Armstrong World Industries, Inc. (b)	52,217,906	58,892,191

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 89.48% (continued)
Industrials — 13.54% (continued)
958,880	KLX, Inc. (b)	$44,905,613	$45,355,024
1,313,205	Univar, Inc. (a)(b)	24,253,594	39,199,169
622,608	The Advisory Board Company (a)(b)	28,641,808	31,815,269
680,244	Pitney Bowes, Inc.	9,504,918	9,040,443
		248,688,518	312,976,718
Information Technology — 8.37%
4,071,110	HP, Inc. (a)	65,539,893	76,618,290
1,632,235	eBay, Inc. (a)(b)	41,298,825	54,532,971
696,565	Yahoo!, Inc. (a)(b)	26,083,339	33,581,399
443,500	Seagate Technology PLC (a)	15,319,847	18,684,655
316,002	Versum Materials, Inc.	6,905,039	10,118,384
		155,146,943	193,535,699
Materials — 27.45%
1,464,960	Packaging Corporation of America (a)	84,283,188	144,708,749
519,735	Martin Marietta Materials, Inc. (a)	77,996,639	114,440,449
557,515	Albemarle Corporation (a)	36,619,673	60,718,959
419,345	Air Products & Chemicals, Inc. (a)	55,797,250	58,917,972
1,773,553	Olin Corporation	38,404,002	56,984,258
1,006,976	International Paper Company (a)	53,011,939	54,346,495
1,006,760	Sealed Air Corporation (a)	23,503,455	44,317,575
2,006,348	Allegheny Technologies, Inc. (a)	35,461,540	36,816,486
496,620	WR Grace & Company	20,884,219	34,624,346
862,303	GCP Applied Technologies, Inc. (b)	15,503,761	28,369,769
		441,465,666	634,245,058
Total U.S. Common Stocks		1,633,307,358	2,067,673,877
International Common Stocks — 7.29%
Bermuda — 1.60%
1,179,312	Axalta Coating Systems Limited (b)	31,960,956	36,995,017
Canada — 2.49%
6,159,856	BlackBerry Limited (b)	43,978,126	57,533,055
Ireland — 1.98%
586,958	Adient PLC (a)	40,758,183	43,176,631
34,200	Perrigo Company PLC (a)	2,284,560	2,528,748
		43,042,743	45,705,379

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 7.29% (continued)
Singapore — 1.22%
1,831,945	Flex Limited (a)(b)	$23,918,549	$28,321,870
Total International Common Stocks		142,900,374	168,555,321
Total Common Stocks		1,776,207,732	2,236,229,198
Investment Company — 2.89%
66,854,069	State Street Institutional U.S. Government Money Market Fund, Premier Class	66,854,069	66,854,069

Contracts		Strike Price	Expiration Date
Call Option Purchased — 0.51%
4,800	Perrigo Company PLC	$50.00	January 2018	$11,904,000
Total Call Option Purchased (Cost: $14,639,175)				11,904,000
Total Investment Portfolio Excluding Options Written — 100.17% (Cost: $1,857,700,976)				$2,314,987,267
Covered Call Options Written — (1.17)%
1,019	Adient PLC	70.00	May 2017	(540,070)
165	Adient PLC	70.00	June 2017	(95,700)
510	Adient PLC	70.00	July 2017	(316,200)
1,137	Adient PLC	75.00	July 2017	(352,470)
1,507	Air Products & Chemicals, Inc.	140.00	June 2017	(437,030)
419	Air Products & Chemicals, Inc.	145.00	June 2017	(52,375)
352	Albemarle Corporation	97.50	June 2017	(429,440)
3,363	Albemarle Corporation	100.00	June 2017	(3,420,171)
338	Allegheny Technologies, Inc.	20.00	July 2017	(33,800)
30	Casey's General Stores, Inc.	130.00	May 2017	(1,350)
4,644	Dean Foods Company	20.00	May 2017	(243,810)
998	Eagle Pharmaceuticals, Inc.	75.00	June 2017	(1,661,670)
607	Eagle Pharmaceuticals, Inc.	80.00	June 2017	(773,318)
331	Eagle Pharmaceuticals, Inc.	90.00	June 2017	(208,530)
708	eBay, Inc.	33.00	June 2017	(84,252)

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Contracts		Strike Price	Expiration Date	Value (Note 1)
Covered Call Options Written — (1.17)% (continued)
1,471	Flex Limited	$14.00	May 2017	$(136,803)
2,101	Flex Limited	15.00	May 2017	(138,666)
494	General Dynamics Corporation	175.00	May 2017	(953,420)
499	General Dynamics Corporation	180.00	May 2017	(718,560)
947	General Dynamics Corporation	185.00	May 2017	(947,000)
200	General Dynamics Corporation	195.00	August 2017	(127,000)
9,608	Halozyme Therapeutics, Inc.	13.00	June 2017	(1,537,280)
3,000	Halozyme Therapeutics, Inc.	14.00	June 2017	(270,000)
2,016	HP, Inc.	17.00	May 2017	(376,992)
1,513	HP, Inc.	17.00	June 2017	(295,035)
4,028	HP, Inc.	18.00	May 2017	(382,660)
1,286	HP, Inc.	18.00	June 2017	(165,894)
5,443	HP, Inc.	19.00	June 2017	(381,010)
60	International Paper Company	50.00	May 2017	(25,860)
373	International Paper Company	50.00	July 2017	(163,187)
227	International Paper Company	52.50	July 2017	(55,615)
247	Lowe's Companies, Inc.	82.50	May 2017	(70,889)
591	Lowe's Companies, Inc.	85.00	June 2017	(152,478)
1,700	Marathon Petroleum Corporation	50.00	May 2017	(276,250)
44	Martin Marietta Materials, Inc.	220.00	May 2017	(31,812)
1,672	Packaging Corporation of America	92.50	July 2017	(1,237,280)
3,698	Packaging Corporation of America	95.00	July 2017	(2,218,800)
1,099	Packaging Corporation of America	100.00	October 2017	(538,510)
342	Perrigo Company PLC	70.00	August 2017	(254,790)
4,409	Post Holdings, Inc.	85.00	June 2017	(1,115,477)
296	Seagate Technology PLC	43.00	June 2017	(39,960)
503	Sealed Air Corporation	45.00	June 2017	(46,779)
503	Sealed Air Corporation	46.00	July 2017	(46,779)

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

Contracts		Strike Price	Expiration Date	Value (Note 1)
Covered Call Options Written — (1.17)% (continued)
1,070	SemGroup Corporation	$35.00	July 2017	$(123,050)
904	The Advisory Board Company	50.00	September 2017	(420,360)
404	TreeHouse Foods, Inc.	85.00	May 2017	(131,300)
1,043	TreeHouse Foods, Inc.	90.00	May 2017	(179,918)
739	Tyson Foods, Inc.	62.50	May 2017	(219,853)
2,214	Tyson Foods, Inc.	65.00	May 2017	(343,170)
369	Tyson Foods, Inc.	65.00	June 2017	(70,110)
739	Tyson Foods, Inc.	66.00	May 2017	(84,985)
1,281	Univar, Inc.	25.00	May 2017	(653,310)
62	Visteon Corporation	95.00	May 2017	(50,840)
124	Visteon Corporation	95.00	June 2017	(102,796)
21	Visteon Corporation	100.00	May 2017	(8,715)
123	Visteon Corporation	100.00	June 2017	(62,115)
1,407	Wyndham Worldwide Corporation	85.00	May 2017	(1,505,490)
1,407	Wyndham Worldwide Corporation	87.50	May 2017	(1,195,950)
856	Wyndham Worldwide Corporation	95.00	August 2017	(393,760)
856	Wyndham Worldwide Corporation	97.50	June 2017	(124,120)
68	Wyndham Worldwide Corporation	100.00	June 2017	(5,100)
487	Yahoo!, Inc.	47.00	May 2017	(83,277)
Total Covered Call Options Written (Premiums Received: $21,883,274)				(27,113,191)
Total Investments — 99.00% (Cost: $1,835,817,702)				2,287,874,076
Other Assets in Excess of Liabilities — 1.00%				23,045,422
Net Assets — 100.00%				$2,310,919,498

(a)  At April 30, 2017, all or a portion of this security was segregated to cover collateral requirement for options.

(b)  Non-income producing security/commodity.

(c)  An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2017 (unaudited)

At April 30, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$506,794,654
Gross unrealized depreciation	(54,738,280)
Net unrealized appreciation	$452,056,374

Abbreviations used in this schedule include:

PLC  — Public Limited Company

Affiliated Securities

Affiliated Securities	Shares October 31, 2016	Gross Additions	Gross Reductions	Shares April 30, 2017	Market Value April 30, 2017	Realized Gain / (Loss)	Dividend Income
Halozyme Therapeutics, Inc.	7,687,515	—	293,200	7,394,315	$103,076,751	$(606,929)	$—

Industry Diversification for Portfolio Holdings	Percent of Net Assets
U.S. Common Stocks
Consumer Discretionary	9.36%
Consumer Staples	9.69
Energy	5.38
Financials	2.45
Health Care	13.24
Industrials	13.54
Information Technology	8.37
Materials	27.45
Total U.S. Common Stocks	89.48
International Common Stocks
Consumer Discretionary	1.87
Health Care	0.11
Information Technology	3.71
Materials	1.60
Total International Common Stocks	7.29
Investment Company	2.89
Call Option Purchased	0.51
Covered Call Options Written	(1.17)
Total Investments	99.00%

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Statements of Assets and Liabilities

	First Eagle Global Fund*	First Eagle Overseas Fund*
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$36,574,717,933	$12,282,841,671
Affiliated issuers	2,089,006,134	273,879,734
Gold bullion	3,010,610,020	801,568,898
Silver bullion	—	—
Foreign currency	2,024,778	644,157
Total Investments, at Cost	41,676,358,865	13,358,934,460
Investments, at Value (Note 1)
Unaffiliated issuers	47,747,195,266	15,208,727,540
Affiliated issuers	2,403,287,618	582,341,800
Gold bullion	3,662,188,350	1,127,275,787
Silver bullion	—	—
Foreign currency	2,029,652	645,701
Total Investments, at Value	53,814,700,886	16,918,990,828
Cash	—	—
Receivable for forward currency contracts held, at value (Note 1)	1,485,911	770,591
Receivable for investment securities sold	78,568,438	11,701,317
Receivable for Fund shares sold	123,506,563	66,275,349
Accrued interest and dividends receivable	133,874,000	66,138,807
Investment for trustee deferred compensation plan (Note 2)	3,185,709	2,636,796
Other assets	491,505	169,392
Total Assets	54,155,813,012	17,066,683,080
Liabilities
Payable for Fund shares redeemed	63,614,221	22,506,638
Payable for investment securities purchased	186,429,488	31,251,590
Payable for forward currency contracts held, at value (Note 1)	19,132,916	11,139,153
Investment advisory fees payable (Note 2)	33,024,260	10,334,681
Distribution fees payable (Note 3)	10,006,119	1,254,573
Services fees payable (Note 3)	2,311,687	194,427
Trustee deferred compensation plan (Note 2)	3,185,709	2,636,796
Administrative fees payable (Note 2)	327,366	96,473
Trustee fees payable	37,395	11,066
Accrued expenses and other liabilities	19,600,751	7,634,753
Total Liabilities	337,669,912	87,060,150
Net Assets	$53,818,143,100	$16,979,622,930
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$943,626	$696,955
Capital surplus	40,743,206,938	13,780,212,215
Net unrealized appreciation (depreciation) on:
Investments (net of $8,893,672, $3,774,500, $0 and $0 deferred capital gain country tax, respectively)	12,129,443,475	3,556,280,324
Foreign currency and forward contract related translation	(19,181,568)	(11,139,757)
Undistributed net realized gains (losses) on investments	1,315,592,268	100,241,077
Undistributed net investment income (loss)	(351,861,639)	(446,667,884)
Net Assets	$53,818,143,100	$16,979,622,930

First Eagle Funds | Semi-Annual Report | April 30, 2017

April 30, 2017 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$1,447,206,899	$867,776,459
Affiliated issuers	—	—
Gold bullion	186,047,980	132,726,352
Silver bullion	—	58,487,088
Foreign currency	99,631	321,227
Total Investments, at Cost	1,633,354,510	1,059,311,126
Investments, at Value (Note 1)
Unaffiliated issuers	1,984,881,617	942,166,746
Affiliated issuers	—	—
Gold bullion	198,141,775	226,691,609
Silver bullion	—	54,257,079
Foreign currency	99,870	322,000
Total Investments, at Value	2,183,123,262	1,223,437,434
Cash	—	4,565
Receivable for forward currency contracts held, at value (Note 1)	—	—
Receivable for investment securities sold	5,879,169	—
Receivable for Fund shares sold	1,369,365	2,740,474
Accrued interest and dividends receivable	1,273,662	1,895,468
Investment for trustee deferred compensation plan (Note 2)	2,862,066	154,856
Other assets	39,790	28,756
Total Assets	2,194,547,314	1,228,261,553
Liabilities
Payable for Fund shares redeemed	4,174,114	5,964,084
Payable for investment securities purchased	8,636,685	409,582
Payable for forward currency contracts held, at value (Note 1)	—	—
Investment advisory fees payable (Note 2)	1,258,272	772,971
Distribution fees payable (Note 3)	470,410	218,120
Services fees payable (Note 3)	104,806	38,629
Trustee deferred compensation plan (Note 2)	2,862,066	154,856
Administrative fees payable (Note 2)	30,580	32,862
Trustee fees payable	3,467	1,337
Accrued expenses and other liabilities	717,165	696,539
Total Liabilities	18,257,565	8,288,980
Net Assets	$2,176,289,749	$1,219,972,573
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$108,226	$72,192
Capital surplus	1,466,161,122	1,637,657,069
Net unrealized appreciation (depreciation) on:
Investments (net of $8,893,672, $3,774,500, $0 and $0 deferred capital gain country tax, respectively)	549,768,513	164,125,535
Foreign currency and forward contract related translation	94	305
Undistributed net realized gains (losses) on investments	156,881,004	(513,679,390)
Undistributed net investment income (loss)	3,370,790	(68,203,138)
Net Assets	$2,176,289,749	$1,219,972,573

First Eagle Funds | Semi-Annual Report | April 30, 2017

Statements of Assets and Liabilities (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
Class A
Net assets	$14,951,434,036		$3,281,065,077
Shares outstanding	260,868,182		136,559,257
Net asset value per share and redemption proceeds per share	$57.31		$24.03
Offering price per share (NAV per share plus maximum sales charge)**	$60.33	(1)	$25.29	(1)
Class C
Net assets	$11,194,610,649		$947,503,921
Shares outstanding	202,390,476		40,969,991
Net asset value per share	$55.31		$23.13
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$54.76		$22.90
Class I
Net assets	$27,282,753,860		$12,659,836,754
Shares outstanding	473,609,618		515,709,782
Net asset value per share and redemption proceeds per share	$57.61		$24.55
Class R6
Net assets	$389,344,555		$91,217,178
Shares outstanding	6,757,735		3,715,883
Net asset value per share and redemption proceeds per share	$57.61		$24.55

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

**  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I Y, and R6 have no front-end sales charges.

(2)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.
First Eagle Funds | Semi-Annual Report | April 30, 2017

April 30, 2017 (unaudited)

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
Class A
Net assets	$754,364,481		$482,973,473
Shares outstanding	37,473,841		28,577,669
Net asset value per share and redemption proceeds per share	$20.13		$16.90
Offering price per share (NAV per share plus maximum sales charge)**	$21.19	(1)	$17.79	(1)
Class C
Net assets	$504,736,319		$180,988,087
Shares outstanding	25,864,664		11,454,934
Net asset value per share	$19.51		$15.80
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$19.31		$15.64
Class I
Net assets	$917,090,029		$555,912,785
Shares outstanding	44,883,059		32,153,870
Net asset value per share and redemption proceeds per share	$20.43		$17.29
Class R6
Net assets	$98,920		$98,228
Shares outstanding	4,840		5,682
Net asset value per share and redemption proceeds per share	$20.44		$17.29

First Eagle Funds | Semi-Annual Report | April 30, 2017

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund	First Eagle High Yield Fund
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$1,161,687,343	$542,005,861
Affiliated issuers	—	—
Gold bullion	31,723,796	—
Foreign currency	900	—
Total Investments, at Cost	1,193,412,039	542,005,861
Investments, at Value (Note 1)
Unaffiliated issuers	1,239,033,956	530,347,389
Affiliated issuers	—	—
Gold bullion	32,805,461	—
Foreign currency	956	—
Total Investments, at Value	1,271,840,373	530,347,389
Receivable for forward currency contracts held, at value (Note 1)	19,939	—
Receivable for investment securities sold	814,441	3,467,152
Receivable for premiums for written options	—	—
Receivable for Fund shares sold	3,344,659	1,345,080
Accrued interest and dividends receivable	10,055,862	7,608,422
Investment for trustee deferred compensation plan (Note 2)	211,938	195,198
Other assets	26,335	11,323
Total Assets	1,286,313,547	542,974,564
Liabilities
Option contracts written, at value (premiums received $0, $0 and $21,883,274, respectively) (Note 1)	—	—
Payable for Fund shares redeemed	2,095,850	1,499,621
Payable for investment securities purchased	2,718,084	—
Payable for forward currency contracts held, at value (Note 1)	812,174	—
Payable for dividends to shareholders	449,153	397,099
Investment advisory fees payable (Note 2)	778,269	287,516
Distribution fees payable (Note 3)	274,434	91,343
Services fees payable (Note 3)	68,103	21,331
Trustee deferred compensation plan (Note 2)	211,938	195,198
Administrative fees payable (Note 2)	51,885	22,117
Trustee fees payable	1,531	1,949
Accrued expenses and other liabilities	357,245	271,534
Total Liabilities	7,818,666	2,787,708
Net Assets	$1,278,494,881	$540,186,856
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$110,704	$59,341
Capital surplus	1,253,865,862	638,952,052
Net unrealized appreciation (depreciation) on:
Investments	78,428,278	(11,658,472)
Foreign currency and forward contract related translation	(818,055)	3,140
Written options	—	—
Undistributed net realized gains (losses) on investments	(48,128,748)	(86,588,189)
Undistributed net investment loss	(4,963,160)	(581,016)
Net Assets	$1,278,494,881	$540,186,856

First Eagle Funds | Semi-Annual Report | April 30, 2017

April 30, 2017 (unaudited)

First Eagle Fund of America
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$1,782,603,871
Affiliated issuers	75,097,105
Gold bullion	—
Foreign currency	—
Total Investments, at Cost	1,857,700,976
Investments, at Value (Note 1)
Unaffiliated issuers	2,211,910,516
Affiliated issuers	103,076,751
Gold bullion	—
Foreign currency	—
Total Investments, at Value	2,314,987,267
Receivable for forward currency contracts held, at value (Note 1)	—
Receivable for investment securities sold	60,625,228
Receivable for premiums for written options	1,350,032
Receivable for Fund shares sold	2,202,167
Accrued interest and dividends receivable	1,364,457
Investment for trustee deferred compensation plan (Note 2)	1,546,105
Other assets	32,493
Total Assets	2,382,107,749
Liabilities
Option contracts written, at value (premiums received $0, $0 and $21,883,274, respectively) (Note 1)	27,113,191
Payable for Fund shares redeemed	4,420,543
Payable for investment securities purchased	34,646,166
Payable for forward currency contracts held, at value (Note 1)	—
Payable for dividends to shareholders	—
Investment advisory fees payable (Note 2)	1,688,452
Distribution fees payable (Note 3)	490,711
Services fees payable (Note 3)	91,210
Trustee deferred compensation plan (Note 2)	1,546,105
Administrative fees payable (Note 2)	32,232
Trustee fees payable	5,787
Accrued expenses and other liabilities	1,153,854
Total Liabilities	71,188,251
Net Assets	$2,310,919,498
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$67,281
Capital surplus	1,632,728,601
Net unrealized appreciation (depreciation) on:
Investments	457,286,291
Foreign currency and forward contract related translation	—
Written options	(5,229,917)
Undistributed net realized gains (losses) on investments	226,687,584
Undistributed net investment loss	(620,342)
Net Assets	$2,310,919,498

First Eagle Funds | Semi-Annual Report | April 30, 2017

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
Class A
Net assets	$343,620,546		$132,216,005
Shares outstanding	29,700,135		14,526,253
Net asset value per share and redemption proceeds per share	$11.57		$9.10
Offering price per share (NAV per share plus maximum sales charge)*	$12.18	(1)	$9.53	(2)
Class C
Net assets	$332,977,127		$103,443,166
Shares outstanding	28,857,174		11,373,800
Net asset value per share	$11.54		$9.09
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$11.42		$9.00
Class I
Net assets	$601,795,187		$304,426,683
Shares outstanding	52,138,296		33,429,672
Net asset value per share and redemption proceeds per share	$11.54		$9.11
Class Y
Net assets	$—		$—
Shares outstanding	—		—
Net asset value per share and redemption proceeds per share	—		—
Class R6
Net assets	$102,021		$101,002
Shares outstanding	8,842		11,086
Net asset value per share and redemption proceeds per share	$11.54		$9.11

*  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I Y, and R6 have no front-end sales charges.

(2)  The maximum sales charge is 4.50% for Class A shares. Classes C, I Y, and R6 have no front-end sales charges.

(3)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

April 30, 2017 (unaudited)

	First Eagle Fund of America
Class A
Net assets	$678,408,208
Shares outstanding	19,153,672
Net asset value per share and redemption proceeds per share	$35.42
Offering price per share (NAV per share plus maximum sales charge)*	$37.28	(1)
Class C
Net assets	$445,045,702
Shares outstanding	15,377,297
Net asset value per share	$28.94
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$28.65
Class I
Net assets	$795,879,226
Shares outstanding	21,947,455
Net asset value per share and redemption proceeds per share	$36.26
Class Y
Net assets	$391,484,035
Shares outstanding	10,799,817
Net asset value per share and redemption proceeds per share	$36.25
Class R6
Net assets	$102,327
Shares outstanding	2,822
Net asset value per share and redemption proceeds per share	$36.26

First Eagle Funds | Semi-Annual Report | April 30, 2017

Statements of Operations

	First Eagle Global Fund*	First Eagle Overseas Fund*
Investment Income
Interest (net of $149,325, $65,773, $5 and $6, foreign taxes withheld, respectively)	$51,921,282	$18,232,632
Dividends from: (net of $17,456,863, $11,550,936, $83,683 and $315,185, foreign taxes withheld, respectively)
Unaffiliated issuers	297,604,908	79,440,787
Affiliated issuers	17,956,192	1,813,129
Other Income	—	105
Total Income	367,482,382	99,486,653
Expenses
Investment advisory fees (Note 2)	192,284,046	58,474,737
Administrative costs (Note 2)	1,381,138	425,566
Distribution fees (Note 3)
Class A	19,388,928	4,214,668
Class C	42,231,181	3,532,727
Service fees - Class C (Note 3)	14,077,060	1,177,576
Shareholder servicing agent fees	18,020,465	6,432,729
Custodian and accounting fees	2,982,976	1,385,084
Professional fees	906,464	499,350
Shareholder reporting fees	1,447,010	491,415
Trustees' fees	552,060	172,062
Registration and filing fees	232,042	117,107
Other Expenses	559,944	222,489
Total Expenses	294,063,314	77,145,510
Expense Waiver	—	—
Expense reductions due to earnings credits (Note 1)	(44,851)	(8,787)
Net Expenses	294,018,463	77,136,723
Net Investment Income (Loss) (Note 1)	73,463,919	22,349,930
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency and Forward Contract Related Transactions (Note 1)
Net realized gains (losses) from:
Investment transactions	1,247,604,003	54,421,904
Investment transactions of affiliated issuers	1,481,981	(1,279,705)
Commodity related transactions	—	—
Foreign currency and forward contract related transactions	163,305,072	88,942,062
	1,412,391,056	142,084,261
Changes in unrealized appreciation (depreciation) of:
Investment transactions (net of increase in deferred capital gain country tax accruals of $4,352,716, $1,901,881, $0 and $0, respectively)	1,815,702,119	575,791,414
Foreign currency and forward contract related translation	(64,697,902)	(35,148,093)
	1,751,004,217	540,643,321
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions	3,163,395,273	682,727,582
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,236,859,192	$705,077,512

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

April 30, 2017 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Investment Income
Interest (net of $149,325, $65,773, $5 and $6, foreign taxes withheld, respectively)	$2,224,755	$749,746
Dividends from: (net of $17,456,863, $11,550,936, $83,683 and $315,185, foreign taxes withheld, respectively)
Unaffiliated issuers	12,916,691	4,215,923
Affiliated issuers	—	—
Other Income	—	—
Total Income	15,141,446	4,965,669
Expenses
Investment advisory fees (Note 2)	8,307,888	4,463,656
Administrative costs (Note 2)	128,487	163,900
Distribution fees (Note 3)
Class A	1,009,977	622,684
Class C	1,948,614	689,024
Service fees - Class C (Note 3)	649,538	229,675
Shareholder servicing agent fees	915,058	851,405
Custodian and accounting fees	135,908	273,661
Professional fees	100,684	112,238
Shareholder reporting fees	82,311	82,355
Trustees' fees	29,642	18,991
Registration and filing fees	60,273	71,314
Other Expenses	31,878	21,866
Total Expenses	13,400,258	7,600,769
Expense Waiver	(553,859)	—
Expense reductions due to earnings credits (Note 1)	(3,235)	(3,243)
Net Expenses	12,843,164	7,597,526
Net Investment Income (Loss) (Note 1)	2,298,282	(2,631,857)
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency and Forward Contract Related Transactions (Note 1)
Net realized gains (losses) from:
Investment transactions	157,467,373	(17,485,303)
Investment transactions of affiliated issuers	—	—
Commodity related transactions	—	(1,024,997)
Foreign currency and forward contract related transactions	(3,517)	(14,613)
	157,463,856	(18,524,913)
Changes in unrealized appreciation (depreciation) of:
Investment transactions (net of increase in deferred capital gain country tax accruals of $4,352,716, $1,901,881, $0 and $0, respectively)	29,221,192	(62,950,443)
Foreign currency and forward contract related translation	94	305
	29,221,286	(62,950,138)
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions	186,685,142	(81,475,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	$188,983,424	$(84,106,908)

First Eagle Funds | Semi-Annual Report | April 30, 2017

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle High Yield Fund
Investment Income
Interest	$13,597,267	$17,287,185
Dividends from: (net of $570,736, $0 and $0, foreign taxes withheld, respectively)
Unaffiliated issuers	8,641,115	—
Other Income	11,612	2,432
Total Income	22,249,994	17,289,617
Expenses
Investment advisory fees (Note 2)	4,572,857	1,922,383
Administrative costs (Note 2)	304,857	137,313
Distribution fees (Note 3)
Class A	438,491	176,445
Class C	1,241,277	403,929
Class Y	—	—
Service fees - Class C (Note 3)	413,759	134,643
Shareholder servicing agent fees	447,315	235,853
Custodian and accounting fees	142,710	71,068
Professional fees	102,904	98,752
Shareholder reporting fees	43,814	24,398
Trustees' fees	19,258	6,878
Registration and filing fees	63,531	56,110
Other Expenses	23,352	13,234
Total Expenses	7,814,125	3,281,006
Expense Waiver	—	(137,313)
Expense reductions due to earnings credits (Note 1)	(1,248)	(847)
Net Expenses	7,812,877	3,142,846
Net Investment Income (Loss) (Note 1)	14,437,117	14,146,771
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency and Forward Contract Related Transactions (Note 1)
Net realized gains (losses) from:
Investment transactions	(1,200,643)	(1,026,822)
Investment transactions of affiliated issuers	—	—
Foreign currency and forward contract related transactions	2,382,028	(3,836)
Written options	—	—
	1,181,385	(1,030,658)
Changes in unrealized appreciation (depreciation) of:
Investment transactions	64,431,310	7,645,154
Foreign currency and forward contract related translation	(1,640,938)	5,719
Written options	—	—
	62,790,372	7,650,873
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions and written options	63,971,757	6,620,215
Net Increase in Net Assets Resulting from Operations	$78,408,874	$20,766,986

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

April 30, 2017 (unaudited)

First Eagle Fund of America
Investment Income
Interest	$178,704
Dividends from: (net of $570,736, $0 and $0, foreign taxes withheld, respectively)
Unaffiliated issuers	15,728,110
Other Income	—
Total Income	15,906,814
Expenses
Investment advisory fees (Note 2)	10,701,041
Administrative costs (Note 2)	152,544
Distribution fees (Note 3)
Class A	947,686
Class C	1,768,808
Class Y	480,363
Service fees - Class C (Note 3)	589,602
Shareholder servicing agent fees	1,397,400
Custodian and accounting fees	86,987
Professional fees	126,497
Shareholder reporting fees	127,435
Trustees' fees	29,322
Registration and filing fees	89,957
Other Expenses	36,774
Total Expenses	16,534,416
Expense Waiver	—
Expense reductions due to earnings credits (Note 1)	(3,823)
Net Expenses	16,530,593
Net Investment Income (Loss) (Note 1)	(623,779)
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency and Forward Contract Related Transactions (Note 1)
Net realized gains (losses) from:
Investment transactions	242,269,213
Investment transactions of affiliated issuers	(606,929)
Foreign currency and forward contract related transactions	—
Written options	(7,204,484)
234,457,800
Changes in unrealized appreciation (depreciation) of:
Investment transactions	107,825,163
Foreign currency and forward contract related translation	—
Written options	(12,161,103)
95,664,060
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions and written options	330,121,860
Net Increase in Net Assets Resulting from Operations	$329,498,081

First Eagle Funds | Semi-Annual Report | April 30, 2017

Statements of Changes in Net Assets

	First Eagle Global Fund*		First Eagle Overseas Fund*
	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
Operations
Net investment income (loss)	$73,463,919	$226,256,975	$22,349,930	$136,539,448
Net realized gain (loss) from investments, foreign currency and forward contract related transactions	1,412,391,056	2,240,560,790	142,084,261	357,824,833
Change in unrealized appreciation (depreciation) of investments, foreign currency and forward contract related translation	1,751,004,217	816,936,770	540,643,321	474,024,379
Net increase (decrease) in net assets resulting from operations	3,236,859,192	3,283,754,535	705,077,512	968,388,660
Distribution to Shareholders
Dividends paid from net investment income
Class A	(57,446,218)	(20,540,892)	(38,288,285)	(7,782,215)
Class C	—	—	(3,735,207)	—
Class I	(141,298,463)	(75,943,676)	(144,034,028)	(39,432,818)
Class Y	—	—	—	—
Class R6	—	—	—	—
Distributions paid from net realized gains from investment transactions
Class A	(653,197,715)	(159,791,472)	(80,568,972)	(43,688,520)
Class C	(487,764,922)	(118,177,472)	(23,123,783)	(11,525,934)
Class I	(953,068,311)	(193,145,973)	(243,029,909)	(91,886,402)
Class Y	—	—	—	—
Class R6	—	—	—	—
Decrease in net assets resulting from distributions	(2,292,775,629)	(567,599,485)	(532,780,184)	(194,315,889)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	8,346,170,756	8,623,485,592	3,172,770,404	3,781,719,221
Net asset value of shares issued for reinvested dividends and distributions	1,921,680,474	466,194,791	476,282,720	172,549,670
Cost of shares redeemed	(7,089,937,107)	(10,046,240,604)	(2,097,163,430)	(3,353,998,106)
Redemption fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	3,177,914,123	(956,560,221)	1,551,889,694	600,270,785
Net increase (decrease) in net assets	4,121,997,686	1,759,594,829	1,724,187,022	1,374,343,556
Net Assets (Note 1)
Beginning of period	49,696,145,414	47,936,550,585	15,255,435,908	13,881,092,352
End of period	$53,818,143,100	$49,696,145,414	$16,979,622,930	$15,255,435,908
Undistributed net investment income (loss)	$(351,861,639)	$(226,580,877)	$(446,667,884)	$(282,960,294)

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
Operations
Net investment income (loss)	$2,298,282	$7,040,068	$(2,631,857)	$(7,486,543)
Net realized gain (loss) from investments, foreign currency and forward contract related transactions	157,463,856	198,895,291	(18,524,913)	(33,009,501)
Change in unrealized appreciation (depreciation) of investments, foreign currency and forward contract related translation	29,221,286	(83,612,594)	(62,950,138)	397,256,654
Net increase (decrease) in net assets resulting from operations	188,983,424	122,322,765	(84,106,908)	356,760,610
Distribution to Shareholders
Dividends paid from net investment income
Class A	(1,396,770)	(1,671,959)	—	—
Class C	—	—	—	—
Class I	(3,689,314)	(4,132,607)	—	—
Class Y	—	—	—	—
Class R6	—	—	—	—
Distributions paid from net realized gains from investment transactions
Class A	(65,355,106)	(39,449,441)	—	—
Class C	(42,476,226)	(24,900,242)	—	—
Class I	(68,628,153)	(37,324,644)	—	—
Class Y	—	—	—	—
Class R6	—	—	—	—
Decrease in net assets resulting from distributions	(181,545,569)	(107,478,893)	—	—
Fund Share Transactions (Note 6)
Net proceeds from shares sold	248,630,719	218,890,095	290,636,303	539,278,255
Net asset value of shares issued for reinvested dividends and distributions	147,078,092	87,430,613	35	1,522
Cost of shares redeemed	(401,941,682)	(647,806,153)	(269,186,490)	(458,487,257)
Redemption fees	—	—	61,314	244,508
Increase (decrease) in net assets from Fund share transactions	(6,232,871)	(341,485,445)	21,511,162	81,037,028
Net increase (decrease) in net assets	1,204,984	(326,641,573)	(62,595,746)	437,797,638
Net Assets (Note 1)
Beginning of period	2,175,084,765	2,501,726,338	1,282,568,319	844,770,681
End of period	$2,176,289,749	$2,175,084,765	$1,219,972,573	$1,282,568,319
Undistributed net investment income (loss)	$3,370,790	$6,158,592	$(68,203,138)	$(65,571,281)

First Eagle Funds | Semi-Annual Report | April 30, 2017

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
Operations
Net investment income (loss)	$14,437,117	$35,825,472	$14,146,771	$39,682,861
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	1,181,385	(32,216,917)	(1,030,658)	(72,237,842)
Change in unrealized appreciation (depreciation) of investments, foreign currency and forward contract related translation and written options	62,790,372	55,445,774	7,650,873	68,425,649
Net increase (decrease) in net assets resulting from operations	78,408,874	59,054,329	20,766,986	35,870,668
Distribution to Shareholders
Dividends paid from net investment income
Class A	(4,331,708)	(11,931,929)	(3,594,302)	(9,813,222)
Class C	(2,850,623)	(8,805,639)	(2,349,795)	(6,294,447)
Class I	(7,430,423)	(16,027,850)	(8,110,221)	(22,870,141)
Class Y	—	—	—	—
Class R6	(537)	—	(886)	—
Distributions paid from net realized gains from investment transactions
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class Y	—	—	—	—
Class R6	—	—	—	—
Return of capital
Class A	—	—	—	(841,762)
Class C	—	—	—	(607,631)
Class I	—	—	—	(1,847,224)
Class Y	—	—	—	—
Class R6	—	—	—	—
Decrease in net assets resulting from distributions	(14,613,291)	(36,765,418)	(14,055,204)	(42,274,427)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	197,968,634	369,605,515	54,774,246	165,269,545
Net asset value of shares issued for reinvested dividends and distributions	13,763,183	28,829,112	11,274,616	33,228,940
Cost of shares redeemed	(212,547,705)	(468,630,730)	(119,837,917)	(408,659,739)
Redemption fees	—	—	—	—
Decrease in net assets from Fund share transactions	(815,888)	(70,196,103)	(53,789,055)	(210,161,254)
Net increase (decrease) in net assets	62,979,695	(47,907,192)	(47,077,273)	(216,565,013)
Net Assets (Note 1)
Beginning of period	1,215,515,186	1,263,422,378	587,264,129	803,829,142
End of period	$1,278,494,881	$1,215,515,186	$540,186,856	$587,264,129
Undistributed net investment income loss	$(4,963,160)	$(4,786,986)	$(581,016)	$(672,583)

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

	First Eagle Fund of America
	Six-Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
Operations
Net investment income (loss)	$(623,779)	$11,372,092
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	234,457,800	194,733,967
Change in unrealized appreciation (depreciation) of investments, foreign currency and forward contract related translation and written options	95,664,060	(388,780,077)
Net increase (decrease) in net assets resulting from operations	329,498,081	(182,674,018)
Distribution to Shareholders
Dividends paid from net investment income
Class A	(1,539,695)	(366,874)
Class C	—	—
Class I	(3,803,398)	(3,230,265)
Class Y	(864,309)	(39,794)
Class R6	—	—
Distributions paid from net realized gains from investment transactions
Class A	(48,961,943)	(36,560,686)
Class C	(35,895,467)	(24,299,418)
Class I	(45,181,743)	(31,330,431)
Class Y	(22,904,206)	(13,335,526)
Class R6	—	—
Return of capital
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class R6	—	—
Decrease in net assets resulting from distributions	(159,150,761)	(109,162,994)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	201,649,626	448,044,476
Net asset value of shares issued for reinvested dividends and distributions	129,973,727	89,263,570
Cost of shares redeemed	(760,149,381)	(1,414,221,680)
Redemption fees	—	—
Decrease in net assets from Fund share transactions	(428,526,028)	(876,913,634)
Net increase (decrease) in net assets	(258,178,708)	(1,168,750,646)
Net Assets (Note 1)
Beginning of period	2,569,098,206	3,737,848,852
End of period	$2,310,919,498	$2,569,098,206
Undistributed net investment income loss	$(620,342)	$6,210,839

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Fund

Financial Highlights

	Six-Months Ended April 30, 2017 (unaudited)								Year Ended October 31, 2016			Year Ended October 31, 2015
	Class A		Class C		Class I		Class R6^		Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	56.36		54.47		56.70		57.33		53.10	51.66	53.43	54.90	53.57	55.23
Income (loss) from investment operations:
Net investment income (loss) ($)	0.08		-0.12		0.17		0.13		0.30	-0.11	0.44	0.28	-0.12	0.43
Net realized and unrealized gains (losses) on investments	3.43		3.31		3.44		0.15		3.56	3.45	3.57	0.60	0.59	0.60
Total income (loss) from investment operations	3.51		3.19		3.61		0.28		3.86	3.34	4.01	0.88	0.47	1.03
Less distributions:
Dividends from net investment income ($)	-0.21		—		-0.35		—		-0.07	—	-0.21	-0.30	—	-0.45
Distributions from capital gains	-2.35		-2.35		-2.35		—		-0.53	-0.53	-0.53	-2.38	-2.38	-2.38
Total distributions	-2.56		-2.35		-2.70		—		-0.60	-0.53	-0.74	-2.68	-2.38	-2.83
Net asset value, end of period ($)	57.31		55.31		57.61		57.61		56.36	54.47	56.70	53.10	51.66	53.43
Total Return(c)(%)	6.48	(a)	6.09	(a)	6.64	(a)	0.49	(a)	7.38	6.56	7.65	1.78	1.02	2.07
Ratios and supplemental data
Net assets, end of period (millions) ($)	14,951		11,195		27,283		389		15,834	11,505	22,357	16,275	11,663	19,999
Ratio of operating expenses to average net assets including earnings credits (%)	1.11	(b)	1.86	(b)	0.84	(b)	0.81	(b)	1.10	1.86	0.84	1.11	1.86	0.84
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.11	(b)	1.86	(b)	0.84	(b)	0.81	(b)	1.10	1.86	0.84	1.11	1.86	0.84
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.30	(b)	-0.44	(b)	0.61	(b)	1.39	(b)	0.55	-0.21	0.81	0.52	-0.23	0.79
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.30	(b)	-0.44	(b)	0.61	(b)	1.39	(b)	0.55	-0.21	0.81	0.52	-0.23	0.79
Portfolio turnover rate (%)	4.63	(a)	4.63	(a)	4.63	(a)	4.63	(a)	11.54	11.54	11.54	11.28	11.28	11.28

^  Class R6 commenced investment operations on March 1, 2017.

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

	Year Ended October 31, 2014			Year Ended October 31, 2013			Year Ended October 31, 2012
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	54.92	53.67	55.23	49.24	48.16	49.50	46.90	45.91	47.15
Income (loss) from investment operations:
Net investment income (loss) ($)	0.30	-0.11	0.43	0.39	0.01	0.52	0.45	0.09	0.57
Net realized and unrealized gains (losses) on investments	2.12	2.08	2.13	7.41	7.27	7.45	3.03	2.98	3.03
Total income (loss) from investment operations	2.42	1.97	2.56	7.80	7.28	7.97	3.48	3.07	3.60
Less distributions:
Dividends from net investment income ($)	-0.66	-0.29	-0.78	-0.51	-0.16	-0.63	-0.53	-0.21	-0.64
Distributions from capital gains	-1.78	-1.78	-1.78	-1.61	-1.61	-1.61	-0.61	-0.61	-0.61
Total distributions	-2.44	-2.07	-2.56	-2.12	-1.77	-2.24	-1.14	-0.82	-1.25
Net asset value, end of period ($)	54.90	53.57	55.23	54.92	53.67	55.23	49.24	48.16	49.50
Total Return(c)(%)	4.64	3.85	4.90	16.47	15.63	16.78	7.64	6.83	7.90
Ratios and supplemental data
Net assets, end of period (millions) ($)	17,735	12,342	20,389	18,987	11,436	15,578	15,840	9,322	11,182
Ratio of operating expenses to average net assets including earnings credits (%)	1.11	1.86	0.86	1.13	1.87	0.88	1.15	1.89	0.90
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.11	1.86	0.86	1.13	1.87	0.88	1.15	1.89	0.90
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.55	-0.21	0.78	0.77	0.02	1.02	0.94	0.19	1.19
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.55	-0.21	0.78	0.77	0.02	1.02	0.94	0.19	1.19
Portfolio turnover rate (%)	15.36	15.36	15.36	11.60	11.60	11.60	11.29	11.29	11.29

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Overseas Fund

Financial Highlights

	Six-Months Ended April 30, 2017 (unaudited)								Year Ended October 31, 2016			Year Ended October 31, 2015
	Class A		Class C		Class I		Class R6^		Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	23.86		22.91		24.40		23.99		22.62	21.84	23.12	23.18	22.42	23.62
Income (loss) from investment operations:
Net investment income (loss) ($)	0.01		-0.07		0.05		0.04		0.19	0.02	0.26	0.14	-0.03	0.20
Net realized and unrealized gains (losses) on investments	0.97		0.93		0.97		0.52		1.34	1.30	1.38	0.39	0.39	0.41
Total income (loss) from investment operations	0.98		0.86		1.02		0.56		1.53	1.32	1.64	0.53	0.36	0.61
Less distributions:
Dividends from net investment income ($)	-0.26		-0.09		-0.32		—		-0.04	—	-0.11	-0.23	-0.08	-0.25
Distributions from capital gains	-0.55		-0.55		-0.55		—		-0.25	-0.25	-0.25	-0.86	-0.86	-0.86
Total distributions	-0.81		-0.64		-0.87		—		-0.29	-0.25	-0.36	-1.09	-0.94	-1.11
Net asset value, end of period ($)	24.03		23.13		24.55		24.55		23.86	22.91	24.40	22.62	21.84	23.12
Total Return(c)(%)	4.34	(a)	3.93	(a)	4.45	(a)	2.33	(a)	6.90	6.14	7.22	2.59	1.82	2.88
Ratios and supplemental data
Net assets, end of period (millions) ($)	3,281		948		12,660		91		3,655	993	10,608	4,143	1,036	8,702
Ratio of operating expenses to average net assets including earnings credits (%)	1.16	(b)	1.89	(b)	0.86	(b)	0.81	(b)	1.14	1.89	0.87	1.16	1.89	0.88
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.16	(b)	1.89	(b)	0.86	(b)	0.81	(b)	1.14	1.89	0.87	1.16	1.89	0.88
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.05	(b)	-0.66	(b)	0.44	(b)	1.09	(b)	0.84	0.10	1.12	0.60	-0.13	0.88
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.05	(b)	-0.66	(b)	0.44	(b)	1.09	(b)	0.84	0.10	1.12	0.60	-0.13	0.88
Portfolio turnover rate (%)	2.71	(a)	2.71	(a)	2.71	(a)	2.71	(a)	9.30	9.30	9.30	12.95	12.95	12.95

^  Class R6 commenced investment operations on March 1, 2017.

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

	Year Ended October 31, 2014			Year Ended October 31, 2013			Year Ended October 31, 2012
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	24.40	23.64	24.84	22.26	21.62	22.63	22.25	21.61	22.61
Income (loss) from investment operations:
Net investment income (loss) ($)	0.15	-0.03	0.21	0.13	-0.04	0.20	0.24	0.08	0.30
Net realized and unrealized gains (losses) on investments	0.05	0.07	0.05	3.17	3.09	3.22	0.80	0.77	0.81
Total income (loss) from investment operations	0.20	0.04	0.26	3.30	3.05	3.42	1.04	0.85	1.11
Less distributions:
Dividends from net investment income ($)	-0.46	-0.30	-0.52	-0.26	-0.13	-0.31	-0.39	-0.20	-0.45
Distributions from capital gains	-0.96	-0.96	-0.96	-0.90	-0.90	-0.90	-0.64	-0.64	-0.64
Total distributions	-1.42	-1.26	-1.48	-1.16	-1.03	-1.21	-1.03	-0.84	-1.09
Net asset value, end of period ($)	23.18	22.42	23.62	24.40	23.64	24.84	22.26	21.62	22.63
Total Return(c)(%)	1.00	0.28	1.23	15.52	14.67	15.82	5.06	4.28	5.36
Ratios and supplemental data
Net assets, end of period (millions) ($)	4,644	1,086	8,811	5,912	1,120	7,378	5,111	986	5,252
Ratio of operating expenses to average net assets including earnings credits (%)	1.14	1.89	0.89	1.15	1.90	0.90	1.17	1.92	0.92
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.14	1.89	0.89	1.15	1.90	0.90	1.17	1.92	0.92
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.62	-0.13	0.87	0.59	-0.17	0.86	1.12	0.37	1.36
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.62	-0.13	0.87	0.59	-0.17	0.86	1.12	0.37	1.36
Portfolio turnover rate (%)	12.01	12.01	12.01	12.33	12.33	12.33	10.50	10.50	10.50

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle U.S. Value Fund

Financial Highlights

	Six-Months Ended April 30, 2017 (unaudited)								Year Ended October 31, 2016			Year Ended October 31, 2015
	Class A		Class C		Class I		Class R6^		Class A	Class C	Class I	Class A		Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	20.08		19.55		20.38		20.66		19.82	19.43	20.11	21.10		20.78	21.40
Income (loss) from investment operations:
Net investment income (loss) ($)	0.03		-0.05		0.06		0.01		0.08	-0.07	0.13	0.10		-0.05	0.16
Net realized and unrealized gains (losses) on investments	1.70		1.65		1.72		-0.23		1.07	1.04	1.08	-0.10		-0.10	-0.12
Total income (loss) from investment operations	1.73		1.60		1.78		-0.22		1.15	0.97	1.21	-0.00	**	-0.15	0.04
Less distributions:
Dividends from net investment income ($)	-0.04		—		-0.09		—		-0.04	—	-0.09	-0.08		—	-0.13
Distributions from capital gains	-1.64		-1.64		-1.64		—		-0.85	-0.85	-0.85	-1.20		-1.20	-1.20
Total distributions	-1.68		-1.64		-1.73		—		-0.89	-0.85	-0.94	-1.28		-1.20	-1.33
Net asset value, end of period ($)	20.13		19.51		20.43		20.44		20.08	19.55	20.38	19.82		19.43	20.11
Total Return(c)(%)	8.84	(a)	8.40	(a)	8.98	(a)	-1.06	(a)	6.21	5.38	6.49	0.04		-0.70	0.28
Ratios and supplemental data
Net assets, end of period (millions) ($)	754		505		917		0	***	817	516	841	966		593	942
Ratio of operating expenses to average net assets including fee waivers and reimbursements/(recoupments) (%)	1.10	(b)	1.85	(b)	0.81	(b)	0.79	(b)	1.11	1.87	0.84	1.14		1.90	0.87
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	1.15	(b)	1.90	(b)	0.86	(b)	0.84	(b)	1.14	1.90	0.87	1.14		1.90	0.87
Ratio of net investment income (loss) to average net assets including fee waivers and reimbursements/ (recoupments) (%)	0.27	(b)	-0.48	(b)	0.55	(b)	0.24	(b)	0.40	-0.37	0.67	0.49		-0.27	0.76
Ratio of net investment income (loss) to average net assets excluding fee waivers and reimbursements/ (recoupments) (%)	0.22	(b)	-0.53	(b)	0.50	(b)	0.19	(b)	0.37	-0.40	0.64	0.49		-0.27	0.76
Portfolio turnover rate (%)	2.77	(a)	2.77	(a)	2.77	(a)	2.77	(a)	10.65	10.65	10.65	15.14		15.14	15.14

^  Class R6 commenced investment operations on March 1, 2017.

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

***  Amount is less than $1,000,000.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.
First Eagle Funds | Semi-Annual Report | April 30, 2017

	Year Ended October 31, 2014				Year Ended October 31, 2013			Year Ended October 31, 2012
	Class A	Class C		Class I	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	20.26	19.97		20.54	18.27	18.02	18.50	17.12	16.91	17.33
Income (loss) from investment operations:
Net investment income (loss) ($)	0.13	-0.03		0.18	0.18	0.03	0.23	0.15	0.02	0.19
Net realized and unrealized gains (losses) on investments	1.60	1.58		1.62	2.36	2.35	2.40	1.59	1.57	1.61
Total income (loss) from investment operations	1.73	1.55		1.80	2.54	2.38	2.63	1.74	1.59	1.80
Less distributions:
Dividends from net investment income ($)	-0.15	-0.00	**	-0.20	-0.13	-0.01	-0.17	-0.14	-0.03	-0.18
Distributions from capital gains	-0.74	-0.74		-0.74	-0.42	-0.42	-0.42	-0.45	-0.45	-0.45
Total distributions	-0.89	-0.74		-0.94	-0.55	-0.43	-0.59	-0.59	-0.48	-0.63
Net asset value, end of period ($)	21.10	20.78		21.40	20.26	19.97	20.54	18.27	18.02	18.50
Total Return(c)(%)	8.93	8.09		9.19	14.32	13.53	14.69	10.63	9.75	10.86
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,229	705		1,200	1,480	725	1,080	1,425	631	938
Ratio of operating expenses to average net assets including fee waivers and reimbursements/(recoupments) (%)	1.14	1.89		0.88	1.16	1.91	0.91	1.17	1.92	0.93
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	1.14	1.89		0.88	1.16	1.91	0.91	1.17	1.92	0.93
Ratio of net investment income (loss) to average net assets including fee waivers and reimbursements/ (recoupments) (%)	0.63	-0.13		0.87	0.93	0.18	1.18	0.84	0.09	1.08
Ratio of net investment income (loss) to average net assets excluding fee waivers and reimbursements/ (recoupments) (%)	0.63	-0.13		0.87	0.93	0.18	1.18	0.84	0.09	1.08
Portfolio turnover rate (%)	15.64	15.64		15.64	17.32	17.32	17.32	14.34	14.34	14.34

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Gold Fund

Financial Highlights

	Six-Months Ended April 30, 2017 (unaudited)								Year Ended October 31, 2016			Year Ended October 31, 2015
	Class A		Class C		Class I		Class R6^		Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	17.99		16.89		18.38		17.60		12.36	11.70	12.59	13.45	12.84	13.66
Income (loss) from investment operations:
Net investment income (loss) ($)	-0.04		-0.10		-0.01		0.02		-0.11	-0.22	-0.06	-0.08	-0.18	-0.04
Net realized and unrealized gains (losses) on investments	-1.05		-0.99		-1.08		-0.33		5.74	5.41	5.85	-1.01	-0.96	-1.03
Total income (loss) from investment operations	-1.09		-1.09		-1.09		-0.31		5.63	5.19	5.79	-1.09	-1.14	-1.07
Less distributions:
Dividends from net investment income ($)	—		—		—		—		—	—	—	—	—	—
Distributions from capital gains	—		—		—		—		—	—	—	—	—	—
Total distributions	—		—		—		—		—	—	—	—	—	—
Net asset value, end of period ($)	16.90		15.80		17.29		17.29		17.99	16.89	18.38	12.36	11.70	12.59
Total Return(c)(%)	-6.06	(a)	-6.45	(a)	-5.93	(a)	-1.76	(a)	45.55	44.36	45.99	-8.10	-8.88	-7.83
Ratios and supplemental data
Net assets, end of period (millions) ($)	483		181		556		0	**	567	206	510	391	148	306
Ratio of operating expenses to average net assets including earnings credits (%)	1.29	(b)	2.06	(b)	0.98	(b)	0.91	(b)	1.27	2.04	0.98	1.33	2.14	1.03
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.29	(b)	2.06	(b)	0.98	(b)	0.91	(b)	1.27	2.04	0.98	1.33	2.14	1.03
Ratio of net investment income (loss) to average net assets including earnings credits (%)	-0.48	(b)	-1.24	(b)	-0.12	(b)	0.64	(b)	-0.65	-1.42	-0.36	-0.57	-1.39	-0.27
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	-0.48	(b)	-1.24	(b)	-0.12	(b)	0.64	(b)	-0.65	-1.42	-0.36	-0.57	-1.39	-0.27
Portfolio turnover rate (%)	4.19	(a)	4.19	(a)	4.19	(a)	4.19	(a)	15.82	15.82	15.82	12.47	12.47	12.47

^  Class R6 commenced investment operations on March 1, 2017.

*  Per share amounts have been calculated using the average shares method.

**  Amount is less than $1,000,000.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

	Year Ended October 31, 2014			Year Ended October 31, 2013			Year Ended October 31, 2012
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	17.03	16.37	17.25	29.86	28.84	30.26	33.89	32.78	34.33
Income (loss) from investment operations:
Net investment income (loss) ($)	-0.09	-0.20	-0.05	-0.02	-0.18	0.03	-0.01	-0.22	0.06
Net realized and unrealized gains (losses) on investments	-3.49	-3.33	-3.54	-12.73	-12.29	-12.89	-2.73	-2.66	-2.75
Total income (loss) from investment operations	-3.58	-3.53	-3.59	-12.75	-12.47	-12.86	-2.74	-2.88	-2.69
Less distributions:
Dividends from net investment income ($)	—	—	—	-0.08	—	-0.15	-0.39	-0.16	-0.48
Distributions from capital gains	—	—	—	—	—	—	-0.90	-0.90	-0.90
Total distributions	—	—	—	-0.08	—	-0.15	-1.29	-1.06	-1.38
Net asset value, end of period ($)	13.45	12.84	13.66	17.03	16.37	17.25	29.86	28.84	30.26
Total Return(c)(%)	-21.02	-21.56	-20.81	-42.80	-43.24	-42.68	-8.14	-8.86	-7.89
Ratios and supplemental data
Net assets, end of period (millions) ($)	448	186	366	764	284	508	1,535	608	932
Ratio of operating expenses to average net assets including earnings credits (%)	1.27	2.02	1.01	1.25	2.00	1.00	1.21	1.96	0.96
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.27	2.02	1.01	1.25	2.00	1.00	1.21	1.96	0.96
Ratio of net investment income (loss) to average net assets including earnings credits (%)	-0.54	-1.29	-0.29	-0.11	-0.87	0.14	-0.05	-0.80	0.21
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	-0.54	-1.29	-0.29	-0.11	-0.87	0.14	-0.05	-0.80	0.21
Portfolio turnover rate (%)	13.33	13.33	13.33	15.14	15.14	15.14	9.19	9.19	9.19

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund

Financial Highlights

	Six-Months Ended April 30, 2017 (unaudited)								Year Ended October 31, 2016
	Class A		Class C		Class I		Class R6^		Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	10.99		10.96		10.96		11.37		10.73	10.71	10.71
Income (loss) from investment operations:
Net investment income ($)	0.14		0.09		0.15		0.06		0.34	0.25	0.36
Net realized and unrealized gains (losses) on investments	0.58		0.59		0.58		0.17		0.27	0.26	0.26
Total income (loss) from investment operations	0.72		0.68		0.73		0.23		0.61	0.51	0.62
Less distributions:
Dividends from net investment income ($)	-0.14		-0.10		-0.15		-0.06		-0.35	-0.26	-0.37
Distributions from capital gains	—		—		—		—		—	—	—
Total distributions	-0.14		-0.10		-0.15		-0.06		-0.35	-0.26	-0.37
Net asset value, end of period ($)	11.57		11.54		11.54		11.54		10.99	10.96	10.96
Total Return(c)(%)	6.56	(a)	6.18	(a)	6.72	(a)	2.03	(a)	5.76	4.87	5.93
Ratios and supplemental data
Net assets, end of period (millions) ($)	344		333		602		0	**	362	345	509
Ratio of operating expenses to average net assets including fee waivers and recoupments (%)	1.20	(b)	1.95	(b)	0.93	(b)	0.88	(b)	1.18	1.94	0.92
Ratio of operating expenses to average net assets excluding fee waivers fee recoupments (%)	1.20	(b)	1.95	(b)	0.93	(b)	0.88	(b)	1.18	1.94	0.92
Ratio of net investment income to average net assets including fee waivers and recoupments (%)	2.44	(b)	1.69	(b)	2.73	(b)	3.11	(b)	3.16	2.40	3.39
Ratio of net investment income to average net assets excluding fee waivers and recoupments (%)	2.44	(b)	1.69	(b)	2.73	(b)	3.11	(b)	3.16	2.40	3.39
Portfolio turnover rate (%)	11.58	(a)	11.58	(a)	11.58	(a)	11.58	(a)	29.76	29.76	29.76

^  Class R6 commenced investment operations on March 1, 2017.

*  Per share amounts have been calculated using the average shares method.

**  Amount is less than $1,000,000.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A shares and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

	Year Ended October 31, 2015			Year Ended October 31, 2014
	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	11.41	11.38	11.39	11.26	11.23	11.23
Income (loss) from investment operations:
Net investment income ($)	0.35	0.26	0.38	0.36	0.27	0.38
Net realized and unrealized gains (losses) on investments	-0.51	-0.50	-0.52	0.17	0.17	0.19
Total income (loss) from investment operations	-0.16	-0.24	-0.14	0.53	0.44	0.57
Less distributions:
Dividends from net investment income ($)	-0.37	-0.28	-0.39	-0.38	-0.29	-0.41
Distributions from capital gains	-0.15	-0.15	-0.15	—	—	—
Total distributions	-0.52	-0.43	-0.54	-0.38	-0.29	-0.41
Net asset value, end of period ($)	10.73	10.71	10.71	11.41	11.38	11.39
Total Return(c)(%)	-1.39	-2.07	-1.14	4.67	3.90	5.00
Ratios and supplemental data
Net assets, end of period (millions) ($)	410	382	471	440	379	490
Ratio of operating expenses to average net assets including fee waivers and recoupments (%)	1.19	1.96	0.94	1.26	2.00	1.05
Ratio of operating expenses to average net assets excluding fee waivers fee recoupments (%)	1.19	1.96	0.94	1.23	1.97	0.97
Ratio of net investment income to average net assets including fee waivers and recoupments (%)	3.16	2.41	3.41	3.09	2.31	3.25
Ratio of net investment income to average net assets excluding fee waivers and recoupments (%)	3.16	2.41	3.41	3.12	2.34	3.33
Portfolio turnover rate (%)	29.68	29.68	29.68	18.45	18.45	18.45

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Global Income Builder Fund

Financial Highlights (continued)

	Year Ended October 31, 2013
	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	10.32	10.30	10.33
Income (loss) from investment operations:
Net investment income ($)	0.42	0.34	0.44
Net realized and unrealized gains (losses) on investments	0.91	0.90	0.91
Total income (loss) from investment operations	1.33	1.24	1.35
Less distributions:
Dividends from net investment income ($)	-0.39	-0.31	-0.45
Distributions from capital gains	—	—	—
Total distributions	-0.39	-0.31	-0.45
Net asset value, end of period ($)	11.26	11.23	11.23
Total Return(c)(%)	13.14	12.25	13.36
Ratios and supplemental data
Net assets, end of period (millions) ($)	231	148	129
Ratio of operating expenses to average net assets including fee waivers and recoupments (%)	1.30	2.04	1.05
Ratio of operating expenses to average net assets excluding fee waivers fee recoupments (%)	1.35	2.09	1.10
Ratio of net investment income to average net assets including fee waivers and recoupments (%)	3.85	3.11	4.11
Ratio of net investment income to average net assets excluding fee waivers and recoupments (%)	3.80	3.06	4.06
Portfolio turnover rate (%)	10.87	10.87	10.87

^^  Commencement of investment operations.

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A shares and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(d)  Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2012.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

	Period May 1, 2012^^ to October 31, 2012
	Class A		Class C		Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	10.00		10.00		10.00
Income (loss) from investment operations:
Net investment income ($)	0.15		0.11		0.18
Net realized and unrealized gains (losses) on investments	0.28		0.29		0.27
Total income (loss) from investment operations	0.43		0.40		0.45
Less distributions:
Dividends from net investment income ($)	-0.11		-0.10		-0.12
Distributions from capital gains	—		—		—
Total distributions	-0.11		-0.10		-0.12
Net asset value, end of period ($)	10.32		10.30		10.33
Total Return(c)(%)	4.37	(a)	4.00	(a)	4.53	(a)
Ratios and supplemental data
Net assets, end of period (millions) ($)	43		26		38
Ratio of operating expenses to average net assets including fee waivers and recoupments (%)	1.30	(b)(d)	2.05	(b)(d)	1.05	(b)(d)
Ratio of operating expenses to average net assets excluding fee waivers fee recoupments (%)	2.13	(b)(d)	2.88	(b)(d)	2.20	(b)(d)
Ratio of net investment income to average net assets including fee waivers and recoupments (%)	2.89	(b)(d)	2.16	(b)(d)	3.56	(b)(d)
Ratio of net investment income to average net assets excluding fee waivers and recoupments (%)	2.06	(b)(d)	1.33	(b)(d)	2.40	(b)(d)
Portfolio turnover rate (%)	5.17	(a)	5.17	(a)	5.17	(a)(d)

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund

Financial Highlights

	Six-Months Ended April 30, 2017 (unaudited)								Year Ended October 31, 2016
	Class A		Class C		Class I		Class R6^		Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	8.99		8.98		8.99		9.10		8.90	8.89	8.90
Income (loss) from investment operations:
Net investment income ($)	0.23		0.20		0.24		0.08		0.55	0.49	0.58
Net realized and unrealized gains (losses) on investments	0.11		0.11		0.12		0.01		0.12	0.12	0.12
Total income (loss) from investment operations	0.34		0.31		0.36		0.09		0.67	0.61	0.70
Less distributions:
Dividends from net investment income ($)	-0.23		-0.20		-0.24		-0.08		-0.54	-0.48	-0.57
Distributions from capital gains	—		—		—		—		—	—	—
Return of capital	—		—		—		—		-0.04	-0.04	-0.04
Total distributions	-0.23		-0.20		-0.24		-0.08		-0.58	-0.52	-0.61
Net asset value, end of period ($)	9.10		9.09		9.11		9.11		8.99	8.98	8.99
Total Return(c)(%)	3.80	(a)	3.54	(a)	4.07	(a)	1.00	(a)	8.24	7.46	8.54
Ratios and supplemental data
Net assets, end of period (millions) ($)	132		103		304		0	**	158	114	315
Ratio of operating expenses to average net assets including fee waivers and reimbursements/(recoupments) (%)	1.16	(b)	1.90	(b)	0.86	(b)	0.81	(b)	1.15	1.89	0.86
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	1.21	(b)	1.95	(b)	0.91	(b)	0.86	(b)	1.20	1.94	0.91
Ratio of net investment income to average net assets including fee waivers and reimbursements/(recoupments) (%)	5.13	(b)	4.40	(b)	5.44	(b)	5.31	(b)	6.45	5.74	6.83
Ratio of net investment income to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	5.08	(b)	4.35	(b)	5.39	(b)	5.26	(b)	6.40	5.69	6.78
Portfolio turnover rate (%)	12.67	(a)	12.67	(a)	12.67	(a)	12.67	(a)	36.88	36.88	36.88

^  Class R6 commenced investment operations on March 1, 2017.

*  Per share amounts have been calculated using the average shares method.

**  Amount is less than $1,000,000.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A shares and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

	Year Ended October 31, 2015			Year Ended October 31, 2014
	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	9.96	9.95	9.96	10.11	10.10	10.11
Income (loss) from investment operations:
Net investment income ($)	0.55	0.48	0.58	0.53	0.45	0.55
Net realized and unrealized gains (losses) on investments	-0.96	-0.96	-0.96	-0.15	-0.15	-0.14
Total income (loss) from investment operations	-0.41	-0.48	-0.38	0.38	0.30	0.41
Less distributions:
Dividends from net investment income ($)	-0.56	-0.49	-0.59	-0.53	-0.45	-0.56
Distributions from capital gains	-0.09	-0.09	-0.09	—	—	—
Return of capital	—	—	—	—	—	—
Total distributions	-0.65	-0.58	-0.68	-0.53	-0.45	-0.56
Net asset value, end of period ($)	8.90	8.89	8.90	9.96	9.95	9.96
Total Return(c)(%)	-4.24	-4.96	-3.97	3.74	2.97	4.03
Ratios and supplemental data
Net assets, end of period (millions) ($)	202	129	473	247	184	710
Ratio of operating expenses to average net assets including fee waivers and reimbursements/(recoupments) (%)	1.12	1.87	0.83	1.09	1.84	0.83
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	1.16	1.91	0.87	1.09	1.83	0.84
Ratio of net investment income to average net assets including fee waivers and reimbursements/(recoupments) (%)	5.81	5.07	6.10	5.17	4.42	5.43
Ratio of net investment income to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	5.77	5.03	6.06	5.17	4.43	5.42
Portfolio turnover rate (%)	31.62	31.62	31.62	43.02	43.02	43.02

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle High Yield Fund

Financial Highlights (continued)

	Year Ended October 31, 2013
	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	9.98	9.97	9.98
Income (loss) from investment operations:
Net investment income ($)	0.59	0.51	0.62
Net realized and unrealized gains (losses) on investments	0.14	0.14	0.14
Total income (loss) from investment operations	0.73	0.65	0.76
Less distributions:
Dividends from net investment income ($)	-0.59	-0.51	-0.62
Distributions from capital gains	-0.01	-0.01	-0.01
Return of capital	—	—	—
Total distributions	-0.60	-0.52	-0.63
Net asset value, end of period ($)	10.11	10.10	10.11
Total Return(c)(%)	7.49	6.69	7.85
Ratios and supplemental data
Net assets, end of period (millions) ($)	346	159	511
Ratio of operating expenses to average net assets including fee waivers and reimbursements/(recoupments) (%)	1.13	1.88	0.80
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	1.13	1.88	0.88
Ratio of net investment income to average net assets including fee waivers and reimbursements/(recoupments) (%)	5.80	5.07	6.14
Ratio of net investment income to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	5.80	5.07	6.06
Portfolio turnover rate (%)	49.71	49.71	49.71

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A shares and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(d)  Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2012.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

	Period Ended April 1, 2012 to October 31, 2012
	Class A		Class C		Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	9.75		9.74		9.75
Income (loss) from investment operations:
Net investment income ($)	0.33		0.29		0.36
Net realized and unrealized gains (losses) on investments	0.24		0.23		0.23
Total income (loss) from investment operations	0.57		0.52		0.59
Less distributions:
Dividends from net investment income ($)	-0.34		-0.29		-0.36
Distributions from capital gains	—		—		—
Return of capital	—		—		—
Total distributions	-0.34		-0.29		-0.36
Net asset value, end of period ($)	9.98		9.97		9.98
Total Return(c)(%)	5.94	(a)	5.47	(a)	6.20	(a)
Ratios and supplemental data
Net assets, end of period (millions) ($)	220		113		309
Ratio of operating expenses to average net assets including fee waivers and reimbursements/(recoupments) (%)	1.25	(b)(d)	2.00	(b)(d)	0.80	(b)(d)
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	1.27	(b)(d)	2.02	(b)(d)	1.03	(b)(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements/(recoupments) (%)	5.75	(b)(d)	4.98	(b)(d)	6.23	(b)(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	5.73	(b)(d)	4.96	(b)(d)	6.00	(b)(d)
Portfolio turnover rate (%)	25.02	(a)	25.02	(a)	25.02	(a)

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Fund of America

Financial Highlights

	Six-Months Ended April 30, 2017 (unaudited)
	Class A		Class C		Class I		Class Y		Class R6^
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	32.93		27.32		33.72		33.67		35.44
Income (loss) from investment operations:
Net investment income (loss) ($)	-0.00	**	-0.10		0.05		0.00	**	0.02
Net realized and unrealized gains (losses) on investments	4.63		3.79		4.73		4.73		0.80
Total income (loss) from investment operations	4.63		3.69		4.78		4.73		0.82
Less distributions:
Dividends from net investment income ($)	-0.07		—		-0.17		-0.08		—
Distributions from capital gains	-2.07		-2.07		-2.07		-2.07		—
Total distributions	-2.14		-2.07		-2.24		-2.15		—
Net asset value, end of period ($)	35.42		28.94		36.26		36.25		36.26
Total Return(c)(%)	14.63	(a)	14.16	(a)	14.79	(a)	14.62	(a)	2.34	(a)
Ratios and supplemental data
Net assets, end of period (millions) ($)	678		445		796		391		0	***
Ratio of operating expenses to average net assets including earnings credits (%)	1.35	(b)	2.10	(b)	1.03	(b)	1.32	(b)	0.97	(b)
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.35	(b)	2.10	(b)	1.03	(b)	1.32	(b)	0.97	(b)
Ratio of net investment income (loss) to average net assets including earnings credits (%)	-0.01	(b)	-0.76	(b)	0.31	(b)	0.01	(b)	0.30	(b)
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	-0.01	(b)	-0.76	(b)	0.31	(b)	0.01	(b)	0.30	(b)
Portfolio turnover rate (%)	35.56	(a)	35.56	(a)	35.56	(a)	35.56	(a)	35.56	(a)

^  Class R6 commenced investment operations on March 1, 2017.

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

***  Amount is less than $1,000,000.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A shares and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(d)  In 2016, the Fund received a voluntary reimbursement by the subadviser for a realized investment loss. By excluding this reimbursement, total returns would have been -5.30%, -6.02%, -5.01% and -5.31 for Class A, Class C, Class I and Class Y, respectively.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

	Year Ended October 31, 2016								Year Ended October 31, 2015
	Class A		Class C		Class I		Class Y		Class A	Class C		Class I		Class Y
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	35.79		30.07		36.62		36.56		38.58	32.98		39.39		39.35
Income (loss) from investment operations:
Net investment income (loss) ($)	0.14		-0.10		0.24		0.14		0.05	-0.20		0.16		0.05
Net realized and unrealized gains (losses) on investments	-1.99		-1.65		-2.04		-2.03		-0.01	-0.00	**	-0.00	**	-0.02
Total income (loss) from investment operations	-1.85		-1.75		-1.80		-1.89		0.04	-0.20		0.16		0.03
Less distributions:
Dividends from net investment income ($)	-0.01		—		-0.10		-0.00	**	-0.12	—		-0.22		-0.11
Distributions from capital gains	-1.00		-1.00		-1.00		-1.00		-2.71	-2.71		-2.71		-2.71
Total distributions	-1.01		-1.00		-1.10		-1.00		-2.83	-2.71		-2.93		-2.82
Net asset value, end of period ($)	32.93		27.32		33.72		33.67		35.79	30.07		36.62		36.56
Total Return(c)(%)	-5.30	(d)	-5.99	(d)	-5.01	(d)	-5.28	(d)	0.19	-0.55		0.48		0.18
Ratios and supplemental data
Net assets, end of period (millions) ($)	865		510		808		386		1,332	742		1,168		496
Ratio of operating expenses to average net assets including earnings credits (%)	1.32		2.08		1.03		1.33		1.35	2.10		1.05		1.36
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.32		2.08		1.03		1.33		1.35	2.10		1.05		1.36
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.43		-0.35		0.71		0.40		0.12	-0.63		0.41		0.12
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.43		-0.35		0.71		0.40		0.12	-0.63		0.41		0.12
Portfolio turnover rate (%)	55.06		55.06		55.06		55.06		32.23	32.23		32.23		32.23

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Fund of America

Financial Highlights (continued)

	Year Ended October 31, 2014
	Class A	Class C	Class I^^	Class Y
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	34.76	29.94	35.47	35.42
Income (loss) from investment operations:
Net investment income (loss) ($)	0.17	-0.10	0.25	0.17
Net realized and unrealized gains (losses) on investments	4.26	3.66	4.36	4.34
Total income (loss) from investment operations	4.43	3.56	4.61	4.51
Less distributions:
Dividends from net investment income ($)	-0.09	—	-0.17	-0.06
Distributions from capital gains	-0.52	-0.52	-0.52	-0.52
Total distributions	-0.61	-0.52	-0.69	-0.58
Net asset value, end of period ($)	38.58	32.98	39.39	39.35
Total Return(c)(%)	12.92	12.06	13.20	12.91
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,204	632	888	528
Ratio of operating expenses to average net assets including earnings credits (%)	1.36	2.11	1.11	1.36
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.36	2.11	1.11	1.36
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.45	-0.31	0.66	0.45
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.45	-0.31	0.66	0.45
Portfolio turnover rate (%)	35.18	35.18	35.18	35.18

^^  Class I commenced investment operations on March 8, 2013.

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A shares and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

	Year Ended October 31, 2013					Year Ended October 31, 2012
	Class A	Class C	Class I		Class Y	Class A	Class C	Class Y
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	26.86	23.30	31.01		27.37	24.91	22.01	25.35
Income (loss) from investment operations:
Net investment income (loss) ($)	0.10	-0.12	0.07		0.12	0.04	-0.13	0.04
Net realized and unrealized gains (losses) on investments	7.81	6.76	4.39		7.94	3.73	3.24	3.80
Total income (loss) from investment operations	7.91	6.64	4.46		8.06	3.77	3.11	3.84
Less distributions:
Dividends from net investment income ($)	-0.01	—	—		-0.01	—	—	—
Distributions from capital gains	—	—	—		—	-1.82	-1.82	-1.82
Total distributions	-0.01	—	—		-0.01	-1.82	-1.82	-1.82
Net asset value, end of period ($)	34.76	29.94	35.47		35.42	26.86	23.30	27.37
Total Return(c)(%)	29.45	28.44	14.38	(a)	29.45	16.46	15.62	16.50
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,036	455	491		504	699	246	667
Ratio of operating expenses to average net assets including earnings credits (%)	1.41	2.16	1.19	(b)	1.41	1.44	2.19	1.44
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.41	2.16	1.19	(b)	1.41	1.44	2.19	1.44
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.31	-0.46	0.34	(b)	0.39	0.14	-0.61	0.14
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.31	-0.46	0.34	(b)	0.39	0.14	-0.61	0.14
Portfolio turnover rate (%)	32.12	32.12	32.12	(a)	32.12	31.48	31.48	31.48

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

Note 1 — Significant Accounting Policies

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America (each individually a "Fund" or collectively the "Funds"). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares. Class R3 shares, Class R4 shares and Class R5 shares (which launched on March 1, 2017 together with Class R6 shares) are not currently funded, but are available for investment.

Effective at the close of business on Friday, May 9, 2014, the First Eagle Overseas Fund is closed to new investors, subject to certain limited exceptions. Additionally, Class Y on First Eagle Fund of America is closed to new investors, subject to certain limited exceptions. Additional information can be found in the Funds' prospectus.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"), manages the Funds. Private equity funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain co-investors own a controlling interest in First Eagle Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Value Fund (the "U.S. Value Fund"),

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

and First Eagle Gold Fund (the "Gold Fund") may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a "Subsidiary" or collectively " the Subsidiaries"). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold bullion and silver bullion in the First Eagle Gold Fund only. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2017, the First Eagle Global Cayman Fund, Ltd. has $3,275,747,191 in net assets, representing 6.09% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2017, the First Eagle Overseas Cayman Fund, Ltd. has $874,241,030 in net assets, representing 5.15% of the Overseas Fund's net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2017, the First Eagle U.S. Value Cayman Fund, Ltd. has $198,134,928 in net assets, representing 9.10% of the U.S. Value Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2017, the First Eagle Gold Cayman Fund, Ltd. has $280,913,853 in net assets, representing 23.03% of the Gold Fund's net assets.

b)  Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price). Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market, for which market quotations are readily available, are generally priced at the evaluated bid price. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments, maturing in sixty days or less, are valued at evaluated bid prices.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.), as provided by an independent pricing source.

Forward contracts are valued at the current cost of covering or offsetting such contracts by reference to forward currency rates at the time the NYSE closes (normally 4:00 p.m. E.S.T.), as provided by an independent pricing source.

The exchange rates as of the NYSE Close (normally 4:00 p.m. E.S.T.) are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

by the Board of Trustees ("Board"). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund's holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund's foreign holdings therefore may differ on occasion from reported market values. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the "Committee") to oversee the execution of the valuation and liquidity procedures for the Fund.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to value those transfers as of the beginning of the period.

The following is a summary of the Funds' inputs used to value the Funds' investments as of April 30, 2017:

First Eagle Global Fund

Description	Level 1	Level 2	Level 3	Total
Assets:†
International Common Stocks	$21,306,573,238	$—	$56,306,874	$21,362,880,112
U.S. Common Stocks	17,146,019,257	695,024	—	17,146,714,281
Investment Company	250,970	—	—	250,970
Commodity*	3,662,188,350	—	—	3,662,188,350
Government Obligations	—	277,059,859	—	277,059,859
U.S. Corporate Bond	—	5,173,149	—	5,173,149
International Corporate Notes and Bonds	—	13,277,536	22,875,294	36,152,830
International Government Bonds	—	575,417,027	—	575,417,027
International Commercial Paper	—	3,517,602,025	—	3,517,602,025
U.S. Commercial Paper	—	7,229,232,631	—	7,229,232,631
Foreign Currency Contracts**	—	1,485,911	—	1,485,911
Total	$42,115,031,815	$11,619,943,162	$79,182,168	$53,814,157,145
Liabilities:
Foreign Currency Contracts**	$—	$19,132,916	$—	$19,132,916
Total	$—	$19,132,916	$—	$19,132,916

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

**  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

  For the six-month period ended April 30, 2017, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the period ended April 30, 2017 was as follows:

First Eagle Global Fund (continued)

	International Common Stocks	International Corporate Notes and Bonds	Total Value
Beginning Balance — market value	$72,479,724	$29,639,257	$102,118,981
Purchases	—	—	—
Sales	—	(6,290,099)	(6,290,099)
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	(947,975)	(947,975)
Change in Unrealized Appreciation (Depreciation)	(16,172,850)	474,111	(15,698,739)
Ending Balance — market value	$56,306,874	$22,875,294	$79,182,168
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(16,172,850)	$474,111	$(15,698,739)

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
International Common Stocks	$11,340,582	Comparable Security	Market Discount	30	% (30%)
	$44,966,292	Market Comparable Companies	Enterprise Value Multiple	0.92 12.65x (5.18x)	x -
	$56,306,874
International Corporate Notes and Bonds	$22,875,294	Market Comparable Companies	Enterprise Value Multiple	0.92 12.65x (5.18x)	x -
Total	$79,182,168

The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in market discount may decrease (increase) the fair value measurement.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

First Eagle Overseas Fund

Description	Level 1	Level 2	Level 3		Total
Assets:†
International Common Stocks	$11,889,001,427	$—	$82,244,132		$11,971,245,559
U.S. Common Stock	38,976,415	—	—		38,976,415
International Preferred Stock	6,330,517	—	—		6,330,517
Investment Company	117,151	—	—		117,151
Right	—	—	—	^	—	^
Commodity*	1,127,275,787	—	—		1,127,275,787
U.S. Bonds	—	34,061,443	—		34,061,443
International Corporate Notes and Bonds	—	—	15,250,196		15,250,196
International Government Bonds	—	330,153,693	20,461,332	(a)	350,615,025
International Commercial Paper	—	1,382,122,367	—		1,382,122,367
U.S. Commercial Paper	—	1,992,350,667	—		1,992,350,667
Foreign Currency Contracts**	—	770,591	—		770,591
Total	$13,061,701,297	$3,739,458,761	$117,955,660		$16,919,115,718
Liabilities:
Foreign Currency Contracts**	$—	$11,139,153	$—		$11,139,153
Total	$—	$11,139,153	$—		$11,139,153

(a)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

^  Fair value represents zero.

*  Represents gold bullion.

**  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

  For the six-month period ended April 30, 2017, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the period ended April 30, 2017 was as follows:

First Eagle Overseas Fund (continued)

	International Common Stocks	Right		Bank Loans	International Corporate Notes and Bonds	International Government Bond	Total Value
Beginning Balance — market value	$96,722,155	$—	^	$1,988,655	$19,759,505	$20,891,605	$139,361,920
Purchases	105			—	—	—	105
Sales	(614,426)	—		(2,251,450)	(4,193,399)	—	(7,059,275)
Transfer In — Level 3	—	—		—	—	—	—
Transfer Out — Level 3	—	—		—	—	—	—
Accrued Amortization	—	—		—	—	(84,737)	(84,737)
Realized Gains (Losses)	(21,942)	—		(6,942,376)	(631,804)	—	(7,596,122)
Change in Unrealized Appreciation (Depreciation)	(13,841,760)	—		7,205,171	315,894	(345,536)	(6,666,231)
Ending Balance — market value	$82,244,132	$—	^	$—	$15,250,196	$20,461,332	$117,955,660
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(13,565,136)	$—		$—	$315,894	$(345,536)	$(13,594,778)

^Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
International Common Stocks	$13,822,778	Comparable Security	Market Discount	30	% (30%)
	$24,977,992	Market Comparable Companies	Enterprise Value Multiple	0.72 7.51x (2.46x)	x -
First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

	Fair Value at April 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$43,443,362	Market Comparable Companies	Enterprise Value Multiple	0.92 12.65x (5.18x)	x -
	$82,244,132
International Corporate Notes and Bonds	$15,250,196	Market Comparable Companies	Enterprise Value Multiple	0.92 12.65x (5.18x)	x -
Total	$97,494,328

The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in market discount may decrease (increase) the fair value measurement. Significant increases (decreases) in liquidity discount may decrease (increase) the fair value measurement.

First Eagle U.S. Value Fund

Description	Level 1	Level 2	Level 3	Total
Assets:†
U.S. Common Stocks	$1,346,123,598	$—	$—	$1,346,123,598
International Common Stocks	172,214,007	—	—	172,214,007
Investment Company	18,949	—	—	18,949
Commodity*	198,141,775	—	—	198,141,775
U.S. Corporate Bonds	—	24,908,080	—	24,908,080
U.S. Treasury Bills	—	199,348,560	—	199,348,560
International Commercial Paper	—	50,570,486	—	50,570,486
U.S. Commercial Paper	—	191,697,937	—	191,697,937
Total	$1,716,498,329	$466,525,063	$—	$2,183,023,392

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

  For the six-month period ended April 30, 2017, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

First Eagle Gold Fund

Description	Level 1	Level 2	Level 3		Total
Assets:†
International Common Stocks	$705,929,432	$—	$—		$705,929,432
U.S. Common Stocks	168,339,969	—	—		168,339,969
Investment Company	22,875	—	—		22,875
Warrant	80,776	—	—		80,776
Commodities*	280,948,688	—	—		280,948,688
International Convertible Bond	—	—	15,187,500	(a)	15,187,500
International Commercial Paper	—	16,405,528	—		16,405,528
U.S. Commercial Paper	—	36,200,666	—		36,200,666
Total	$1,155,321,740	$52,606,194	$15,187,500		$1,223,115,434

(a)  Represents an international convertible bond that is fair valued using a comparable security from the same issuer that is publicly traded.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold and silver bullion.

  For the six-month period ended April 30, 2017, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended April 30, 2017 was as follows:

International Convertible Bond
Beginning Balance — market value	$15,412,500
Purchases	—
Sales	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(225,000)
Ending Balance — market value	$15,187,500
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(225,000)

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

First Eagle Global Income Builder Fund

Description	Level 1	Level 2(a)	Level 3		Total
Assets:†
International Common Stocks	$484,128,412	$—	$—		$484,128,412
U.S. Common Stocks	200,834,372	—	—		200,834,372
U.S. Preferred Stocks	1,820,343	—	—		1,820,343
Closed-End Mutual Fund	1,321,263	—	—		1,321,263
Investment Company	27,724	—	—		27,724
Commodity*	32,805,461	—	—		32,805,461
U.S. Corporate Bonds	—	290,158,610	—		290,158,610
International Corporate Bonds	—	93,471,235	—		93,471,235
International Government Bonds	—	15,217,307	—		15,217,307
Bank Loans	—	—	23,406,074	(b)	23,406,074
U.S. Treasury Bills	—	29,873,640	—		29,873,640
International Commercial Paper	—	30,803,236	—		30,803,236
U.S. Commercial Paper	—	67,971,740	—		67,971,740
Foreign Currency Contracts**	—	19,939	—		19,939
Total	$720,937,575	$527,515,707	$23,406,074		$1,271,859,356
Liabilities:
Foreign Currency Contracts**	$—	$812,174	$—		$812,174
Total	$—	$812,174	$—		$812,174

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. A bank loan valued at $6,311,667 was transferred from Level 2 to Level 3 during the six-month period ended April 30, 2017. At October 31, 2016, this security was valued by brokers and pricing services; at April 30, 2017, this security was valued using other significant unobservable inputs. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1 as of the six-month period ended April 30, 2017.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

**  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the period ended April 30, 2017 was as follows:

First Eagle Global Income Builder Fund (continued)

	International Common Stock	Bank Loans	Total Value
Beginning Balance — market value	$1,104,000	$15,742,586	$16,846,586
Purchases	—	—	—
Sales	(1,298,440)	(493,755)	(1,792,195)
Transfer In — Level 3	—	6,311,667	6,311,667
Transfer Out — Level 3	—	—	—
Accrued Amortization	—	25,155	25,155
Realized Gains (Losses)	(551,560)	2,143	(549,417)
Change in Unrealized Appreciation (Depreciation)	746,000	1,818,278	2,564,278
Ending Balance — market value	$—	$23,406,074	$23,406,074
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—	$1,818,278	$1,818,278

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

First Eagle High Yield Fund

Description	Level 1	Level 2(a)	Level 3		Total
Assets:†
U.S. Common Stock	$—	$40,717	$—		$40,717
U.S. Corporate Bonds	—	318,858,134	8,678,895	(b)	327,537,029
International Corporate Bonds	—	95,409,999	—		95,409,999
International Government Bond	—	2,995,343	—		2,995,343
Bank Loans	—	10,109,908	37,084,137	(b)	47,194,045
International Commercial Paper	—	17,823,401	—		17,823,401
U.S. Commercial Paper	—	39,330,378	—		39,330,378
Investment Company	16,477	—	—		16,477
Total	$16,477	$484,567,880	$45,763,032		$530,347,389

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. Bank loans valued at $15,080,261 were transferred from Level 2 to Level 3 during the six-month period ended April 30, 2017. At October 31, 2016, these securities were valued using brokers and pricing services; at April 30, 2017, these securities were valued using other significant unobservable inputs. A U.S. Corporate Bond valued at $10,409,490 was transferred from Level 2 to Level 3 during the six-month period ended April 30, 2017. At October 31, 2016, this security was valued using brokers and pricing services; at April 30, 2017, this security was valued using other significant unobservable inputs. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1 as of the six-month period ended April 30, 2017.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Schedule of Investments for additional detailed categorizations.

Fair Value Level 3 activity for the period ended April 30, 2017 was as follows:

	U.S. Corporate Bond	Bank Loans	Total Value
Beginning Balance — market value	$—	$23,173,146	$23,173,146
Purchases	353,802	1,408,005	1,761,807
Sales	—	(5,272,205)	(5,272,205)
Transfer In — Level 3	10,409,490	15,080,261	25,489,751
Transfer Out — Level 3	—	—	—
Accrued Amortization	273,656	158,858	432,514
Realized Gains (Losses)	—	11,627	11,627
Change in Unrealized Appreciation (Depreciation)	(2,358,053)	2,524,445	166,392
Ending Balance — market value	$8,678,895	$37,084,137	$45,763,032
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(2,358,053)	$2,539,191	$181,138

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets:†
U.S. Common Stocks	$2,067,673,877	$—	$—	$2,067,673,877
International Common Stocks	168,555,321	—	—	168,555,321
Investment Company	66,854,069	—	—	66,854,069
Call Option Purchased	11,904,000	—	—	11,904,000
Total	$2,314,987,267	$—	$—	$2,314,987,267
Liabilities:
Covered Call Options Written	$27,113,191	$—	$—	$27,113,191
Total	$27,113,191	$—	$—	$27,113,191

†  See Schedule of Investments for additional detailed categorizations.

  For the six-month period ended April 30, 2017, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

The significant unobservable inputs used in the fair value measurement of the Funds' investments are disclosed after each table, if applicable. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

c)  Investment transactions and income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group. Such costs are generally allocated using the ratio of the Fund's average daily net assets relative to the total average daily net assets of the First Eagle Variable Funds. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

e)  Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after each Fund's portfolio. For the six-month period ended April 30, 2017, the average monthly principal amount outstanding for forward currency contracts totaled $1,776,088,498, $960,290,672, $280,698, $35,841,603, and $2,233,917 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund, respectively.

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter ("OTC") derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Collateral received by the Funds is held in a segregated account at the Funds' custodian bank. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At April 30, 2017, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Appreciation (Depreciation)(4)
Foreign Currency	$1,485,911	$19,132,916	$168,543,704	$(67,056,763)

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Appreciation (Depreciation)(4)
Foreign Currency	$770,591	$11,139,153	$88,761,307	$(36,441,311)

First Eagle Gold Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Loss(3)	Change in Appreciation (Depreciation)(4)
Foreign Currency	$—	$—	$(52,458)	$—

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Appreciation (Depreciation)(4)
Foreign Currency	$19,939	$812,174	$2,469,138	$(1,694,023)

First Eagle High Yield Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Loss(3)	Change in Appreciation (Depreciation)(4)
Foreign Currency	$—	$—	$(2,579)	$2,579

(1)  Statements of Assets and Liabilities location: Receivable for forward currency contracts held, at value.

(2)  Statements of Assets and Liabilities location: Payable for forward currency contracts held, at value.

(3)  Statements of Operations location: Net realized gains (losses) from foreign currency and forward contract related transactions.

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of foreign currency and forward contract related translation.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of April 30, 2017:

First Eagle Global Fund

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Goldman Sachs Capital Markets LP	$1,485,911	$(1,485,911)	$—	$0
Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged(1)	Net Amount (Not Less Than $0)
BNY Mellon	$3,651,553	$—	$—	$3,651,553
Goldman Sachs Capital Markets LP	2,506,974	(1,485,911)	(1,021,063)	0
HSBC Bank USA	4,627,277	—	—	4,627,277
JPMorgan Chase Bank N.A.	2,902,052	—	—	2,902,052
UBS AG	5,445,060	—	—	5,445,060
	$19,132,916	$(1,485,911)	$(1,021,063)	$16,625,942

First Eagle Overseas Fund

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Goldman Sachs Capital Markets LP	$770,591	$(770,591)	$—	$0

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

First Eagle Overseas Fund (continued)

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged(1)	Net Amount (Not Less Than $0)
BNY Mellon	$1,800,063	$—	$—	$1,800,063
Goldman Sachs Capital Markets LP	1,679,499	(770,591)	(908,908)	0
HSBC Bank USA	2,892,142	—	—	2,892,142
JPMorgan Chase Bank N.A.	1,627,191	—	—	1,627,191
UBS AG	3,140,258	—	—	3,140,258
	$11,139,153	$(770,591)	$(908,908)	$9,459,654

First Eagle Global Income Builder Fund

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Goldman Sachs Capital Markets LP	$19,939	$(19,939)	$—	$0
Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
BNY Mellon	$81,971	$—	$—	$81,971
Goldman Sachs Capital Markets LP	91,327	(19,939)	—	71,388
HSBC Bank USA	210,123	—	—	210,123
JPMorgan Chase Bank N.A.	100,273	—	—	100,273
UBS AG	328,480	—	—	328,480
	$812,174	$(19,939)	$—	$792,235

(1)  In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

g)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America may write covered call options

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the six-month period ended April 30, 2017, the Funds had the following options transactions.

First Eagle Fund of America

Written Options	Number of Contracts	Premium Received
Options outstanding at October 31, 2016	70,750	$23,236,759
Options written	235,883	73,786,005
Options assigned	(14,021)	(4,660,411)
Options expired/closed	(213,940)	(70,479,079)
Options outstanding at April 30, 2017	78,672	$21,883,274

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

Purchased Options	Number of Contracts	Cost
Options outstanding at October 31, 2016	0	$0
Options purchased	6,600	35,503,211
Options expired/closed	(1,800)	(20,864,036)
Options outstanding at April 30, 2017	4,800	$14,639,175

As of April 30, 2017, portfolio securities valued at $439,664,308 were earmarked to cover collateral requirements for written options.

For the six-month period ended April 30, 2017 for First Eagle Fund of America, the average monthly outstanding contract amount for written options and purchased options totaled 68,777 and 2,867, respectively.

At April 30, 2017, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Fund of America

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Loss(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$27,113,191	$(7,204,484)	$(12,161,103)
Equity — Purchased options	11,904,000	—	(579,581)	(2,735,175)

(1)  Statements of Assets and Liabilities location: Investments, at value, Unaffiliated issuers.

(2)  Statements of Assets and Liabilities location: Option contracts written, at value.

(3)  Statements of Operations location: Net realized gains (losses) from written options & investment transactions.

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of written options & investment transactions.

h)  Repurchase agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the adviser's credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

i)  Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

j)  Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. TIPS are subject to interest rate risk.

k)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

l)  United States income taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle High Yield and the First Eagle Global Income Builder Fund which declare income daily and pay monthly (prior to March 1, 2017, the First Eagle Global Income Builder Fund declared income daily and paid quarterly).

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

m)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

n)  Use of estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

o)  Redemption Fee — A redemption fee of 2% will be applied to the First Eagle Gold Fund for the sale or exchange within 60 days of the purchase of such shares.

p)  Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement"), an annual advisory fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Value Fund	0.75	(1)
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle High Yield Fund	0.70	(2)
First Eagle Fund of America	0.90	(3)

(1)  The Adviser has agreed to waive First Eagle U.S. Value Fund's management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 28, 2018. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.

(2)  The Adviser has agreed to waive First Eagle High Yield Fund's management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 28, 2018. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.65%.

(3)  The Adviser receives from First Eagle Fund of America an annual advisory fee at the rate of 0.90% of the first $5 billion of the average daily net assets, and 0.85% in excess of $5 billion of the average daily net assets. For the period ended April 30, 2017 the effective rate was 0.90%. Effective July 1, 2017, the Adviser will receive an annual advisory fee at the rate of 0.90% of the first $2.25 billion of the average daily net assets, 0.85% of the next $2.75 billion of the average daily net assets and 0.80% in excess of $5 billion of the average daily net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

Pursuant to a subadvisory agreement, dated December 1, 2015 ("Subadvisory Agreement") Iridian Asset Management LLC ("Iridian" or "Sub-Adviser") manages the investments of the First Eagle Fund of America. The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) the fees received by the Fund's distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and are further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

The Adviser had contractually agreed to waive its management fee and/or reimburse expenses, for the First Eagle High Yield Fund and First Eagle Global Income Builder Fund, so that the total annual operating expenses (excluding certain items) of the First Eagle High Yield Fund's Class A, Class C and Class I shares did not exceed 1.25%, 2.00% and 0.80%, respectively, and the First Eagle Global Income Builder Fund's Class A, Class C and Class I shares did not exceed 1.30%, 2.05%, and 1.05%, respectively, through December 31, 2013. These waivers are no longer in effect.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with the Adviser, the Funds (except for First Eagle Global Income Builder Fund and First Eagle High Yield Fund which pay the fee described in the next paragraph) reimburse the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

Pursuant to Administrative Services Agreements between each of First Eagle Global Income Builder Fund and, effective January 1, 2015, First Eagle High Yield Fund, and the Adviser, each pay the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

For the six-month period ended April 30, 2017, the Funds paid/reimbursed and had payable to the Adviser amounts shown below:

Fund	Reimbursed to Adviser	Payable to Adviser
First Eagle Global Fund	$1,335,731	$327,366
First Eagle Overseas Fund	421,088	96,473
First Eagle U.S. Value Fund	142,657	30,580
First Eagle Gold Fund	155,596	32,862
First Eagle Global Income Builder Fund	304,623	51,885
First Eagle High Yield Fund	140,150	22,117
First Eagle Fund of America	137,132	32,232

The Funds have entered into a custody agreement with State Street Bank and Trust Company ("SSB"). The custody agreement provide for an annual fee based on the amount of assets under custody plus transaction charges. SSB serves as custodian of the Funds' portfolio securities and

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

other assets. SSB has directly entered into sub-custodial agreements to maintain the custody of gold and silver bullion in the Funds. Under the terms of the custody agreement between the Funds and SSB, SSB maintains and deposits in separate accounts, cash, securities and other assets of the Funds. SSB is also required, upon the order of the Funds, to deliver securities held by SSB and the sub-custodian, and to make payments for securities purchased by the Funds. SSB has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Funds have also entered into an agreement for administrative services with SSB, pursuant to which SSB provides certain financial reporting and other administrative services. SSB, as the Funds' administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the six-month period ended April 30, 2017, FEF Distributors, LLC realized $710,795, $91,474, $23,976, $33,618, $29,357, $11,959 and $20,703, pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of April 30, 2017, balances to the Plan are recorded on the Statements of Assets and Liabilities.

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC ("the Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America pay the Distributor monthly a distribution and/or service fee with respect to Class A, Class C, Class Y, Class R3 and Class R4 shares based on each Fund's average daily net assets as shown in the table below. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

Fund	Class A	Class C	Class Y	Class R3	Class R4
First Eagle Global Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Overseas Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle U.S. Value Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Gold Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Global Income Builder Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle High Yield Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Fund of America	0.25%	1.00%	0.25%	0.35%	0.10%

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six-month period ended April 30, 2017, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

The Service fee covers expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six-month period ended April 30, 2017, the services fees incurred by the Funds are disclosed in the Statements of Operations.

Note 4 — Purchases and Sales of Securities

During the six-month period ended April 30, 2017, the cost of purchases of investments, excluding U.S. Government and short-term securities, totaled $1,917,935,320, $1,244,787,100, $49,999,367, $78,865,723, $128,420,579, $60,714,967 and $821,035,728 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively. Proceeds from sales of investments, excluding U.S. Government securities and short-term securities, totaled $2,481,028,343, $339,307,335, $275,193,541, $47,881,023, $139,923,092, $87,206,775 and $1,470,461,760 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively.

During the six-month period ended April 30, 2017, there were no purchases or sales of U.S. Government securities, excluding short-term securities, for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America.

Note 5 — Line of Credit

On September 13, 2016, the Board of Trustees approved continuing a $200 million committed, unsecured line of credit ("Credit Facility") with SSB for the Funds, to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement, each Fund has agreed to pay an annual commitment fee on the unused balance, allocated pro rata, based on the

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

relative asset size of the Funds. A portion of the commitment fees related to the line of credit are paid by the Funds and are included in other expenses in the Statements of Operations. During the six-month period ended April 30, 2017, the Funds did not have any borrowings under the agreement.

Note 6 — Capital Stock

At April 30, 2017, the Funds have an unlimited number of shares authorized for issuance. The Funds have the ability to issue multiple classes of shares.

First Eagle Funds | Semi-Annual Report | April 30, 2017

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Notes to Financial Statements (unaudited)

Transactions in shares of capital stock were as follows:

	Six-Month Period Ended April 30, 2017
	First Eagle Global Fund
	Class A	Class C	Class I	Class R6*
Shares sold	21,740,852	12,712,140	107,271,011	6,757,735
Shares issued for reinvested dividends and distributions	11,746,782	7,277,898	16,519,912	—
Shares redeemed	(53,552,494)	(28,821,989)	(44,489,795)	—
Net increase (decrease)	(20,064,860)	(8,831,951)	79,301,128	6,757,735
	Year Ended October 31, 2016
	First Eagle Global Fund
	Class A	Class C	Class I
Shares sold	35,478,250	22,287,069	102,308,951
Shares issued for reinvested dividends and distributions	3,132,469	1,824,723	4,215,747
Shares redeemed	(64,150,688)	(38,643,835)	(86,539,097)
Net increase (decrease)	(25,539,969)	(14,532,043)	19,985,601

	Six-Month Period Ended April 30, 2017
	First Eagle U.S. Value Fund
	Class A	Class C	Class I	Class R6*
Shares sold	2,391,219	1,208,458	8,702,035	4,840
Shares issued for reinvested dividends and distributions	3,065,602	1,824,796	2,656,711	—
Shares redeemed	(8,692,924)	(3,583,948)	(7,748,760)	—
Net increase (decrease)	(3,236,103)	(550,694)	3,609,986	4,840
	Year Ended October 31, 2016
	First Eagle U.S. Value Fund
	Class A	Class C	Class I
Shares sold	3,450,912	1,746,069	6,097,760
Shares issued for reinvested dividends and distributions	1,977,025	1,114,245	1,682,512
Shares redeemed	(13,472,905)	(6,967,793)	(13,360,216)
Net increase (decrease)	(8,044,968)	(4,107,479)	(5,579,944)

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2017
	First Eagle Overseas Fund
	Class A	Class C	Class I	Class R6*
Shares sold	12,112,215	2,764,618	115,430,518	3,723,690
Shares issued for reinvested dividends and distributions	4,984,870	1,032,544	15,065,895	—
Shares redeemed	(33,676,390)	(6,159,802)	(49,640,673)	(7,807)
Net increase (decrease)	(16,579,305)	(2,362,640)	80,855,740	3,715,883
	Year Ended October 31, 2016
	First Eagle Overseas Fund
	Class A	Class C	Class I
Shares sold	24,249,268	4,855,034	134,540,454
Shares issued for reinvested dividends and distributions	2,198,896	447,977	5,223,533
Shares redeemed	(56,471,879)	(9,426,937)	(81,371,443)
Net increase (decrease)	(30,023,715)	(4,123,926)	58,392,544

	Six-Month Period Ended April 30, 2017
	First Eagle Gold Fund				First Eagle Global Income Builder Fund
	Class A	Class C	Class I	Class R6*	Class A	Class C	Class I	Class R6*
Shares sold	3,998,986	971,544	12,160,399	5,682	3,773,908	2,499,844	11,433,983	8,795
Shares issued for reinvested dividends and distributions	—	—	—	—	379,492	246,554	594,859	47
Shares redeemed	(6,918,480)	(1,729,401)	(7,737,874)	—	(7,361,644)	(5,339,405)	(6,344,736)	—
Net increase (decrease)	(2,919,494)	(757,857)	4,422,525	5,682	(3,208,244)	(2,593,007)	5,684,106	8,842
	Year Ended October 31, 2016
	First Eagle Gold Fund				First Eagle Global Income Builder Fund
	Class A	Class C	Class I		Class A	Class C	Class I
Shares sold	11,499,211	3,300,310	17,999,203		9,043,664	6,278,823	19,504,104
Shares issued for reinvested dividends and distributions	74	18	—		920,353	672,441	1,107,079
Shares redeemed	(11,586,930)	(3,749,121)	(14,575,731)		(15,262,800)	(11,224,517)	(18,117,328)
Net increase (decrease)	(87,645)	(448,793)	3,423,472		(5,298,783)	(4,273,253)	2,493,855

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2017
	First Eagle High Yield Fund
	Class A	Class C	Class I	Class R6*
Shares sold	1,142,154	525,003	4,389,528	10,988
Shares issued for reinvested dividends and distributions	343,757	214,304	688,533	98
Shares redeemed	(4,551,973)	(2,076,089)	(6,684,765)	—
Net increase (decrease)	(3,066,062)	(1,336,782)	(1,606,704)	11,086
	Year Ended October 31, 2016
	First Eagle High Yield Fund
	Class A	Class C	Class I
Shares sold	6,543,342	2,930,008	10,187,275
Shares issued for reinvested dividends and distributions	1,061,176	668,075	2,223,425
Shares redeemed	(12,673,290)	(5,421,563)	(30,514,970)
Net increase (decrease)	(5,068,772)	(1,823,480)	(18,104,270)

*Represents the period from March 1, 2017 to April 30, 2017.

Transactions in dollars of capital stock were as follows:

	Six-Month Period Ended April 30, 2017
	First Eagle Global Fund
	Class A	Class C	Class I	Class R6*
Shares sold	$1,219,185,001	$687,499,192	$6,055,243,270	$384,243,293
Shares issued for reinvested dividends and distributions	638,085,353	382,599,109	900,996,012	—
Shares redeemed	(3,014,577,105)	(1,564,525,415)	(2,510,834,587)	—
Net increase (decrease)	$(1,157,306,751)	$(494,427,114)	$4,445,404,695	$384,243,293
	Year Ended October 31, 2016
	First Eagle Global Fund
	Class A	Class C	Class I
Shares sold	$1,910,627,823	$1,160,488,995	$5,552,368,774
Shares issued for reinvested dividends and distributions	159,787,433	90,561,107	215,846,251
Shares redeemed	(3,433,964,228)	(2,009,882,894)	(4,602,393,482)
Net increase (decrease)	$(1,363,548,972)	$(758,832,792)	$1,165,821,543

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2017
	First Eagle Fund of America
	Class A	Class C	Class I	Class Y	Class R6*
Shares sold	1,119,429	570,421	3,997,588	274,232	2,822
Shares issued for reinvested dividends and distributions	1,400,381	1,177,881	923,773	678,634	—
Shares redeemed	(9,634,012)	(5,025,555)	(6,946,686)	(1,618,382)	—
Net increase (decrease)	(7,114,202)	(3,277,253)	(2,025,325)	(665,516)	2,822
	Year Ended October 31, 2016
	First Eagle Fund of America
	Class A	Class C	Class I	Class Y
Shares sold	4,616,309	2,153,269	6,043,475	724,265
Shares issued for reinvested dividends and distributions	956,790	693,945	670,632	362,429
Shares redeemed	(16,518,187)	(8,876,527)	(14,629,832)	(3,181,956)
Net increase (decrease)	(10,945,088)	(6,029,313)	(7,915,725)	(2,095,262)

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2017
	First Eagle Overseas Fund
	Class A	Class C	Class I	Class R6*
Shares sold	$281,963,918	$61,976,739	$2,737,758,418	$91,071,329
Shares issued for reinvested dividends and distributions	111,162,608	22,220,343	342,899,769	—
Shares redeemed	(783,554,390)	(138,148,891)	(1,175,269,847)	(190,302)
Net increase (decrease)	$(390,427,864)	$(53,951,809)	$1,905,388,340	$90,881,027
	Year Ended October 31, 2016
	First Eagle Overseas Fund
	Class A	Class C	Class I
Shares sold	$547,919,219	$106,525,510	$3,127,274,492
Shares issued for reinvested dividends and distributions	47,672,257	9,385,128	115,492,285
Shares redeemed	(1,274,954,452)	(206,549,818)	(1,872,493,836)
Net increase (decrease)	$(679,362,976)	$(90,639,180)	$1,370,272,941
	Six-Month Period Ended April 30, 2017
	First Eagle Gold Fund
	Class A	Class C	Class I	Class R6*
Shares sold	$66,965,513	$15,352,084	$208,218,706	$100,000
Shares issued for reinvested dividends and distributions	—	—	—	—
Shares redeemed	(113,686,099)	(26,839,520)	(128,599,522)	—
Net increase (decrease)	$(46,720,586)	$(11,487,436)	$79,619,184	$100,000
	Year Ended October 31, 2016
	First Eagle Gold Fund
	Class A	Class C	Class I
Shares sold	$190,230,966	$50,385,226	$298,662,063
Shares issued for reinvested dividends and distributions	1,284	235	3
Shares redeemed	(185,993,125)	(55,781,716)	(216,467,908)
Net increase (decrease)	$4,239,125	$(5,396,255)	$82,194,158

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2017
	First Eagle U.S. Value Fund
	Class A	Class C	Class I	Class R6*
Shares sold	$47,974,176	$23,487,903	$177,068,640	$100,000
Shares issued for reinvested dividends and distributions	59,840,591	34,634,629	52,602,872	—
Shares redeemed	(174,480,624)	(69,920,204)	(157,540,854)	—
Net increase (decrease)	$(66,665,857)	$(11,797,672)	$72,130,658	$100,000
	Year Ended October 31, 2016
	First Eagle U.S. Value Fund
	Class A	Class C	Class I
Shares sold	$65,966,016	$32,762,383	$120,161,696
Shares issued for reinvested dividends and distributions	36,219,314	20,000,706	31,210,593
Shares redeemed	(258,336,015)	(131,340,199)	(258,129,939)
Net increase (decrease)	$(156,150,685)	$(78,577,110)	$(106,757,650)
	Six-Month Period Ended April 30, 2017
	First Eagle Global Income Builder Fund
	Class A	Class C	Class I	Class R6*
Shares sold	$42,050,838	$27,823,202	$127,994,594	$100,000
Shares issued for reinvested dividends and distributions	4,282,721	2,775,855	6,704,070	537
Shares redeemed	(82,460,825)	(59,359,123)	(70,727,757)	—
Net increase (decrease)	$(36,127,266)	$(28,760,066)	$63,970,907	$100,537
	Year Ended October 31, 2016
	First Eagle Global Income Builder Fund
	Class A	Class C	Class I
Shares sold	$96,186,879	$66,308,777	$207,109,859
Shares issued for reinvested dividends and distributions	9,836,154	7,170,083	11,822,875
Shares redeemed	(161,390,415)	(118,162,719)	(189,077,596)
Net increase (decrease)	$(55,367,382)	$(44,683,859)	$29,855,138

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2017
	First Eagle High Yield Fund
	Class A	Class C	Class I	Class R6*
Shares sold	$10,298,495	$4,724,634	$39,651,117	$100,000
Shares issued for reinvested dividends and distributions	3,108,774	1,936,298	6,228,658	886
Shares redeemed	(40,919,238)	(18,697,618)	(60,221,061)	—
Net increase (decrease)	$(27,511,969)	$(12,036,686)	$(14,341,286)	$100,886
	Year Ended October 31, 2016
	First Eagle High Yield Fund
	Class A	Class C	Class I
Shares sold	$54,959,226	$24,773,260	$85,537,059
Shares issued for reinvested dividends and distributions	8,937,073	5,608,211	18,683,656
Shares redeemed	(107,572,665)	(45,504,285)	(255,582,789)
Net increase (decrease)	$(43,676,366)	$(15,122,814)	$(151,362,074)

*Represents the period from March 1, 2017 to April 30, 2017.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2017
	First Eagle Fund of America
	Class A	Class C	Class I	Class Y	Class R6*
Shares sold	$37,657,312	$15,590,513	$138,812,806	$9,488,995	$100,000
Shares issued for reinvested dividends and distributions	45,456,377	31,319,857	30,660,041	22,537,452	—
Shares redeemed	(324,885,444)	(139,103,719)	(240,404,743)	(55,755,475)	—
Net increase (decrease)	$(241,771,755)	$(92,193,349)	$(70,931,896)	$(23,729,028)	$100,000
	Year Ended October 31, 2016
	First Eagle Fund of America
	Class A	Class C	Class I	Class Y
Shares sold	$155,182,822	$60,883,214	$207,053,628	$24,924,812
Shares issued for reinvested dividends and distributions	32,951,785	19,957,823	23,592,833	12,761,129
Shares redeemed	(553,057,402)	(247,914,397)	(503,691,117)	(109,558,764)
Net increase (decrease)	$(364,922,795)	$(167,073,360)	$(273,044,656)	$(71,872,823)

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

Note 7 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The First Eagle High Yield Fund and First Eagle Global Income Builder Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 8 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the six-month period ended April 30, 2017.

Note 9 — Subsequent Events

On June 30, 2017, Mehdi Mahmud, Chief Executive Officer of First Eagle Investment Management, LLC, was appointed President of First Eagle Funds. His predecessor in that role, John Arnhold, continues to serve as a member of the Board of Trustees of the Funds.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Notes to Financial Statements (unaudited)

Effective June 5, 2017, the Funds terminated the custody agreement, administration agreement and credit facility with SSB and entered into a custody agreement, administration agreement and credit facility with JP Morgan Chase Bank, N.A. ("JPM").

E?ective July 1, 2017, the Adviser will receive from First Eagle Fund of America an annual advisory fee at the rate of 0.90% of the first $2.25 billion of the average daily net assets, 0.85% of the next $2.75 billion of the average daily net assets and 0.80% in excess of $5 billion of the average daily net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Fund Expenses (unaudited)

Example

As a shareholder of the First Eagle Funds, you may incur two types of costs: (1) transaction costs including front-end and contingent deferred sales charges (loads), and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2016 and held for the six-months ended April 30, 2017.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Funds | Semi-Annual Report | April 30, 2017

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid during the Period(3)
First Eagle Global Fund Consolidated
Class A	6.48%	$1,000.00	$1,064.80	1.11%	$5.68
Class C	6.09	1,000.00	1,060.90	1.86	9.50
Class I	6.64	1,000.00	1,066.40	0.84	4.30
Class R6(4)	0.49	1,000.00	1,004.90	0.81	1.36	(5)
First Eagle Overseas Fund Consolidated
Class A	4.34	1,000.00	1,043.40	1.16	5.88
Class C	3.93	1,000.00	1,039.30	1.89	9.56
Class I	4.45	1,000.00	1,044.50	0.86	4.36
Class R6(4)	2.33	1,000.00	1,023.30	0.81	1.37	(5)
First Eagle U.S. Value Fund Consolidated
Class A	8.84	1,000.00	1,088.40	1.10	5.70
Class C	8.40	1,000.00	1,084.00	1.85	9.56
Class I	8.98	1,000.00	1,089.80	0.81	4.20
Class R6(4)	-1.06	1,000.00	989.40	0.79	1.31	(5)
First Eagle Gold Fund Consolidated
Class A	-6.06	1,000.00	939.40	1.29	6.20
Class C	-6.45	1,000.00	935.50	2.06	9.89
Class I	-5.93	1,000.00	940.70	0.98	4.72
Class R6(4)	-1.76	1,000.00	982.40	0.91	1.51	(5)
First Eagle Global Income Builder Fund
Class A	6.56	1,000.00	1,065.60	1.20	6.15
Class C	6.18	1,000.00	1,061.80	1.95	9.97
Class I	6.72	1,000.00	1,067.20	0.93	4.77
Class R6(4)	2.03	1,000.00	1,020.30	0.88	1.49	(5)
First Eagle High Yield Fund
Class A	3.80	1,000.00	1,038.00	1.16	5.86
Class C	3.54	1,000.00	1,035.40	1.90	9.59
Class I	4.07	1,000.00	1,040.70	0.86	4.35
Class R6(4)	1.00	1,000.00	1,010.00	0.81	1.36	(5)
First Eagle Fund of America
Class A	14.63	1,000.00	1,146.30	1.35	7.18
Class C	14.16	1,000.00	1,141.60	2.10	11.15
Class I	14.79	1,000.00	1,147.90	1.03	5.49
Class Y	14.62	1,000.00	1,146.20	1.32	7.02
Class R6(4)	2.34	1,000.00	1,023.40	0.97	1.64	(5)

First Eagle Funds | Semi-Annual Report | April 30, 2017

Fund Expenses (unaudited)

(1)  For the six-months ended April 30, 2017.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(4)  Class R6 commenced investment operations on March 1, 2017.

(5)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days in the period).

First Eagle Funds | Semi-Annual Report | April 30, 2017

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the First Eagle Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on November 1, 2016 and held for the six-months ended April 30, 2017.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Funds | Semi-Annual Report | April 30, 2017

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid during the Period(2)
First Eagle Global Fund Consolidated
Class A	5.00%	$1,000.00	$1,019.29	1.11%	$5.56
Class C	5.00	1,000.00	1,015.57	1.86	9.30
Class I	5.00	1,000.00	1,020.63	0.84	4.21
Class R6(3)	5.00	1,000.00	1,007.00	0.81	1.36	(4)
First Eagle Overseas Fund Consolidated
Class A	5.00	1,000.00	1,019.04	1.16	5.81
Class C	5.00	1,000.00	1,015.42	1.89	9.44
Class I	5.00	1,000.00	1,020.53	0.86	4.31
Class R6(3)	5.00	1,000.00	1,007.00	0.81	1.36	(4)
First Eagle U.S. Value Fund Consolidated
Class A	5.00	1,000.00	1,019.34	1.10	5.51
Class C	5.00	1,000.00	1,015.62	1.85	9.25
Class I	5.00	1,000.00	1,020.78	0.81	4.06
Class R6(3)	5.00	1,000.00	1,007.04	0.79	1.32	(4)
First Eagle Gold Fund Consolidated
Class A	5.00	1,000.00	1,018.40	1.29	6.46
Class C	5.00	1,000.00	1,014.58	2.06	10.29
Class I	5.00	1,000.00	1,019.93	0.98	4.91
Class R6(3)	5.00	1,000.00	1,006.84	0.91	1.53	(4)
First Eagle Global Income Builder Fund
Class A	5.00	1,000.00	1,018.84	1.20	6.01
Class C	5.00	1,000.00	1,015.12	1.95	9.74
Class I	5.00	1,000.00	1,020.18	0.93	4.66
Class R6(3)	5.00	1,000.00	1,006.89	0.88	1.48	(4)
First Eagle High Yield Fund
Class A	5.00	1,000.00	1,019.04	1.16	5.81
Class C	5.00	1,000.00	1,015.37	1.90	9.49
Class I	5.00	1,000.00	1,020.53	0.86	4.31
Class R6(3)	5.00	1,000.00	1,007.00	0.81	1.36	(4)
First Eagle Fund of America
Class A	5.00	1,000.00	1,018.10	1.35	6.76
Class C	5.00	1,000.00	1,014.38	2.10	10.49
Class I	5.00	1,000.00	1,019.69	1.03	5.16
Class Y	5.00	1,000.00	1,018.25	1.32	6.61
Class R6(3)	5.00	1,000.00	1,006.74	0.97	1.63	(4)

First Eagle Funds | Semi-Annual Report | April 30, 2017

Fund Expenses (unaudited)

(1)  For the six-months ended April 30, 2017.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(3)  Class R6 commenced investment operations on March 1, 2017.

(4)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days in the period).

First Eagle Funds | Semi-Annual Report | April 30, 2017

General Information

Quarterly Form N-Q portfolio schedule

The First Eagle Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1.800.SEC.0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds' proxy voting policies, (2) a description of the Funds' proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds | Semi-Annual Report | April 30, 2017

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Jean-Marie Eveillard

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Officers

John P. Arnhold

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Albert Pisano

Chief Compliance Officer

Suzan J. Afifi

Secretary & Vice President

Tricia Larkin

Treasurer

Michael Luzzatto

Vice President

Neal Ashinsky

Assistant Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Shearman & Sterling LLP

599 Lexington Avenue
New York, NY 10022

Custodian

State Street Corporation

Corporate Headquarters
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Shareholder Servicing Agent

DST Systems, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

First Eagle Funds | Semi-Annual Report | April 30, 2017

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First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048

800.334.2143 www.feim.com

Item 2.                                 Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.  Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.                                 Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.                                 Principal Accountant Fees and Services

Not applicable to this semi-annual report.

Item 5.                                 Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.                                 Schedule of Investments.

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.                                 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.                                 Portfolio Managers of Closed-End Management Investment Companies.

Not applicable at this time.

Item 9.                                 Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.                          Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 11.                          Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                          Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):  Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ John P. Arnhold
John P. Arnhold, President

Date: June 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer

Date:  June 30, 2017

By (Signature and Title)*	/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer

Date:  June 30, 2017

*                            Print the name and title of each signing officer under his or her signature.